united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of Registrant as specified in charter)

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Address of principal executive offices) (Zip code)

Ultimus Fund Solutions ___

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/20

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Catalyst Hedged Commodity Strategy Fund
(CFHAX, CFHCX, CFHIX)
Catalyst/Warrington Strategic Program Fund
(CWXAX, CWXCX, CWXIX)
Catalyst Systematic Alpha Fund
(ATRAX, ATRCX, ATRFX)
Catalyst/Teza Algorithmic Allocation Fund
(formerly, the Catalyst/Teza Algorithmic Allocation Income Fund)
(TEZAX, TEZCX, TEZIX)
Catalyst Multi Strategy Fund
(ACXAX, ACXCX, ACXIX)
EAVOL Nasdaq-100 Volatility Overlay Fund
(formerly, the Catalyst/Exceed Defined Risk Fund)
(CLPAX, CLPCX, CLPFX)
Catalyst/Millburn Hedge Strategy Fund
(MBXAX, MBXCX, MBXIX)
Catalyst Buffered Shield Fund
(formerly, the Catalyst/Exceed Defined Shield Fund)
(SHIEX, SHINX, SHIIX)

December 31, 2020

Mutual Fund Series Trust

CATALYST FUNDS
SEMI-ANNUAL REPORT
TABLE OF CONTENTS

Portfolio Review	Page 1
Portfolios of Investments	Page 9
Statements of Assets and Liabilities	Page 30
Statements of Operations	Page 32
Statements of Changes in Net Assets	Page 34
Financial Highlights	Page 38
Notes to Financial Statements	Page 54
Supplemental Information	Page 78
Expense Example	Page 86
Privacy Notice	Page 87

Catalyst Hedged Commodity Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for the periods ended December 31, 2020, compared to its benchmarks:

			Annualized 5 Year	Annualized Since
	6 Month Return	1 Year Return	Return	Inception**
Class A	(6.52)%	(10.70)%	1.09%	0.91%
Class A with load	(11.86)%	(15.87)%	(0.10)%	(0.22)%
Class C	(6.87)%	(11.37)%	0.35%	0.18%
Class I	(6.41)%	(10.51)%	1.35%	1.17%
S&P 500 Total Return Index (a)	22.16%	18.40%	15.22%	15.93%
Bloomberg Commodity Total Return Index (b)	20.19%	(3.12)%	1.03%	(1.13)%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s Prospectus dated November 1, 2020, the Fund’s total gross annual operating expenses are 2.53% for Class A, 3.28% for Class C and 2.28% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

(b)	The Bloomberg Commodity Total Return Index is composed of futures contracts and reflects the returns on a fully collateralized investment in the BCOM. This combines the returns of the BCOM with the returns on cash collateral invested in 13 week (3 Month) U.S. Treasury Bills. Investors cannot invest directly in an index.

**	Inception date is September 30, 2015.

Holdings by Security Type ^	% of Net Assets
United States Government Securities	6.9%
Other/Cash & Equivalents	93.1%
100.0%

^     Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Warrington Strategic Program Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for each of the periods ended December 31, 2020, compared to its benchmark:

			Annualized	Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**	Since Inception***
Class A	1.18%	3.49%	(4.70)%	1.31%	8.64%	N/A
Class A with load	(4.58)%	(2.41)%	(5.82)%	0.71%	8.23%	N/A
Class C	0.83%	2.82%	(5.41)%	N/A	N/A	(2.55)%
Class I	1.29%	3.70%	(4.46)%	N/A	N/A	(1.59)%
S&P 500 Total Return Index (a)	22.16%	18.40%	15.22%	13.88%	9.72%	14.31%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated November 1, 2020, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 2.89% for Class A, 3.66% for Class C and 2.61% for Class I shares. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

Performance information for the period prior to January 2020 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is December 15, 2005 for Class A and the benchmark.

***	Inception date is August 30, 2013 for Class C, Class I and benchmark.

Holdings by Security Type ^	% of Net Assets
Private Investment Fund	11.0%
Other/Cash & Equivalents	89.0%
100.0%

^     Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Systematic Alpha Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for each of the periods ended December 31, 2020 compared to its benchmarks:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	20.58%	14.98%	3.35%	2.56%
Class A with load	13.61%	8.32%	2.13%	1.61%
Class C	20.04%	14.05%	2.50%	1.74%
Class I	20.72%	15.28%	3.58%	2.75%
S&P 500 Total Return Index(a)	22.16%	18.40%	15.22%	13.19%
BNP Paribas Catalyst Systematic Alpha Index (b)	10.76%	4.95%	8.20%	(0.02)%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s Prospectus dated November 1, 2020, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 6.48% for Class A, 7.23% for Class C and 6.23% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

Performance information for the period prior to November 2017 does not reflect the Fund’s current strategy

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

(b)	BNP Paribas Catalyst Systematic Alpha Index™ is a rules-based Index designed to capitalize on structural inefficiencies and behavioral biases (risk premia) present within the equity, fixed-income, commodity, and currency markets. The BNPP CASA Index is composed of seven rules-based Index Components created by BNP Paribas (each, a “BNPP Index Component”). Carry Risk Premium captures the tendency for higher yielding assets to outperform lower yielding assets over time. Volatility Risk Premium captures the behavioral tendency of markets to exaggerate the probability of near-term market corrections. Momentum Risk Premium captures the tendency for assets that have performed well in the recent past to continue to perform well, and assets that have performed poorly in the recent past to continue to perform poorly.

**	Inception date is July 31, 2014.

Holdings by Security type ^	% of Net Assets
Convertible Bonds	42.9%
Open Ended Funds	26.0%
Corporate Bond	4.5%
Other/Cash & Equivalents	26.6%
100.0%

^     Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Teza Algorithmic Allocation Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for the periods ended December 31, 2020, compared to its benchmarks:

			Annualized
	6 Month Return	1 Year Return	Since Inception**
Class A	1.35%	(1.79)%	(1.79)%
Class A with load	(4.47)%	(7.44)%	(7.44)%
Class C	0.98%	(2.56)%	(2.56)%
Class I	1.49%	(1.55)%	(1.55)%
S&P 500 Total Return Index(a)	22.16%	18.40%	18.40%
S&P 10% Vol Risk Parity Total Return Index(b)	15.54%	11.48%	11.48%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated October 1, 2020 the Fund’s total annual operating expenses, including the cost of underlying funds, are 4.39% for Class A, 5.14% for Class C and 4.14% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

(b)	The S&P 10% Vol Risk Parity Total Return Index measures the performance of a multi-asset risk parity strategy that allocates risk equally among equity, fixed income, and commodities futures contracts. Investors cannot invest directly in an index.

**	Inception date is December 31, 2019.

Top Holdings by Investment Type ^	% of Net Assets
Exchange Traded Funds	47.6%
U.S. Government Securities	5.5%
Other/Cash & Equivalents	46.9%
100.0%

^     Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst Multi-Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for each of the periods ended December 31, 2020 compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**	Since Inception***
Class A	9.75%	4.61%	0.88%	N/A	N/A	(0.01)%
Class A with load	3.46%	(1.38)%	(0.31)%	N/A	N/A	(1.10)%
Class C	9.27%	3.79%	0.13%	N/A	N/A	(0.79)%
Class I (a)	9.83%	4.85%	1.13%	1.15%	3.52%	N.A
BofAML 3 Month Treasury Bill Index (b)	0.07%	0.67%	1.20%	0.64%	0.72%	1.12%
C.S. Managed Futures Liquid Index (c)	7.75%	1.80%	(1.10)%	0.66%	2.39%	(1.34)%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated November 1, 2020, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 5.26% for Class A, 6.01% for Class C and 5.01% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Fund acquired all of the assets and liabilities of Auctos Global Diversified Fund, LLC (the “Predecessor Fund”) in a tax-free reorganization on August 13, 2015. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Institutional shares of the Fund, so the Predecessor Fund became the Institutional shares of the Fund. The Fund’s investment objective, policies and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The Predecessor Fund commenced operations on October 31, 2007. Updated performance information will be available at no cost by calling 1-866-447-4228 or visiting the Fund’s website at www.CatalystMF.com.

(b)	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index “BofAML 3-Month T-Bill,” is an index of short-term U.S. Government securities maturing in 90 days. Investors cannot invest directly in an index.

(c)	The Credit Suisse Managed Futures Liquid Index (C.S. Managed Futures Liquid Index) seeks to gain broad exposure to the Managed Futures strategy using a pre-defined quantitative methodology to invest in a range of asset classes including: equities, fixed income, commodities and currencies.

**	Inception date is October 31, 2007 for Class I and benchmark.

***	Inception date is August 13, 2015 for Class A, Class C and benchmark.

Holdings by Security Type ^	% of Net Assets
Exchange Traded Funds	15.3%
REITs	10.9%
Open Ended Funds	9.5%
Other/Cash & Equivalents	64.3%
100.0%

^     Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

EAVOL Nasdaq-100 Volatility Overlay Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for the periods ended December 31, 2020, compared to its benchmarks:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	12.21%	5.25%	5.83%	5.38%
Class A with load	5.74%	(0.82)%	4.59%	4.50%
Class C	11.81%	4.43%	4.98%	4.55%
Class I	12.36%	5.54%	6.05%	4.94%
Nasdaq 100 Index(a)	27.36%	48.88%	24.27%	21.39%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated October 1, 2020, the Fund’s total gross annual operating expenses are 2.69% for Class A, 3.44% for Class C and 2.44% for Class I shares . Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

Performance information for the period prior to October 2020 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	The Nasdaq 100 Index is a large-capitalization growth index comprised of the 100 largest domestic and international (including emerging markets) non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NDX is concentrated in the technology sector Investors cannot invest directly in an index.

**	Inception date is December 31, 2013 for Class A, Class C and the Benchmark, and June 6, 2014 for Class I.

Holdings by Industry/Security Type ^	% of Net Assets
Exchange Traded Fund	23.0%
Software	9.2%
Semiconductors	8.2%
Technology Hardware	8.1%
Internet Media & Services	7.9%
E-Commerce Discretionary	6.4%
Technology Services	2.7%
Automotive	2.7%
Biotech & Pharmaceuticals	2.3%
Cable & Satellite	1.9%
Other/Cash & Equivalents	27.6%
100.0%

^     Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Millburn Hedge Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for each of the periods ended December 31, 2020 compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**	Since Inception***	Since Inception****
Class A	16.16%	(0.76)%	8.05%	N/A	N/A	7.88%	N/A
Class A with load	9.46%	(6.46)%	6.78%	N/A	N/A	6.61%	N/A
Class C	15.72%	(1.49)%	7.23%	N/A	N/A	7.06%	N/A
Class C-1	N/A	N/A	N/A	N/A	N/A	N/A	14.46%
Class I (a)	16.31%	(0.49)%	8.31%	6.58%	10.48%	N/A	N/A
BofA Merrill Lynch 3 Month U.S. Treasury Bill Index (b)	0.07%	0.67%	1.20%	0.64%	2.14%	1.20%	0.02%
Credit Suisse Managed Futures Hedge Fund Index (c)	4.86%	1.86%	(0.06)%	0.58%	4.24%	(0.06)%	6.05%
S&P 500 Total Return Index (d)	22.16%	18.40%	15.22%	13.88%	9.03%	15.06%	15.21%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s Prospectus dated November 1, 2020, the Fund’s total gross annual operating expenses are 2.27% for Class A, 3.02% for Class C, 3.02% for Class C-1 and 2.02% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Fund acquired all of the assets and liabilities of Millburn Hedge Fund, L.P. (the “Predecessor Fund”) in a tax-free reorganization on December 28, 2015. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Institutional shares of the Fund, so the Predecessor Fund became the Institutional shares of the Fund. The Fund’s investment objective, policies and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The Predecessor Fund commenced operations on January 1, 1997. Updated performance information will be available at no cost by calling 1-866-447-4228 or visiting the Fund’s website at www.CatalystMF.com.

(b)	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index “BofAML 3-Month T-Bill”, is an index of short-term U.S. Government securities maturing in 90 days. Investors cannot invest directly in an index.

(c)	Credit Suisse Managed Futures Hedge Fund Index is designed to broadly represent the performance of Managed Futures hedge funds in the Credit Suisse database representing at least 85% of total Managed Futures hedge fund assets under management. Investors cannot invest directly in an index.

(d)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is January 1, 1997 for I shares and Benchmarks.

***	Inception date is December 28, 2015 for Class A shares, Class C shares and Benchmarks.

****	Inception date is October 30, 2020 for Class C-1 shares and Benchmarks.

Holdings by Security Type ^	% of Net Assets
Exchange Traded Funds	49.3%
United States Government Securities	29.5%
Other/Cash & Equivalents	21.2%
100.0%

^     Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Buffered Shield Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for the periods ended December 31, 2020, compared to its benchmarks:

				Annualized Since
	6 Month Return	1 Year Return	5 Year Return	Inception**
Class A	9.74%	6.96%	7.83%	6.29%
Class A with Load	3.41%	0.84%	6.57%	5.20%
Class C	9.29%	6.16%	N/A	7.04%
Class I	9.82%	7.17%	8.07%	6.56%
S&P 500 Total Return Index (a)	22.16%	18.40%	15.22%	13.00%
HFRX Equity Hedge Index (b)	11.63%	4.60%	3.25%	1.57%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated November 1, 2020 as supplemented December 21, 2020, the Fund’s total gross annual operating expenses are 2.04% for Class A, 2.79% for Class C and 1.79% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

**	Inception date is April 14, 2015 for Class A, Class I and the Benchmark, and September 5, 2017 for Class C. Total returns prior to the Fund Inception on September 5, 2017 are based on the performance of the Fund’s Predecessor Fund.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(b)	The HFRX Equity Hedge Index (“HFRX Equity”), tracks strategies that maintain positions both long and short in primarily equity and equity derivative securities. The total return of the HFRX Equity includes the reinvestment of dividends and income. The total return of HFRX Equity does not include expenses. HFRX Equity is not professionally managed and is not available for investment.

Holdings by Industry/Security Type ^	% of Net Assets
Exchange Traded Funds	61.5%
Banking	9.8%
Specialty Finance	2.4%
Machinery	1.6%
Aerospace & Defense	1.5%
Institutional Financial Services	1.4%
Medical Equipment & Devices	1.1%
Insurance	1.0%
Electric Utilities	0.9%
Biotech & Pharmaceuticals	0.9%
Other/Cash & Equivalents	17.9%
100.0%

^     Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Contracts (a)		Counterparty	Notional Value	Expiration Date	Exercise Price	Value
	OPTIONS PURCHASED - 5.0% *
	CALL OPTIONS PURCHASED - 3.5%
100	Corn Future, Maturing February 2021 +	Wedbush	$2,225,000	1/22/2021	$445.00	$203,750
100	Corn Future, Maturing February 2021 +	Wedbush	2,350,000	1/22/2021	470.00	105,625
200	Corn Future, Maturing February 2021 +	Wedbush	4,000,000	1/22/2021	400.00	2,500
200	Corn Future, Maturing February 2021 +	Wedbush	4,300,000	1/22/2021	430.00	7,500
100	Corn Future, Maturing February 2021 +	Wedbush	2,200,000	1/22/2021	440.00	6,250
150	Corn Future, Maturing March 2021 +	Wedbush	2,175,000	2/19/2021	290.00	938
150	Corn Future, Maturing March 2021 +	Wedbush	2,550,000	2/19/2021	340.00	938
75	Crude Oil Future, Maturing February 2021 +	Wedbush	3,600,000	1/14/2021	48.00	120,750
100	Crude Oil Future, Maturing February 2021 +	Wedbush	5,000,000	1/14/2021	50.00	72,000
75	Gold Future, Maturing February 2021 +	Wedbush	14,100,000	1/26/2021	1,880.00	319,500
51	Gold Future, Maturing February 2021 +	Wedbush	9,690,000	1/26/2021	1,900.00	166,770
57	Gold Future, Maturing February 2021 +	Wedbush	12,169,500	1/26/2021	2,135.00	6,270
51	Gold Future, Maturing February 2021 +	Wedbush	11,730,000	1/26/2021	2,300.00	2,040
51	Gold Future, Maturing February 2021 +	Wedbush	12,495,000	1/26/2021	2,450.00	1,020
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,623,903)					1,015,850

	PUT OPTIONS PURCHASED - 1.5%
95	Crude Oil Future, Maturing February 2021 +	Wedbush	3,372,500	1/14/2021	35.50	3,800
1	Crude Oil Future, Maturing February 2021 +	Wedbush	36,500	1/14/2021	36.50	40
101	Crude Oil Future, Maturing February 2021 +	Wedbush	4,848,000	1/14/2021	48.00	110,090
75	Gold 100 Week Option +	Wedbush	14,437,500	1/15/2021	1,925.00	340,500
	TOTAL PUT OPTIONS PURCHASED (Cost - $909,576)					454,430

	TOTAL OPTIONS PURCHASED (Cost - $2,533,479)					1,470,280

Principal			Coupon Rate (%)	Maturity
	UNITED STATES GOVERNMENT SECURITIES - 6.9%
$2,000,000	United States Treasury Bill +		0.00%	3/18/2021		1,999,757
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $1,999,673)					1,999,757
Shares
	SHORT-TERM INVESTMENTS - 89.2%
26,004,706	First American Government Obligations Portfolio - Institutional Class, 0.04% **					26,004,706
	TOTAL SHORT-TERM INVESTMENTS (Cost - $26,004,706)					26,004,706

	TOTAL INVESTMENTS - 101.1% (Cost - $30,537,858)					$29,474,743
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%					(316,281)
	NET ASSETS - 100.0%					$29,158,462

Contracts (a)		Counterparty	Notional Value	Expiration Date	Exercise Price	Value
	OPTIONS WRITTEN - (2.6)% *
	CALL OPTIONS WRITTEN - (1.9)%
200	Corn Future, Maturing February 2021 +	Wedbush	$4,600,000	1/22/2021	$460.00	$281,250
75	Gold 100 Week Option +	Wedbush	14,437,500	1/15/2021	1,925.00	116,250
63	Gold Future, Maturing February 2021 +	Wedbush	13,041,000	1/26/2021	2,070.00	13,860
45	Gold Future, Maturing February 2021 +	Wedbush	9,450,000	1/26/2021	2,100.00	6,750
102	Gold Future, Maturing February 2021 +	Wedbush	24,480,000	1/26/2021	2,400.00	2,040
75	WTI Crude Oil Weekly Option	Wedbush	3,600,000	1/8/2021	48.00	95,250
100	WTI Crude Oil Weekly Option	Wedbush	5,000,000	1/8/2021	50.00	44,000
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $510,680)					559,400

	PUT OPTIONS WRITTEN - (0.7)%
100	Corn Future, Maturing Feb 2021 +	Wedbush	2,050,000	1/22/2021	410.00	1,875
200	Corn Future, Maturing Feb 2021 +	Wedbush	4,150,000	1/22/2021	415.00	3,750
200	Corn Future, Maturing Feb 2021 +	Wedbush	4,250,000	1/22/2021	425.00	6,250
150	Corn Future, Maturing March 2021 +	Wedbush	2,325,000	2/19/2021	310.00	937
101	Crude Oil Future, Maturing February 2021 +	Wedbush	4,343,000	1/14/2021	43.00	17,170
75	Gold 100 Week Option +	Wedbush	14,137,500	1/15/2021	1,885.00	166,500
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $643,030)					196,482

	TOTAL OPTIONS WRITTEN (Premiums Received - $1,153,710)					$755,882

*	Non-income producing security.

+	All of this investment is a holding of the CHCSF Fund Limited.

**	Rate shown represents the rate at December 31, 2020, is subject to change and resets daily.

(a)	Each contract is equivalent to one underlying futures contract.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/WARRINGTON STRATEGIC PROGRAM FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Contracts (a)		Counterparty	Notional	Expiration Date	Exercise Price	Value
	PURCHASED OPTIONS - 0.6% *
	PUT OPTIONS PURCHASED - 0.6%
320	S&P 500 Index Future, Maturing March 2021	ADM, ED&F Man, RCG	$288,000,000	1/8/2021	$3,600	$648,000
	TOTAL PURCHASED OPTIONS (Cost - $992,000)					648,000

	PRIVATE INVESTMENT FUND - 11.0%
	Prime Meridian Income QP Fund, LP # +					11,841,741
	TOTAL PRIVATE INVESTMENT FUND (Cost - $10,119,258)					11,841,741

Shares
	SHORT-TERM INVESTMENTS - 1.1%
	MONEY MARKET FUND - 1.1%
1,173,904	First American Government Obligations Portfolio - Institutional Class 0.04%**
	TOTAL SHORT-TERM INVESTMENTS(Cost - $1,173,904)					1,173,904

	TOTAL INVESTMENTS - 12.7% (Cost - $12,285,162)					$13,663,645
	OTHER ASSETS LESS LIABILITIES - 87.3%					94,019,436
	NET ASSETS - 100.0%					$107,683,081

Contracts (a)		Counterparty	Notional	Expiration Date	Exercise Price	Value
	WRITTEN OPTIONS - 0.7% *
	PUT OPTIONS WRITTEN - 0.7%
160	S&P 500 Index Future, Maturing March 2021	ADM, ED&F Man, RCG	130,000,000	1/8/2021	3,250	62,000
960	S&P 500 Index Future, Maturing March 2021	ADM, ED&F Man, RCG	828,000,000	1/8/2021	3,450	660,000
	TOTAL OPTIONS WRITTEN (Premiums Received - $1,055,000)					722,000

LP - Limited Partnership

ADM - ADM Investor Services, Inc.

RCG - Rosenthal Collins Group

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2020, is subject to change and resets daily.

+	Affiliated issuer.

#	The security is illiquid; total illiquid securities represent 11.0% of net assets.

(a)	Each contract is equivalent to one of the underlying futures contract.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Principal		Coupon Rate (%)		Maturity	Value
	CONVERTIBLE BONDS - 42.9%
	LEISURE FACILITIES & SERVICES - 4.7%
$125,000	Live Nation Entertainment, Inc. #	2.000		2/15/2025	$133,530

	SOFTWARE - 18.5%
125,000	Limelight Networks, Inc. #	3.500		8/1/2025	113,600
125,000	New Relic, Inc.	0.500		5/1/2023	122,779
125,000	Nutanix, Inc.	0.000	^	1/15/2023	126,473
125,000	RealPage, Inc.	1.500		5/15/2025	161,382
					524,234
	SPECIALTY FINANCE - 13.2%
125,000	Arbor Realty Trust, Inc.	4.750		11/1/2022	125,739
125,000	PennyMac Corp.	5.500		11/1/2024	123,437
125,000	Two Harbors Investment Corp.	6.250		1/15/2022	125,313
					374,489
	TELECOMMUNICATIONS - 6.5%
125,000	8x8, Inc. #	0.500		2/1/2024	182,034

	TOTAL CONVERTIBLE BONDS (Cost - $1,084,010)				1,214,287

	CORPORATE BOND - 4.5%
	FIXED INCOME FUNDS - 4.5%
91,791	Carvana Co. #	5.625		10/1/2025	128,437
	TOTAL CORPORATE BOND (Cost - $124,698)				128,437

Shares
	OPEN ENDED FUNDS - 26.0%
	FIXED INCOME FUNDS - 26.0%
32,567	Catalyst Enhanced Income Strategy Fund, Class I +				$367,684
18,774	Rational Special Situations Income Fund, Institutional Class +				367,591
	TOTAL OPEN ENDED FUNDS (Cost - $748,769)				735,275

	SHORT-TERM INVESTMENT - 14.2%
	MONEY MARKET FUND - 14.2%
402,224	First American Government Obligations Portfolio- Institutional Class 0.04% * ++				402,224
	SHORT-TERM INVESTMENT (Cost - $402,224)				402,224

	TOTAL INVESTMENTS - 87.6% (Cost - $2,359,701)				$2,480,223
	OTHER ASSETS LESS LIABILITIES - 12.4%				352,776
	NET ASSETS - 100.0%				$2,832,999

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2020, these securities amounted to $444,001 or 15.7% of net assets.

^	Zero coupon rate.

*	Rate shown represents the rate at December 31, 2020, is subject to change and resets daily.

+	Affiliated issuer.

++	All or a portion of this investment is a holding of the CSACS Fund Limited.

TOTAL RETURN SWAPS - 5.0%

The BNP Paribas Catalyst Systematic Index (“BNP CASA Index”) is a rules based index designed to capitalize on structural inefficiencies and behavorial biases present within the equity, fixed income, commodity and currency markets. The BNP CASA Index is comprised of seven rules-based Index components created by BNP Paribas.

		Notional			Pay/Receive Fixed	Upfront	Unrealized
Shares	Reference Entity	Amount	Counterparty	Maturity	Rate	Payments	Depreciation
1,125	BNP Paribas Catalyst Systematic Index ++	2,325,000	BNP Paribas	2/10/2021	0.5000%	—	$(57,591)
1,028	BNP Paribas Catalyst Systematic Index ++	1,900,000	BNP Paribas	2/16/2021	0.5000%	—	199,277
							$141,686

++	This instrument is held by CSACS Fund Ltd.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

BNP Paribas Catalyst Systematic Index Swap Holdings 1% of Notional ^

						Unrealized
						Appreciation/
Long Contracts		Counterparty	Notional Amount	Maturity		(Depreciation)	Weighted%
	OPEN LONG FUTURES CONTRACTS
10	10 Year US Future	BNP Paribas	$1,433,644	March-21		$(973)	7.18%
332	CMX Copper Futures	BNP Paribas	293,137	July-21		6,978	1.47%
0	CMX Gold Future	BNP Paribas	44,193	February-21		2,834	0.22%
2	CMX Gold Future	BNP Paribas	298,479	June-21		19,235	1.50%
2	CMX Silver Future	BNP Paribas	298,803	July-21		50,009	1.50%
21	E10 Future	BNP Paribas	4,411,292	March-21		—	22.10%
4	Emerging Future	BNP Paribas	228,060	March-21		16,599	1.14%
3	ICE Brent Crude Future	BNP Paribas	133,161	July-21		9,355	0.67%
3	ICE Brent Crude Future	BNP Paribas	133,982	December-21		7,558	0.67%
1	ICE Gas Oil Future	BNP Paribas	45,165	December-21		2,125	0.23%
1	JGB Future	BNP Paribas	1,099,202	March-21		—	5.51%
2	LME Aluminium HG Future	BNP Paribas	121,090	June-21		(3,588)	0.61%
2	LME Aluminium HG Future	BNP Paribas	105,044	July-21		(2,982)	0.53%
1	LME Copper Future	BNP Paribas	225,528	June-21		5,546	1.13%
1	LME Nickel Future	BNP Paribas	82,869	February-21		2,890	0.42%
3	LME Nickel Future	BNP Paribas	291,262	July-21		10,585	1.46%
4	LME Zinc Future	BNP Paribas	290,085	July-21		(4,075)	1.45%
8	Nikkei Future	BNP Paribas	989,231	March-21		39,479	4.96%
209	NYMEX Gasoline RBOB Future	BNP Paribas	133,977	July-21		11,483	0.67%
81	NYMEX Gasoline RBOB Future	BNP Paribas	45,608	December-21		3,279	0.23%
62	NYMEX Heating Oil	BNP Paribas	38,931	April-21		2,679	0.20%
9	NYMEX Natural Gas Future	BNP Paribas	234,498	April-21		(14,151)	1.17%
3	NYMEX WTI Crude Future	BNP Paribas	133,181	July-21		8,156	0.67%
3	NYMEX WTI Crude Future	BNP Paribas	156,118	October-21		8,721	0.78%
5	S&P 500 Future	BNP Paribas	934,264	March-21		34,633	4.68%
	NET UNREALIZED GAIN FROM OPEN LONG FUTURE CONTRACTS					216,375

Short Contracts
	OPEN SHORT FUTURES CONTRACTS
(11)	CBOE VIX Future	BNP Paribas	(255,385)	January-21		9,353	1.28%
(210)	CMX Copper Future	BNP Paribas	(186,004)	March-21		(4,382)	0.93%
(333)	CMX Copper Future	BNP Paribas	(293,170)	May-21		(6,897)	1.47%
(2)	CMX Gold Future	BNP Paribas	(298,438)	April-21		(19,196)	1.50%
(2)	CMX Silver Future	BNP Paribas	(298,799)	May-21		(50,263)	1.50%
(1)	HSCEI Future	BNP Paribas	(40,287)	January-21		(445)	0.20%
(2)	ICE Brent Crude Future	BNP Paribas	(111,494)	March-21		(8,952)	0.56%
(3)	ICE Brent Crude Future	BNP Paribas	(133,463)	May-21		(10,211)	0.67%
(1)	ICE Gas Oil	BNP Paribas	(37,455)	March-21		(2,642)	0.19%
(2)	LME Aluminum HG Future	BNP Paribas	(100,570)	March-21		3,367	0.50%
(2)	LME Aluminum HG Future	BNP Paribas	(105,042)	May-21		3,217	0.53%
(1)	LME Nickel Future	BNP Paribas	(68,681)	March-21		(2,432)	0.34%
(3)	LME Nickel Future	BNP Paribas	(291,222)	May-21		(10,444)	1.46%
(66)	NYMEX Gasoline RBOB Future	BNP Paribas	(38,841)	March-21		(4,454)	0.19%
(208)	NYMEX Gasoline RBOB Future	BNP Paribas	(134,350)	May-21		(12,217)	0.67%
(8)	NYMEX Natural Gas Future	BNP Paribas	(183,347)	March-21		17,883	0.92%
(3)	NYMEX WTI Crude Future	BNP Paribas	(129,742)	March-21		(8,469)	0.65%
(3)	NYMEX WTI Crude Future	BNP Paribas	(133,383)	May-21		(8,478)	0.67%
	NET UNREALIZED LOSS FROM OPEN SHORT FUTURE CONTRACTS					(115,662)

					Exercise
Contracts					Price	Value
	OPTIONS PURCHASED
	CALL OPTIONS PURCHASED
64	S&P 500 Index	BNP Paribas	244,956	1/29/2021	$3,849.17	$1,491	1.23%
51	S&P 500 Index	BNP Paribas	195,163	2/5/2021	3,848.12	2,218	0.98%
35	S&P 500 Index	BNP Paribas	134,797	2/12/2021	3,847.10	2,047	0.68%
23	S&P 500 Index	BNP Paribas	88,681	2/19/2021	3,846.08	1,594	0.44%
11	S&P 500 Index	BNP Paribas	41,529	2/26/2021	3,845.20	900	0.21%
	TOTAL OPTIONS PURCHASED					8,250

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

BNP Paribas Catalyst Systematic Index Swap Holdings 1% of Notional ^ (Continued)

					Exercise
Contracts		Counterparty	Notional Amount	Maturity	Price	Value
	OPTIONS WRITTEN
	CALL OPTIONS WRITTEN
(9)	S&P 500 Index	BNP Paribas	$(34,401)	1/29/2021	$3,727.04	$(1,149)	0.17%
(10)	S&P 500 Index	BNP Paribas	(37,689)	1/29/2021	3,735.36	(1,176)	0.19%
(9)	S&P 500 Index	BNP Paribas	(34,839)	1/29/2021	3,756.07	(901)	0.17%
(10)	S&P 500 Index	BNP Paribas	(36,064)	1/29/2021	3,795.54	(894)	0.18%
(9)	S&P 500 Index	BNP Paribas	(36,126)	1/29/2021	3,820.22	(400)	0.18%
(9)	S&P 500 Index	BNP Paribas	(35,482)	1/29/2021	3,825.34	(358)	0.18%
(10)	S&P 500 Index	BNP Paribas	(39,671)	1/29/2021	3,828.74	(374)	0.20%
(10)	S&P 500 Index	BNP Paribas	(36,581)	1/29/2021	3,849.97	(219)	0.18%
(10)	S&P 500 Index	BNP Paribas	(37,892)	1/29/2021	3,913.39	(23)	0.19%
(10)	S&P 500 Index	BNP Paribas	(37,234)	1/29/2021	3,918.64	(17)	0.19%
(11)	S&P 500 Index	BNP Paribas	(41,526)	1/29/2021	3,922.13	(16)	0.21%
(10)	S&P 500 Index	BNP Paribas	(38,366)	1/29/2021	3,943.87	(4)	0.19%
(9)	S&P 500 Index	BNP Paribas	(34,660)	2/5/2021	3,700.65	(1,507)	0.17%
(10)	S&P 500 Index	BNP Paribas	(36,385)	2/5/2021	3,793.17	(789)	0.18%
(9)	S&P 500 Index	BNP Paribas	(33,905)	2/5/2021	3,803.79	(660)	0.17%
(9)	S&P 500 Index	BNP Paribas	(33,723)	2/5/2021	3,841.84	(417)	0.17%
(10)	S&P 500 Index	BNP Paribas	(38,151)	2/5/2021	3,885.68	(237)	0.19%
(9)	S&P 500 Index	BNP Paribas	(35,635)	2/5/2021	3,898.89	(172)	0.18%
(9)	S&P 500 Index	BNP Paribas	(35,436)	2/5/2021	3,935.55	(77)	0.18%
(9)	S&P 500 Index	BNP Paribas	(37,407)	2/5/2021	3,993.98	(19)	0.19%
(9)	S&P 500 Index	BNP Paribas	(34,476)	2/12/2021	3,809.84	(756)	0.17%
(10)	S&P 500 Index	BNP Paribas	(36,514)	2/12/2021	3,824.68	(698)	0.18%
(10)	S&P 500 Index	BNP Paribas	(38,022)	2/12/2021	3,890.43	(340)	0.19%
(9)	S&P 500 Index	BNP Paribas	(34,186)	2/12/2021	3,894.60	(289)	0.17%
(9)	S&P 500 Index	BNP Paribas	(34,553)	2/12/2021	3,896.22	(285)	0.17%
(9)	S&P 500 Index	BNP Paribas	(36,221)	2/12/2021	3,905.09	(263)	0.18%
(10)	S&P 500 Index	BNP Paribas	(38,314)	2/12/2021	3,920.30	(222)	0.19%
(9)	S&P 500 Index	BNP Paribas	(35,922)	2/12/2021	3,989.59	(62)	0.18%
(10)	S&P 500 Index	BNP Paribas	(38,010)	2/12/2021	4,000.33	(53)	0.19%
(10)	S&P 500 Index	BNP Paribas	(40,157)	2/12/2021	4,015.91	(42)	0.20%
(9)	S&P 500 Index	BNP Paribas	(35,634)	2/19/2021	3,768.25	(1,178)	0.18%
(9)	S&P 500 Index	BNP Paribas	(35,205)	2/19/2021	3,851.85	(601)	0.18%
(10)	S&P 500 Index	BNP Paribas	(36,959)	2/19/2021	3,853.07	(624)	0.19%
(10)	S&P 500 Index	BNP Paribas	(37,399)	2/19/2021	3,862.46	(577)	0.19%
(9)	S&P 500 Index	BNP Paribas	(36,978)	2/19/2021	3,948.15	(202)	0.19%
(10)	S&P 500 Index	BNP Paribas	(38,777)	2/19/2021	3,949.40	(209)	0.19%
(10)	S&P 500 Index	BNP Paribas	(39,206)	2/19/2021	3,956.66	(190)	0.20%
(10)	S&P 500 Index	BNP Paribas	(39,851)	2/19/2021	3,985.32	(74)	0.20%
(9)	S&P 500 Index	BNP Paribas	(33,930)	2/19/2021	3,988.86	(102)	0.17%
(10)	S&P 500 Index	BNP Paribas	(38,795)	2/19/2021	4,044.44	(47)	0.19%
(10)	S&P 500 Index	BNP Paribas	(40,638)	2/19/2021	4,045.72	(48)	0.20%
(9)	S&P 500 Index	BNP Paribas	(33,772)	2/26/2021	3,732.04	(1,083)	0.17%
(10)	S&P 500 Index	BNP Paribas	(38,239)	2/26/2021	3,841.47	(852)	0.19%
(9)	S&P 500 Index	BNP Paribas	(33,791)	2/26/2021	3,849.62	(676)	0.17%
(10)	S&P 500 Index	BNP Paribas	(40,263)	2/26/2021	3,937.51	(365)	0.20%
(9)	S&P 500 Index	BNP Paribas	(35,528)	2/26/2021	3,945.86	(280)	0.18%
(9)	S&P 500 Index	BNP Paribas	(35,224)	2/26/2021	3,951.74	(272)	0.18%
(10)	S&P 500 Index	BNP Paribas	(42,158)	2/26/2021	4,033.54	(115)	0.21%
(9)	S&P 500 Index	BNP Paribas	(37,309)	2/26/2021	4,042.10	(86)	0.19%
(9)	S&P 500 Index	BNP Paribas	(36,999)	2/26/2021	4,048.13	(83)	0.19%
	TOTAL CALL OPTIONS WRITTEN					(20,083)

	PUT OPTIONS WRITTEN
(10)	S&P 500 Index	BNP Paribas	(34,039)	1/29/2021	3,548.59	(1)	0.17%
(10)	S&P 500 Index	BNP Paribas	(35,923)	1/29/2021	3,641.98	(5)	0.18%
(64)	S&P 500 Index	BNP Paribas	(244,869)	1/29/2021	3,849.17	(1,490)	1.23%
(51)	S&P 500 Index	BNP Paribas	(195,180)	2/5/2021	3,848.12	(2,218)	0.98%
(9)	S&P 500 Index	BNP Paribas	(34,325)	2/12/2021	3,700.65	(231)	0.17%
(9)	S&P 500 Index	BNP Paribas	(34,757)	2/12/2021	3,729.06	(272)	0.17%
(35)	S&P 500 Index	BNP Paribas	(134,727)	2/12/2021	3,847.10	(2,046)	0.67%
(9)	S&P 500 Index	BNP Paribas	(33,912)	2/19/2021	3,674.04	(275)	0.17%
(9)	S&P 500 Index	BNP Paribas	(35,015)	2/19/2021	3,756.74	(411)	0.18%
(23)	S&P 500 Index	BNP Paribas	(88,750)	2/19/2021	3,846.08	(1,595)	0.44%
(9)	S&P 500 Index	BNP Paribas	(34,510)	2/26/2021	3,649.40	(349)	0.17%
(10)	S&P 500 Index	BNP Paribas	(36,435)	2/26/2021	3,745.43	(525)	0.18%
(11)	S&P 500 Index	BNP Paribas	(41,581)	2/26/2021	3,845.20	(901)	0.21%
	TOTAL PUT OPTIONS WRITTEN					(10,319)

	TOTAL OPTIONS WRITTEN					$(30,402)

^	The make up of the underlying index and the total positions will not correlate to the unrealized for the total return swaps due to timing of contracts opened and closed in the index.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/TEZA ALGORITHMIC ALLOCATION INCOME FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares					Value
	EXCHANGE TRADED FUNDS - 47.6%
4,400	iShares Aaa - A Rated Corporate Bond ETF				$257,488
4,300	iShares Broad USD Investment Grade Corporate Bond ETF				266,471
5,900	iShares iBoxx $ Investment Grade Corporate Bond ETF				814,967
2,300	PIMCO Investment Grade Corporate Bond Index ETF				269,272
7,100	SPDR Portfolio Intermediate Term Corporate Bond ETF				263,978
16,200	SPDR Portfolio Short Term Corporate Bond ETF				508,680
8,200	Vanguard Intermediate-Term Corporate Bond ETF				796,548
4,700	WisdomTree Yield Enhanced US Aggregate Bond Fund				252,343
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,252,506)				3,429,747

	SHORT-TERM INVESTMENTS - 13.0%
	MONEY MARKET FUND - 7.5%
537,803	First American Government Obligations Fund - Institutional Class, 0.04% *				537,803

Principal			Discount Rate (%)	Maturity
	UNITED STATES GOVERNMENT SECURITY - 5.5%
$400,000	United States Treasury Bill		0.050%	3/11/2021	399,952

	TOTAL SHORT-TERM INVESTMENTS (Cost - $937,764)				937,755

	TOTAL INVESTMENTS - 60.6% (Cost - $4,190,270)				$4,367,502
	OTHER ASSETS LESS LIABILITIES - 39.4%				2,836,534
	NET ASSETS - 100.0%				$7,204,036

					Unrealized
					Appreciation
Long Contracts		Counterparty	Notional	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 0.6%
2	CBOT Soybean Future +	INTL FCStone Financial, Inc.	$131,100	March-21	$5,625
2	CBOT Soybean Meal Future +	INTL FCStone Financial, Inc.	85,880	March-21	2,180
6	CBOT Soybean Oil Future +	INTL FCStone Financial, Inc.	152,640	March-21	6,282
1	CME Lean Hogs Future +	INTL FCStone Financial, Inc.	28,110	February-21	1,270
1	COMEX Copper Future +	INTL FCStone Financial, Inc.	87,975	March-21	4,975
6	Eurex 10 Year Euro BUND Future	INTL FCStone Financial, Inc.	1,304,109	March-21	(2,449)
1	FTSE 100 Index Future	INTL FCStone Financial, Inc.	87,758	March-21	(1,890)
3	Montreal Exchange 10 Year Canadian Bond Future	INTL FCStone Financial, Inc.	351,099	March-21	1,379
2	NYBOT CSC Cocoa Future +	INTL FCStone Financial, Inc.	52,060	March-21	260
5	NYBOT CSC Number 11 World Sugar Future +	INTL FCStone Financial, Inc.	86,744	February-21	5,421
1	NYMEX NY Harbor ULSD Futures +	INTL FCStone Financial, Inc.	62,328	January-21	(609)
3	NYMEX Platinum Future +	INTL FCStone Financial, Inc.	161,880	April-21	2,970
32	WCE Canola Future +	INTL FCStone Financial, Inc.	320,000	March-21	14,795
	NET UNREALIZED GAIN FROM OPEN LONG FUTURES CONTRACTS				$40,209
Short Contracts
	OPEN SHORT FUTURES CONTRACTS - (0.5)%
4	CBOT Corn Future +	INTL FCStone Financial, Inc.	96,800	March-21	(10,325)
4	CBOT Wheat Future +	INTL FCStone Financial, Inc.	128,100	March-21	(7,763)
1	CME Live Cattle Future +	INTL FCStone Financial, Inc.	46,010	February-21	(310)
1	COMEX Gold 100 Troy Ounces Future +	INTL FCStone Financial, Inc.	189,510	February-21	(7,920)
3	KCBT Hard Red Winter Wheat Future +	INTL FCStone Financial, Inc.	90,525	March-21	(4,175)
1	NYBOT CTN Number 2 Cotton Future +	INTL FCStone Financial, Inc.	39,060	March-21	(1,735)
1	NYMEX Light Sweet Crude Oil Future +	INTL FCStone Financial, Inc.	48,520	January-21	(270)
	NET UNREALIZED LOSS FROM OPEN SHORT FUTURES CONTRACTS				$(32,498)

	TOTAL UNREALIZED GAIN FROM OPEN FUTURES CONTRACTS				$7,711

*	Rate shown represents the rate at December 31, 2020, is subject to change, and resets daily.

+	All of this investment is a holding of the CTAAIF Fund Limited.

ETF - Exchanged Traded Fund

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Value
	REITS - 10.9%
	REITS - 1.2%
390	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	$24,738
480	NexPoint Residential Trust, Inc.	20,309
		45,047
	SPECIALTY FINANCE - 9.7%
1,380	AGNC Investment Corp.	21,528
2,620	Annaly Capital Management, Inc.	22,139
1,580	Arbor Realty Trust, Inc.	22,404
800	Blackstone Mortgage Trust, Inc.	22,024
3,720	Capstead Mortgage Corporation	21,613
2,240	Granite Point Mortgage Trust, Inc.	22,377
1,170	KKR Real Estate Finance Trust, Inc.	20,966
2,270	Ladder Capital Corp.	22,201
5,660	MFA Financial, Inc.	22,017
2,240	New Residential Investment Corp.	22,266
6,030	New York Mortgage Trust, Inc.	22,251
1,230	PennyMac Mortgage Investment Trust	21,636
2,410	Redwood Trust, Inc.	21,160
1,160	Starwood Property Trust, Inc.	22,388
2,030	TPG RE Finance Trust, Inc.	21,559
3,320	Two Harbors Investment Corp.	21,148
		349,677

	TOTAL REITS (Cost - $307,212)	394,724

	EXCHANGE TRADED FUNDS - 15.3%
	FIXED INCOME FUNDS - 15.3%
730	iShares Convertible Bond ETF	70,481
1,990	iShares MBS ETF	219,159
600	iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	33,102
340	Vanguard Intermediate-Term Corporate Bond ETF	33,028
3,040	Vanguard Mortgage-Backed Securities ETF	164,373
400	Vanguard Short-Term Corporate Bond ETF	33,300
	TOTAL EXCHANGE TRADED FUNDS (Cost - $536,689)	553,443

	OPEN ENDED FUNDS - 9.5%
	FIXED INCOME FUNDS - 9.5%
11,094	AlphaCentric Income Opportunities Fund, Class I ^	122,365
9,727	Catalyst Enhanced Income Strategy Fund, Class I ^	109,625
5,557	Rational Special Situations Income Fund, Institutional Class ^	109,246
	TOTAL OPEN ENDED FUNDS (Cost - $315,600)	341,236

	SHORT-TERM INVESTMENT - 40.1%
	MONEY MARKET FUND - 40.1%
1,447,927	First American Government Obligations Portfolio - Institutional Class, 0.04% * #	1,447,927
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,447,927)

	TOTAL INVESTMENTS - 75.8% (Cost - $2,607,428)	$2,737,330
	OTHER ASSETS LESS LIABILITIES - 24.2%	873,460
	NET ASSETS - 100.0%	$3,610,790

*	Rate shown represents the rate at December 31, 2020, is subject to change and resets daily.

#	All or portion of this security is segregated as collateral for open future contracts.

^	Affiliated

ETF - Exchanged Traded Fund

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

				Unrealized
Long Contracts		Notional Amount	Maturity	Appreciation/
	OPEN LONG FUTURES CONTRACTS - 1.7%
4	Copper Future +	$351,900	March-21	$27,840
5	Cotton No.2 Future +	195,300	March-21	(226)
4	NY Harbor ULSD Future +	249,547	March-21	2,940
4	Soybean Future +	262,200	March-21	29,250
	TOTAL UNREALIZED GAIN FROM OPEN FUTURES CONTRACTS			59,804

+	All of this investment is a holding of the CAMFMSF Fund Limited.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
EAVOL NASDAQ-100 VOLATILITY OVERLAY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Value
	COMMON STOCK - 58.7%
	AUTOMOTIVE - 2.7%
543	Tesla, Inc. *	$383,179

	BEVERAGES - 1.5%
992	Keurig Dr. Pepper, Inc. ^	31,744
372	Monster Beverage Corp. *	34,403
974	PepsiCo, Inc.	144,444
		210,591
	BIOTECH & PHARMACEUTICALS - 2.3%
154	Alexion Pharmaceuticals, Inc. *	24,061
410	Amgen, Inc.	94,267
108	Biogen, Inc. *	26,445
883	Gilead Sciences, Inc.	51,444
154	Incyte, Corp. *	13,395
279	Moderna, Inc. *	29,147
74	Regeneron Pharmaceuticals, Inc. *	35,750
127	Seagen, Inc. *	22,243
183	Vertex Pharmaceuticals, Inc. *	43,250
		340,002
	CABLE & SATELLITE - 1.9%
141	Charter Communications, Inc. *	93,279
3,218	Comcast Corp.	168,623
2,995	Sirius XM Holdings, Inc. ^	19,078
		280,980
	COMMERCIAL SUPPORT SERVICES - 0.2%
74	Cintas Corp.	26,156

	E-COMMERCE DISCRETIONARY - 6.4%
232	Amazon.com, Inc. *	755,608
486	eBay, Inc. ^	24,421
614	JD.com, Inc. *	53,971
35	MercadoLibre, Inc. *	58,633
210	Pinduoduo, Inc. *	37,311
		929,944
	ELECTRIC UTILITIES - 0.6%
350	American Electric Power Co., Inc.	29,144
688	Exelon Corp.	29,047
370	Xcel Energy, Inc.	24,668
		82,859
	ENTERTAINMENT CONTENT - 0.8%
545	Activision Blizzard, Inc.	50,603
204	Electronic Arts, Inc.	29,294
238	Fox Corp. - A	6,931
182	Fox Corp. -B	5,256
231	NetEase, Inc.	22,123
		114,207
	FOOD - 0.6%
862	Kraft Heinz Co.	29,877
1,008	Mondelez International, Inc.	58,938
		88,815
	INDUSTRIAL SUPPORT SERVICES - 0.1%
405	Fastenal Co.	19,776

	INTERNET MEDIA & SERVICES - 7.9%
153	Alphabet, Inc. - C *	268,038
139	Alphabet, Inc. - A *	243,617
195	Baidu, Inc. *	42,167
29	Booking Holdings, Inc. *	64,591
1,113	Facebook, Inc. *	304,027
187	Match Group, Inc. * ^	28,273
311	Netflix, Inc. *	168,167
369	Trip.com Group Ltd. *	12,446
80	VeriSign, Inc. *	17,312
		1,148,638
	LEISURE FACILITIES & SERVICES - 0.8%
229	Marriott International, Inc.	30,210
827	Starbucks Corp.	88,472
		118,682
	LEISURE PRODUCTS - 0.2%
180	Peloton Interactive, Inc. *	27,310

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
EAVOL NASDAQ-100 VOLATILITY OVERLAY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Shares		Value
	COMMON STOCK (Continued) - 58.7%
	MEDICAL EQUIPMENT & DEVICES - 1.3%
56	Align Technology, Inc. *	$29,925
68	DexCom, Inc. *	25,141
60	IDEXX Laboratories, Inc. *	29,992
103	Illumina, Inc. *	38,110
83	Intuitive Surgical, Inc. *	67,902
		191,070
	RETAIL - CONSUMER STAPLES - 1.1%
311	Costco Wholesale Corp.	117,179
166	Dollar Tree, Inc. *	17,935
610	Walgreens Boots Alliance, Inc.	24,327
		159,441
	RETAIL - DISCRETIONARY - 0.6%
88	Lululemon Athletica, Inc. *	30,627
51	O’Reilly Automotive, Inc. *	23,081
251	Ross Stores, Inc.	30,825
		84,533
	SEMICONDUCTORS - 8.2%
848	Advanced Micro Devices, Inc. *	77,770
260	Analog Devices, Inc. ^	38,410
644	Applied Materials, Inc.	55,577
53	ASML Holding NV	25,849
285	Broadcom, Inc.	124,787
2,888	Intel Corp.	143,880
109	KLA Corp. ^	28,221
101	Lam Research Corp.	47,699
472	Marvell Technology Group Ltd.	22,439
188	Maxim Integrated Products, Inc.	16,666
184	Microchip Technology, Inc.	25,412
785	Micron Technology, Inc. *	59,016
436	NVIDIA Corp.	227,679
197	NXP Semiconductors NV	31,325
797	QUALCOMM, Inc.	121,415
117	Skyworks Solutions, Inc.	17,887
647	Texas Instruments, Inc.	106,192
173	Xilinx, Inc.	24,526
		1,194,750
	SOFTWARE - 9.2%
338	Adobe, Inc.*	169,041
61	ANSYS, Inc. *	22,192
93	Atlassian Corp PLC *	21,750
155	Autodesk, Inc. *	47,328
197	Cadence Design Systems, Inc. *	26,877
216	Cerner Corp.	16,952
99	Check Point Software Technologies Ltd. *	13,158
130	DocuSign, Inc. *	28,899
185	Intuit, Inc.	70,272
3,501	Microsoft Corp.	778,692
85	Okta, Inc. *	21,612
113	Splunk, Inc. *	19,198
107	Synopsys, Inc. *	27,739
127	Workday, Inc. *	30,430
137	Zoom Video Communications, Inc. * ^	46,213
		1,340,353
	TECHNOLOGY HARDWARE - 8.1%
7,874	Apple, Inc.	1,044,801
2,978	Cisco Systems, Inc.	133,265
		1,178,066
	TECHNOLOGY SERVICES - 2.7%
302	Automatic Data Processing, Inc.	53,212
101	CDW Corp.	13,311
377	Cognizant Technology Solutions Corp.	30,895
472	Fiserv, Inc. *	53,742
253	Paychex, Inc.	23,575
826	PayPal Holdings, Inc. *	193,449
115	Verisk Analytics, Inc.	23,873
		392,057
	TELECOMMUNICATIONS - 0.8%
875	T-Mobile US, Inc. *	117,994

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
EAVOL NASDAQ-100 VOLATILITY OVERLAY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Shares					Value
	COMMON STOCK (Continued) - 58.7%
	TRANSPORTATION & LOGISTICS - 0.3%
539	CSX Corp.				$48,914

	TRANSPORTATION EQUIPMENT - 0.2%
244	PACCAR, Inc.				21,052

	WHOLESALE - DISCRETIONARY - 0.2%
166	Copart, Inc.				21,124

	TOTAL COMMON STOCK (Cost - $7,871,625)				8,520,493

	EXCHANGE TRADED FUND - 23.0%
10,619	Invesco QQQ Trust Series 1				3,331,605
	TOTAL EXCHANGE TRADED FUND (Cost - $3,088,185)				3,331,605

	COLLATERAL FOR SECURITIES LOANED - 1.4%
210,653	Mount Vernon Prime Portfolio, 0.16% + **				210,653
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $210,653)

	TOTAL INVESTMENTS - 83.1% (Cost - $11,170,463)				$12,062,751
	OTHER ASSETS LESS LIABILITIES - 16.9%				2,453,324
	NET ASSETS - 100.0%				$14,516,075

					Unrealized
					Appreciation
Long Contracts		Counterparty	Notional	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - (0.3)%
102	CBOE Volatility Index Future	Wedbush	$2,414,850	January-21	$(43,506)
2	CME E-Mini NASDAQ 100 Index Future	Wedbush	515,420	March-21	1,460
	NET UNREALIZED GAIN FROM OPEN LONG FUTURES CONTRACTS				$(42,046)
Short Contracts
	OPEN SHORT FUTURES CONTRACTS - 0.2%
141	CBOE Volatility Index Future	Wedbush	$3,606,075	February-21	$27,118
	NET UNREALIZED LOSS FROM OPEN SHORT FUTURES CONTRACTS

	TOTAL UNREALIZED GAIN FROM OPEN FUTURES CONTRACTS				$(14,928)

PLC - Public Limited Company

*	Non income producing security.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $203,113 at December 31, 2020.

+	Variable rate security. Interest rate is as of December 31, 2020.

**	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares				Value
	EXCHANGE TRADED FUNDS - 49.3%
	EQUITY FUNDS - 49.3%
159,762	iShares China Large-Cap ETF			$7,417,750
1,000,302	iShares Core S&P Mid-Cap ETF			229,899,409
1,498,666	iShares Core S&P Small-Cap ETF			137,727,405
332,477	iShares MSCI Australia ETF			7,962,824
35,171	iShares MSCI Austria ETF			697,441
22,332	iShares MSCI Belgium ETF			438,223
207,893	iShares MSCI Brazil ETF			7,706,594
245,753	iShares MSCI Canada ETF			7,579,022
127,736	iShares MSCI Chile ETF			3,858,905
157,418	iShares MSCI France ETF			5,235,723
182,592	iShares MSCI Germany ETF			5,800,948
322,625	iShares MSCI Hong Kong ETF			7,949,480
19,323	iShares MSCI India ETF			777,171
13,878	iShares MSCI Israel ETF			889,719
82,079	iShares MSCI Italy ETF			2,416,406
119,475	iShares MSCI Japan ETF			8,071,731
133,115	iShares MSCI Malaysia ETF			3,833,712
163,028	iShares MSCI Mexico ETF			7,008,574
38,115	iShares MSCI Netherlands ETF			1,575,674
31,251	iShares MSCI Peru ETF			1,083,785
249,111	iShares MSCI Singapore ETF			5,350,904
80,831	iShares MSCI South Africa ETF			3,543,631
83,682	iShares MSCI South Korea ETF			7,200,836
206,435	iShares MSCI Spain ETF			5,582,002
56,487	iShares MSCI Sweden ETF			2,248,183
132,727	iShares MSCI Switzerland ETF			5,930,242
149,704	iShares MSCI Taiwan ETF			7,946,288
50,137	iShares MSCI Thailand ETF			3,864,059
114,725	iShares MSCI Turkey ETF			3,040,212
196,541	iShares MSCI United Kingdom ETF			5,756,686
875,079	iShares Russell 1000 ETF			185,376,735
854,021	iShares Russell 2000 ETF			167,439,357
800,545	iShares Russell Mid-Cap ETF			54,877,360
289,758	Schwab U.S. REIT ETF			11,002,111
309,439	VanEck Vectors Russia ETF			7,472,952
870,837	Vanguard FTSE Emerging Markets ETF			43,637,642
281,749	Vanguard FTSE Europe ETF			16,972,560
208,716	Vanguard Large-Cap ETF			36,679,750
397,155	Vanguard Mid-Cap ETF			82,119,739
927,051	Vanguard Real Estate ETF			78,734,441
121,752	Vanguard S&P 500 ETF			41,844,945
321,725	Vanguard Small-Cap ETF			62,633,423
237,174	WisdomTree India Earnings Fund			6,927,853
	TOTAL EXCHANGE TRADED FUNDS (Cost - $920,184,665)			1,294,112,407

Principal		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES - 29.5%
	U.S. TREASURY NOTES - 29.5%
$304,350,000	United States Treasury Note +^	2.250	2/15/2021	305,082,381
200,500,000	United States Treasury Note ^	2.625	5/15/2021	202,340,041
262,320,000	United States Treasury Note ^	2.750	8/15/2021	266,619,551
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $774,145,652)			774,041,973

	TOTAL INVESTMENTS - 78.8% (Cost - $1,694,330,317)			$2,068,154,380
	OTHER ASSETS LESS LIABILITIES - 21.2%			557,331,003
	NET ASSETS - 100.0%			$2,625,485,383

ETF - Exchange Traded Fund

+	All or a portion of this investment is a holding of the CMHSF Fund Limited CFC.

^	All or a portion of this security is segregated as collateral for futures contracts.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

				Unrealized
				Appreciation
Long Contracts		Notional	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 2.0%
907	90-Day Euro$ Future	$226,364,525	September-21	$7,062
2,654	90-Day Euro$ Future	662,305,700	March-22	178,700
2,656	90-Day Euro$ Future	662,738,400	June-22	229,912
3,055	90-Day Euro$ Future	762,184,313	September-22	385,200
1,227	90-Day Euro$ Future	305,967,788	December-22	58,550
2,771	90-Day Euro$ Future	690,983,488	March-23	401,600
79	Amsterdam Index Future	12,073,477	January-21	50,302
1,705	Australian 3 Year Bond Future	154,499,838	March-21	109,866
897	Australian 10 Year Bond Future	101,902,245	March-21	(13,844)
1,135	Bovedspa Index Future	26,053,300	February-21	(66,285)
606	Brent Crude Future +	31,390,800	March-21	687,400
550	Brent Crude Future +	28,501,000	April-21	599,220
237	Brent Crude Future +	12,271,860	May-21	220,620
124	Brent Crude Future +	6,405,840	June-21	100,980
69	Brent Crude Future +	3,552,810	July-21	61,790
44	Brent Crude Future +	2,259,400	August-21	24,960
1,397	Canadian 10 Year Bond Future	163,495,055	March-21	570,537
992	Copper Future +	87,271,200	March-21	348,188
1,175	Corn Future +	28,435,000	March-21	1,765,750
299	Cotton No. 2 Future +	11,678,940	March-21	338,570
173	DAX Index Future	72,741,861	March-21	786,281
644	Dija Mini E-CBOT Future	98,200,340	March-21	712,685
676	E-mini Russell 2000 Future	66,748,240	March-21	(53,145)
1,781	Euro BOBL Future	294,576,648	March-21	25,923
2,628	Euro-BTP Future	488,786,807	March-21	(636,243)
2,092	Euro Bund Future	454,699,419	March-21	(77,669)
262	Euro BUXL Future	72,205,248	March-21	33,329
1,802	Euro-Oat Future	370,104,155	March-21	200,105
729	Euro Stoxx 50 Future	31,664,879	March-21	826,542
915	FTSE 100 Index Future	80,298,816	March-21	826,240
3,441	FTSE China A50	60,946,992	March-21	1,515,113
141	FTSE/MIB Index Future	19,088,547	March-21	732,672
655	Gasoline RBOB Future +	38,791,851	February-21	762,548
337	Gasoline RBOB Future +	20,033,572	March-21	474,449
126	Gasoline RBOB Future +	8,087,764	April-21	171,494
67	Gasoline RBOB Future +	4,321,178	May-21	90,657
926	Gold 100 oz. Future +	175,486,260	February-21	5,619,890
1,417	Hang Seng Index Future	248,710,789	January-21	6,330,764
1,766	HSCEI Future	121,861,823	January-21	3,237,188
70	Japan 10 Year Bond Future	103,001,598	March-21	(25,560)
109	KC Red Wheat Future +	3,289,075	March-21	8,375
83	LME Copper Future +	16,116,006	March-21	(79,994)
17	LME Lead Future +	847,769	March-21	491
14	LME Nickel Future +	1,395,072	March-21	(29,625)
310	LME PRI Aluminum Future +	15,325,625	March-21	(305,493)
119	LME Zinc Future +	8,179,257	March-21	(84,514)
3,143	Long Gilt Future	582,324,254	March-21	2,658,317
236	Low Sulphur Gasoil G Future +	9,982,800	February-21	(107,100)
496	Low Sulphur Gasoil G Future +	21,080,000	March-21	(234,925)
158	Low Sulphur Gasoil G Future +	6,734,750	April-21	(71,425)
263	MSCI EAFE Future	28,020,020	March-21	97,315
2,648	MSCI Emerging Market Future	170,557,680	March-21	4,191,235
689	Nasdaq 100 E-Mini Future	177,562,190	March-21	2,402,585
216	Nikkei 225 (OSE) Future	57,407,526	March-21	(254,891)
159	Nikkei 225 (SGX) Future	21,167,659	March-21	130,410
661	NY Harbor ULSD Future +	41,198,808	February-21	(106,882)
314	NY Harbor ULSD Future +	19,589,455	March-21	(4,032)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

				Unrealized
				Appreciation
Long Contracts		Notional	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 2.0% (Continued)
82	NY Harbor ULSD Future +	$5,114,684	April-21	$10,828
37	NY Harbor ULSD Future +	2,309,244	May-21	(2,423)
1,292	OMXS30 Index Future	29,548,666	January-21	58,391
13	Platinum Future +	701,480	April-21	9,010
1,031	S&P 500 E-Mini Future	193,250,640	March-21	3,566,570
119	S&P Mid 400 E-Mini Future	27,411,650	March-21	(11,630)
513	S&P/TSX 60 IX Future	82,861,177	March-21	(446,996)
173	SET50 Future	1,045,738	March-21	(6,863)
264	Silver Future +	34,863,840	March-21	2,055,135
741	Soybean Future +	48,572,550	March-21	2,222,663
658	Soybean Meal Future +	28,254,520	March-21	978,780
404	Soybean Oil Future +	10,277,760	March-21	490,920
255	TAIEX Future	26,641,683	January-21	179,516
532	TOPIX Index Future	92,982,130	March-21	(144,378)
1,518	US 2 Year Note (CBT)	335,441,568	March-21	58,974
11,921	US 5 Year Note (CBT)	1,504,001,044	March-21	2,523,177
9,341	US 10 Year Note (CBT)	1,289,786,598	March-21	1,722,598
2,739	US Long Bond (CBT) Future	474,361,932	March-21	876,057
1,133	US Ultra Bond Future	241,966,879	March-21	1,448,098
401	World Sugar #11 Future +	6,956,869	March-21	186,458
103	WTI Crude Future +	4,997,560	February-21	50,080
134	WTI Crude Future +	6,516,420	March-21	78,840
95	WTI Crude Future +	4,625,550	April-21	52,830
81	WTI Crude Future +	3,943,890	May-21	50,360
58	WTI Crude Future +	2,820,540	June-21	35,660
38	WTI Crude Future +	1,843,760	July-21	27,790
	Net Unrealized Gain From Open Long Futures Contracts			51,892,633

				Unrealized
				Appreciation
Short Contracts		Notional	Maturity	(Depreciation)
	OPEN SHORT FUTURES CONTRACTS - 0.8%
280	CAC 40 10 Euro Future	18,986,570	January-21	215,913
1,021	CBOE VIX Future +	24,172,175	January-21	1,141,495
384	CBOE VIX Future +	9,820,800	February-21	293,900
69	CBOE VIX Future +	1,778,475	March-21	42,475
115	Cocoa Future +	2,993,450	March-21	(46,390)
87	Coffee ‘C’ Future +	4,184,156	March-21	(115,838)
1,516	Euro Schatz Future	208,259,212	March-21	(41,810)
35	FTSE/JSE Top 40 Future	1,301,544	March-21	18,757
52	IBEX 35 Index Future	5,134,953	January-21	57,052
21	Lean Hogs Future +	590,310	February-21	(34,270)
40	Live Cattle Future +	1,840,400	February-21	(3,910)
1,229	Natural Gas Future +	31,204,310	February-21	589,130
520	Natural Gas Future +	13,135,200	March-21	123,920
331	Natural Gas Future +	8,400,780	April-21	43,920
223	Natural Gas Future +	5,697,650	May-21	148,680
53	Natural Gas Future +	1,383,830	June-21	(40,060)
398	SGX Nifty 50	11,156,736	January-21	(6,884)
39	SPI 200 Future	4,918,170	March-21	43,884
161	Wheat Future +	5,156,025	March-21	(229,388)
	Net Unrealized Gain From Open Short Futures Contracts			2,200,576
	Total Unrealized Gain From Open Futures Contracts			$54,093,209

+	All of this investment is a holding of the CMHSF Fund Limited.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

FORWARD FOREIGN CURRENCY CONTRACTS

						Unrealized
	Settlement		Currency Amount	Cost of	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Purchased	USD Sold	Market Value	(Depreciation)
To Buy:
Australian Dollar	1/4/2021	Deutsche Bank	19,380,000	$14,834,177	$14,954,581	$120,404
Australian Dollar	1/5/2021	Deutsche Bank	23,650,000	18,229,496	18,249,527	20,031
Australian Dollar	1/20/2021	Deutsche Bank	222,960,000	166,858,370	172,075,945	5,217,575
Brazilian Real	1/20/2021	BAML	1,371,810,000	265,198,425	264,052,096	(1,146,329)
British Pound	1/4/2021	BAML	97,840,000	132,895,200	133,742,507	847,307
British Pound	1/4/2021	Deutsche Bank	14,590,000	19,844,053	19,943,818	99,765
British Pound	1/5/2021	BAML	19,000,000	25,954,586	25,972,073	17,487
British Pound	1/5/2021	Deutsche Bank	5,580,000	7,618,657	7,627,588	8,931
British Pound	1/20/2021	BAML	382,980,000	512,673,282	523,556,580	10,883,298
Canadian Dollar	1/4/2021	Deutsche Bank	18,480,000	14,489,800	14,505,495	15,695
Canadian Dollar	1/20/2021	Deutsche Bank	276,960,000	216,479,179	217,406,834	927,655
Chilean Peso	1/20/2021	BAML	18,813,000,000	25,157,354	26,476,664	1,319,310
Colombian Peso	1/20/2021	BAML	1,568,000,000	441,268	458,430	17,162
Euro	1/4/2021	BAML	87,500,000	107,513,037	107,060,683	(452,354)
Euro	1/4/2021	Deutsche Bank	3,520,000	4,324,732	4,306,898	(17,834)
Euro	1/5/2021	BAML	73,510,000	90,314,086	89,943,209	(370,877)
Euro	1/5/2021	Deutsche Bank	6,120,000	7,513,547	7,488,130	(25,417)
Euro	1/20/2021	BAML	375,080,000	455,616,410	459,103,164	3,486,754
Euro	1/20/2021	Deutsche Bank	32,400,000	39,439,807	39,658,053	218,246
Indian Rupee	1/20/2021	BAML	3,117,050,000	41,990,120	42,586,412	596,292
Israeli Shekel	1/4/2021	BAML	510,000	158,589	158,839	250
Israeli Shekel	1/20/2021	BAML	77,990,000	23,800,619	24,296,520	495,901
Japanese Yen	1/4/2021	BAML	4,500,000,000	43,465,622	43,585,646	120,024
Japanese Yen	1/5/2021	BAML	7,717,000,000	74,767,025	74,744,540	(22,485)
Japanese Yen	1/20/2021	BAML	25,956,000,000	249,720,929	251,449,503	1,728,574
Mexican Peso	1/4/2021	BAML	380,140,000	19,077,891	19,078,066	175
Mexican Peso	1/5/2021	BAML	198,070,000	9,964,791	9,940,528	(24,263)
Mexican Peso	1/20/2021	BAML	4,448,410,000	221,634,523	222,850,764	1,216,241
New Zealand Dollar	1/5/2021	BAML	2,180,000	1,565,828	1,569,600	3,772
New Zealand Dollar	1/5/2021	Deutsche Bank	59,430,000	42,817,656	42,789,612	(28,044)
New Zealand Dollar	1/6/2021	BAML	8,270,000	5,973,687	5,954,441	(19,246)
New Zealand Dollar	1/6/2021	Deutsche Bank	13,100,000	9,459,149	9,432,065	(27,084)
New Zealand Dollar	1/20/2021	BAML	31,650,000	22,430,144	22,790,251	360,107
New Zealand Dollar	1/20/2021	Deutsche Bank	164,230,000	116,408,842	118,257,278	1,848,436
Norwegian Krone	1/4/2021	BAML	124,500,000	14,536,788	14,541,080	4,292
Norwegian Krone	1/5/2021	BAML	41,710,000	4,889,752	4,871,554	(18,198)
Norwegian Krone	1/20/2021	BAML	1,259,410,000	144,569,301	147,091,723	2,522,422
Norwegian Krone	2/17/2021	BAML	60,990,000	7,111,770	7,122,694	10,924
Polish Zloty	1/4/2021	BAML	7,140,000	1,907,153	1,916,264	9,111
Polish Zloty	1/5/2021	BAML	32,790,000	8,818,793	8,800,322	(18,471)
Polish Zloty	1/20/2021	BAML	243,210,000	65,987,625	65,279,709	(707,916)
Polish Zloty	1/20/2021	Deutsche Bank	18,730,000	5,045,069	5,027,297	(17,772)
Russian Ruble	1/20/2021	BAML	24,202,780,000	321,445,996	326,696,700	5,250,704
Russian Ruble	2/17/2021	BAML	6,217,490,000	83,069,550	83,684,095	614,545
Singapore Dollar	1/4/2021	BAML	16,310,000	12,306,860	12,340,635	33,775
Singapore Dollar	1/4/2021	Deutsche Bank	1,090,000	822,550	824,727	2,177
Singapore Dollar	1/5/2021	BAML	10,650,000	8,063,539	8,058,109	(5,430)
Singapore Dollar	1/20/2021	BAML	152,180,000	113,953,685	115,145,038	1,191,353
Singapore Dollar	1/20/2021	Deutsche Bank	6,010,000	4,520,758	4,547,389	26,631
South African Rand	1/4/2021	BAML	38,350,000	2,609,039	2,610,842	1,803
South African Rand	1/5/2021	BAML	9,690,000	662,618	659,689	(2,929)
South African Rand	1/20/2021	BAML	1,446,110,000	95,652,172	98,241,594	2,589,422
South Korean Won	1/20/2021	BAML	28,232,000,000	25,931,016	25,992,723	61,707
Swedish Krona	1/4/2021	Deutsche Bank	15,100,000	1,842,766	1,838,649	(4,117)
Swedish Krona	1/5/2021	BAML	62,020,000	7,583,818	7,551,857	(31,961)
Swedish Krona	1/5/2021	Deutsche Bank	430,620,000	52,615,532	52,434,384	(181,148)
Swedish Krona	1/20/2021	Deutsche Bank	1,107,090,000	133,319,948	134,831,138	1,511,190
Swiss Franc	1/4/2021	BAML	23,860,000	27,010,840	26,992,477	(18,363)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

						Unrealized
	Settlement		Currency Amount	Cost of	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Purchased	USD Sold	Market Value	(Depreciation)
To Buy (Continued):
Swiss Franc	1/4/2021	Deutsche Bank	3,420,000	3,871,483	3,868,997	(2,486)
Swiss Franc	1/5/2021	BAML	23,880,000	27,082,415	27,015,103	(67,312)
Swiss Franc	1/5/2021	Deutsche Bank	7,640,000	8,665,674	8,643,023	(22,651)
Swiss Franc	1/20/2021	BAML	70,770,000	79,679,957	80,100,073	420,116
Swiss Franc	2/17/2021	BAML	59,500,000	67,417,543	67,400,378	(17,165)
				$4,339,624,891	$4,380,194,603	$40,569,712

						Unrealized
	Settlement		Currency Amount	Cost of	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Sold	USD Purchased	Market Value	(Depreciation)
To Sell:
Australian Dollar	1/4/2021	Deutsche Bank	(19,380,000)	(14,856,628)	(14,954,581)	(97,953)
Australian Dollar	1/5/2021	Deutsche Bank	(23,650,000)	(18,239,695)	(18,249,527)	(9,832)
Australian Dollar	1/20/2021	Deutsche Bank	(367,910,000)	(275,308,205)	(283,945,375)	(8,637,170)
Brazilian Real	1/20/2021	BAML	(723,890,000)	(141,936,828)	(139,337,570)	2,599,258
British Pound	1/4/2021	BAML	(112,430,000)	(152,880,428)	(153,686,326)	(805,898)
British Pound	1/5/2021	BAML	(24,580,000)	(33,572,271)	(33,599,661)	(27,390)
British Pound	1/20/2021	BAML	(452,340,000)	(605,835,210)	(618,402,804)	(12,567,594)
Canadian Dollar	1/4/2021	Deutsche Bank	(18,480,000)	(14,516,396)	(14,505,495)	10,901
Canadian Dollar	1/20/2021	Deutsche Bank	(298,610,000)	(232,166,192)	(234,401,555)	(2,235,363)
Chilean Peso	1/20/2021	BAML	(14,784,000,000)	(20,304,914)	(20,806,410)	(501,496)
Colombian Peso	1/20/2021	BAML	(2,138,000,000)	(614,973)	(625,079)	(10,106)
Euro	1/4/2021	BAML	(91,020,000)	(111,658,129)	(111,367,581)	290,548
Euro	1/5/2021	BAML	(79,630,000)	(97,373,876)	(97,431,339)	(57,463)
Euro	1/20/2021	BAML	(285,690,000)	(348,307,330)	(349,688,554)	(1,381,224)
Indian Rupee	1/20/2021	BAML	(408,520,000)	(5,521,884)	(5,581,367)	(59,483)
Israeli Shekel	1/4/2021	BAML	(510,000)	(158,628)	(158,839)	(211)
Israeli Shekel	1/20/2021	BAML	(166,040,000)	(50,830,263)	(51,727,069)	(896,806)
Japanese Yen	1/4/2021	BAML	(4,500,000,000)	(43,409,231)	(43,585,646)	(176,415)
Japanese Yen	1/5/2021	BAML	(7,717,000,000)	(74,766,194)	(74,744,540)	21,654
Japanese Yen	1/20/2021	BAML	(12,580,000,000)	(121,166,064)	(121,869,115)	(703,051)
Mexican Peso	1/4/2021	BAML	(380,140,000)	(19,098,587)	(19,078,066)	20,521
Mexican Peso	1/5/2021	BAML	(198,070,000)	(9,949,918)	(9,940,528)	9,390
Mexican Peso	1/20/2021	BAML	(2,249,120,000)	(112,217,917)	(112,673,542)	(455,625)
New Zealand Dollar	1/5/2021	Deutsche Bank	(61,610,000)	(44,289,281)	(44,359,212)	(69,931)
New Zealand Dollar	1/6/2021	Deutsche Bank	(21,370,000)	(15,393,055)	(15,386,505)	6,550
New Zealand Dollar	1/20/2021	Deutsche Bank	(382,190,000)	(270,316,192)	(275,203,976)	(4,887,784)
Norwegian Krone	1/4/2021	BAML	(124,500,000)	(14,522,229)	(14,541,080)	(18,851)
Norwegian Krone	1/5/2021	BAML	(41,710,000)	(4,873,418)	(4,871,554)	1,864
Norwegian Krone	1/20/2021	BAML	(1,259,410,000)	(143,537,288)	(147,091,723)	(3,554,435)
Norwegian Krone	2/17/2021	BAML	(65,750,000)	(7,681,066)	(7,678,589)	2,477
Polish Zloty	1/4/2021	BAML	(7,140,000)	(1,928,303)	(1,916,264)	12,039
Polish Zloty	1/5/2021	BAML	(32,790,000)	(8,804,410)	(8,800,322)	4,088
Polish Zloty	1/20/2021	BAML	(223,210,000)	(60,669,997)	(59,911,533)	758,464
Russian Ruble	1/20/2021	BAML	(24,202,780,000)	(325,706,862)	(326,696,700)	(989,838)
Russian Ruble	2/17/2021	BAML	(711,040,000)	(9,458,857)	(9,570,219)	(111,362)
Singapore Dollar	1/4/2021	BAML	(17,400,000)	(13,140,812)	(13,165,362)	(24,550)
Singapore Dollar	1/5/2021	BAML	(10,650,000)	(8,058,722)	(8,058,109)	613
Singapore Dollar	1/20/2021	BAML	(87,020,000)	(65,509,042)	(65,842,563)	(333,521)
South African Rand	1/4/2021	BAML	(38,350,000)	(2,611,900)	(2,610,842)	1,058
South African Rand	1/5/2021	BAML	(9,690,000)	(661,073)	(659,689)	1,384
South African Rand	1/20/2021	BAML	(1,529,930,000)	(101,680,933)	(103,935,912)	(2,254,979)
South Korean Won	1/20/2021	BAML	(37,507,000,000)	(34,419,466)	(34,532,057)	(112,591)
Swedish Krona	1/4/2021	Deutsche Bank	(15,100,000)	(1,835,164)	(1,838,649)	(3,485)
Swedish Krona	1/5/2021	Deutsche Bank	(492,640,000)	(60,050,189)	(59,986,241)	63,948
Swedish Krona	1/20/2021	Deutsche Bank	(927,250,000)	(110,528,237)	(112,928,644)	(2,400,407)
Swiss Franc	1/4/2021	BAML	(27,280,000)	(30,890,022)	(30,861,474)	28,548
Swiss Franc	1/5/2021	BAML	(31,520,000)	(35,646,834)	(35,658,125)	(11,291)
Swiss Franc	1/20/2021	BAML	(70,770,000)	(79,683,286)	(80,100,073)	(416,787)
				$(3,956,586,399)	$(3,996,565,986)	$(39,979,587)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

FORWARD FOREIGN CURRENCY CONTRACTS

						U.S. Dollar	U.S. Dollar	Unrealized
		Settlement		Currency Amount	Currency Amount	Market Value	Market Value	Appreciation
Foreign Currency		Date	Counterparty	Purchased Buy	Purchased Sell	Buy	Sell	(Depreciation)
To Buy:	To Sell:
Euro	Norwegian Krone	1/20/2021	BAML	53,490,000	568,194,304	$65,472,508	$(66,361,772)	$(889,269)
Euro	Norwegian Krone	1/20/2021	Deutsche Bank	96,620,000	1,025,661,203	118,264,231	(119,791,230)	(1,527,000)
Euro	Polish Zloty	1/20/2021	BAML	52,120,000	233,113,110	63,795,609	(62,569,615)	1,225,997
Euro	Polish Zloty	1/20/2021	Deutsche Bank	1,460,000	6,536,259	1,787,060	(1,754,390)	32,671
Euro	Polish Zloty	2/17/2021	BAML	7,670,000	34,905,744	9,394,209	(9,370,262)	23,945
Euro	Swedish Krona	1/20/2021	BAML	210,710,000	2,148,146,877	257,911,986	(261,620,183)	(3,708,198)
Euro	Swedish Krona	1/20/2021	Deutsche Bank	76,800,000	785,711,163	94,004,274	(95,690,802)	(1,686,527)
Norwegian Krone	Euro	1/20/2021	BAML	1,994,644,425	187,660,000	232,962,804	(229,698,464)	3,264,339
Polish Zloty	Euro	1/20/2021	BAML	239,705,197	53,580,000	64,338,989	(65,582,669)	(1,243,678)
Swedish Krona	Euro	1/20/2021	BAML	2,925,560,111	287,510,000	356,300,391	(351,916,260)	4,384,134
Swedish Krona	Euro	2/17/2021	BAML	131,381,077	13,050,000	16,005,632	(15,983,628)	22,003
						$1,280,237,693	$(1,280,339,275)	$(101,583)

Total Unrealized Appreciation								$488,542

BAML - Bank of America Merrill Lynch

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST BUFFERED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares				Value
	EXCHANGE TRADED FUNDS - 61.5%
22,000	iShares 0-5 Year Investment Grade Corporate Bond ETF +			$1,148,840
246,126	iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF +			13,578,771
41,948	JPMorgan Ultra-Short Income ETF +			2,130,539
267,596	PGIM Ultra Short Bond ETF			13,336,985
152,490	Vanguard Short-Term Corporate Bond ETF +			12,694,792
	TOTAL EXCHANGE TRADED FUNDS (Cost - $42,551,253)			42,889,927

Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 27.1%
	ADVERTISING & MARKETING - 0.6%
$400,000	Interpublic Group of Cos., Inc.	3.750	10/1/2021	410,085

	AEROSPACE & DEFENSE - 1.5%
750,000	Northrop Grumman Corp.	3.500	3/15/2021	754,655
300,000	Textron, Inc.	3.650	3/1/2021	301,589
				1,056,244
	AUTOMOTIVE - 0.7%
500,000	Ford Motor Credit Co. LLC	3.470	4/5/2021	501,562

	BANKING - 9.8%
250,000	Bank of America Corp.	2.738	1/23/2022	250,306
350,000	Bank of Montreal	2.900	3/26/2022	361,441
600,000	Citigroup, Inc.	2.700	3/30/2021	603,480
250,000	Citigroup, Inc.	2.900	12/8/2021	255,435
400,000	Citizens Bank NA	2.550	5/13/2021	402,481
250,000	Credit Agricole SA	3.375	1/10/2022	257,683
400,000	Fifth Third Bank NA	2.250	6/14/2021	402,784
350,000	ING Groep NV	3.150	3/29/2022	362,032
500,000	Lloyds Banking Group PLC	3.000	1/11/2022	512,995
300,000	Mitsubishi UFJ Financial Group, Inc.	2.190	9/13/2021	303,936
250,000	Mitsubishi UFJ Financial Group, Inc.	3.218	3/7/2022	258,540
600,000	MUFG Americas Holdings Corp.	3.500	6/18/2022	627,903
400,000	Santander UK Group Holdings PLC	3.125	1/8/2021	400,088
100,000	Skandinaviska Enskilda Banken AB	1.875	9/13/2021	101,164
250,000	Societe Generale SA	5.200	4/15/2021	253,437
500,000	Sumitomo Mitsui Financial Group, Inc.	2.442	10/19/2021	508,305
400,000	Truist Financial Corp.	2.150	2/1/2021	400,000
300,000	Truist Financial Corp.	2.700	1/27/2022	307,169
250,000	Wells Fargo & Co.	3.000	1/22/2021	250,328
				6,819,507
	BEVERAGES - 0.6%
50,000	Molson Coors Beverage Co.	2.100	7/15/2021	50,424
350,000	Molson Coors Beverage Co.	3.500	5/1/2022	364,017
				414,441
	BIOTECH & PHARMACEUTICALS - 0.9%
603,000	AbbVie, Inc.	3.375	11/14/2021	619,286

	CHEMICALS - 0.5%
325,000	Sherwin-Williams Co.	4.200	1/15/2022	334,620

	E-COMMERCE DISCRETIONARY - 0.6%
425,000	eBay, Inc.	3.800	3/9/2022	440,976

	ELECTRIC UTILITIES - 0.9%
250,000	Berkshire Hathaway Energy Co.	2.375	1/15/2021	250,149
400,000	Southern Co.	2.350	7/1/2021	403,181
				653,330
	ELECTRICAL EQUIPMENT - 0.4%
300,000	Tyco Electronics Group SA	4.875	1/15/2021	300,389

	ENTERTAINMENT CONTENT - 0.1%
50,000	Electronic Arts, Inc.	3.700	3/1/2021	50,113

	HEALTH CARE FACILITIES & SERVICES - 0.4%
150,000	CVS Health Corp.	2.125	6/1/2021	150,893
100,000	Laboratory Corp. of America Holdings	3.200	2/1/2022	102,993
				253,886
	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
230,000	Goldman Sachs Group, Inc.	2.625	4/25/2021	231,201
250,000	Goldman Sachs Group, Inc.	5.750	1/24/2022	264,290
200,000	Morgan Stanley	5.750	1/25/2021	200,599
250,000	Morgan Stanley	5.500	7/28/2021	257,380
				953,470

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST BUFFERED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS (Continued) - 27.1%
	INSURANCE - 1.0%
$300,000	Lincoln National Corp.	4.200	3/15/2022	$313,093
400,000	Progressive Corp.	3.750	8/23/2021	408,773
				721,866
	LEISURE FACILITIES & SERVICES - 0.4%
250,000	Marriott International, Inc.	3.125	10/15/2021	253,397

	MACHINERY - 1.6%
250,000	Caterpillar Financial Services Corp.	1.700	8/9/2021	252,170
250,000	John Deere Capital Corp.	3.200	1/10/2022	257,529
350,000	John Deere Capital Corp.	2.950	4/1/2022	361,728
250,000	Xylem, Inc.	4.875	10/1/2021	258,105
				1,129,532
	MEDICAL EQUIPMENT & DEVICES - 1.1%
250,000	Baxter International, Inc.	1.700	8/15/2021	251,778
500,000	Becton Dickinson and Co.	3.125	11/8/2021	511,149
				762,927
	OIL & GAS PRODUCERS - 0.4%
300,000	Williams Cos., Inc.	7.875	9/1/2021	314,591

	SEMICONDUCTORS - 0.1%
50,000	Lam Research Corp.	2.800	6/15/2021	50,447

	SPECIALTY FINANCE - 2.4%
500,000	Ally Financial, Inc.	4.250	4/15/2021	505,182
250,000	American Express Co.	3.000	2/22/2021	250,476
205,000	American Express Co.	3.375	5/17/2021	206,784
400,000	Capital One Financial Corp.	3.450	4/30/2021	402,981
300,000	Capital One Financial Corp.	4.750	7/15/2021	307,032
				1,672,455
	TECHNOLOGY HARDWARE - 0.5%
375,000	Hewlett Packard Enterprise Co.	3.500	10/5/2021	382,971

	TECHNOLOGY SERVICES - 0.6%
400,000	Equifax, Inc.	3.600	8/15/2021	407,554

	TRANSPORTATION & LOGISTICS - 0.6%
400,000	FedEx Corp.	3.400	1/14/2022	412,761

	TOTAL CORPORATE BONDS (Cost - $18,731,629)			18,916,410

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price
	OPTIONS PURCHASED - 13.4% *
	CALL OPTIONS PURCHASED - 11.1% *
12	SPDR S&P 500 ETF Trust	Interactive Brokers	$390,000	1/15/2021 - $325.00	$58,836
25	SPDR S&P 500 ETF Trust	Interactive Brokers	830,000	1/15/2021 - $332.00	100,550
133	SPDR S&P 500 ETF Trust	Interactive Brokers	4,721,500	1/15/2021 - $355.00	279,300
119	SPDR S&P 500 ETF Trust	Interactive Brokers	4,403,000	1/15/2021 - $370.00	94,724
57	SPDR S&P 500 ETF Trust	Interactive Brokers	2,114,700	1/15/2021 - $371.00	40,869
43	SPDR S&P 500 ETF Trust	Interactive Brokers	1,599,600	1/15/2021 - $372.00	27,950
2	SPDR S&P 500 ETF Trust	Interactive Brokers	60,800	3/19/2021 - $304.00	14,334
83	SPDR S&P 500 ETF Trust	Interactive Brokers	2,539,800	3/19/2021 - $306.00	584,735
10	SPDR S&P 500 ETF Trust	Interactive Brokers	313,000	3/19/2021 - $313.00	63,900
70	SPDR S&P 500 ETF Trust	Interactive Brokers	2,324,000	3/19/2021 - $332.00	313,810
40	SPDR S&P 500 ETF Trust	Interactive Brokers	1,332,000	3/19/2021 - $333.00	184,240
20	SPDR S&P 500 ETF Trust	Interactive Brokers	674,000	3/19/2021 - $337.00	82,420
81	SPDR S&P 500 ETF Trust	Interactive Brokers	2,826,900	3/19/2021 - $349.00	251,748
38	SPDR S&P 500 ETF Trust	Interactive Brokers	1,349,000	3/19/2021 - $355.00	99,750
33	SPDR S&P 500 ETF Trust	Interactive Brokers	1,174,800	3/19/2021 - $356.00	84,183
20	SPDR S&P 500 ETF Trust	Interactive Brokers	736,000	3/19/2021 - $368.00	35,000
15	SPDR S&P 500 ETF Trust	Interactive Brokers	451,500	6/18/2021 - $301.00	117,293
80	SPDR S&P 500 ETF Trust	Interactive Brokers	2,440,000	6/18/2021 - $305.00	578,640
35	SPDR S&P 500 ETF Trust	Interactive Brokers	1,120,000	6/18/2021 - $320.00	215,635
125	SPDR S&P 500 ETF Trust	Interactive Brokers	4,050,000	6/18/2021 - $324.00	717,250
10	SPDR S&P 500 ETF Trust	Interactive Brokers	325,000	6/18/2021 - $325.00	57,040
43	SPDR S&P 500 ETF Trust	Interactive Brokers	1,440,500	6/18/2021 - $335.00	203,863
80	SPDR S&P 500 ETF Trust	Interactive Brokers	2,784,000	6/18/2021 - $348.00	308,520
15	SPDR S&P 500 ETF Trust	Interactive Brokers	559,500	6/18/2021 - $373.00	31,035
64	SPDR S&P 500 ETF Trust	Interactive Brokers	2,067,200	9/17/2021 - $323.00	399,104
250	SPDR S&P 500 ETF Trust	Interactive Brokers	8,225,000	9/17/2021 - $329.00	1,438,375
25	SPDR S&P 500 ETF Trust	Interactive Brokers	835,000	9/17/2021 - $334.00	133,975

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST BUFFERED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	OPTIONS PURCHASED (Continued) - 13.4% *
	CALL OPTIONS PURCHASED (Continued) - 11.1% *
25	SPDR S&P 500 ETF Trust	Interactive Brokers	$837,500	9/17/2021 - $335.00	$132,012
20	SPDR S&P 500 ETF Trust	Interactive Brokers	686,000	9/17/2021 - $343.00	93,280
30	SPDR S&P 500 ETF Trust	Interactive Brokers	1,050,000	9/17/2021 - $350.00	121,230
100	SPDR S&P 500 ETF Trust	Interactive Brokers	3,570,000	12/17/2021 - $357.00	399,750
10	SPDR S&P 500 ETF Trust	Interactive Brokers	358,000	12/17/2021 - $358.00	39,275
15	SPDR S&P 500 ETF Trust	Interactive Brokers	549,000	12/17/2021 - $366.00	50,865
15	SPDR S&P 500 ETF Trust	Interactive Brokers	550,500	12/17/2021 - $367.00	47,295
20	SPDR S&P 500 ETF Trust	Interactive Brokers	736,000	12/17/2021 - $368.00	62,300
90	SPDR S&P 500 ETF Trust	Interactive Brokers	3,348,000	12/17/2021 - $372.00	266,130
15	SPDR S&P 500 ETF Trust	Interactive Brokers	559,500	12/17/2021 - $373.00	43,305
	TOTAL CALL OPTIONS PURCHASED (Cost - $4,292,945)				7,772,521

	PUT OPTIONS PURCHASED - 2.3% *
139	SPDR S&P 500 ETF Trust	Interactive Brokers	4,545,300	1/15/2021 - $327.00	5,143
150	SPDR S&P 500 ETF Trust	Interactive Brokers	5,025,000	1/15/2021 - $335.00	7,650
100	SPDR S&P 500 ETF Trust	Interactive Brokers	3,440,000	1/15/2021 - $344.00	7,700
20	SPDR S&P 500 ETF Trust	Interactive Brokers	660,000	3/19/2021 - $330.00	8,600
125	SPDR S&P 500 ETF Trust	Interactive Brokers	4,137,500	3/19/2021 - $331.00	55,250
252	SPDR S&P 500 ETF Trust	Interactive Brokers	8,442,000	3/19/2021 - $335.00	122,976
43	SPDR S&P 500 ETF Trust	Interactive Brokers	1,354,500	6/18/2021 - $315.00	32,465
100	SPDR S&P 500 ETF Trust	Interactive Brokers	3,210,000	6/18/2021 - $321.00	84,800
115	SPDR S&P 500 ETF Trust	Interactive Brokers	3,749,000	6/18/2021 - $326.00	110,975
145	SPDR S&P 500 ETF Trust	Interactive Brokers	4,872,000	6/18/2021 - $336.00	157,905
30	SPDR S&P 500 ETF Trust	Interactive Brokers	930,000	9/17/2021 - $310.00	32,265
84	SPDR S&P 500 ETF Trust	Interactive Brokers	2,646,000	9/17/2021 - $315.00	97,776
200	SPDR S&P 500 ETF Trust	Interactive Brokers	6,400,000	9/17/2021 - $320.00	258,000
100	SPDR S&P 500 ETF Trust	Interactive Brokers	3,220,000	9/17/2021 - $322.00	129,100
10	SPDR S&P 500 ETF Trust	Interactive Brokers	315,000	12/17/2021 - $315.00	15,195
15	SPDR S&P 500 ETF Trust	Interactive Brokers	480,000	12/17/2021 - $320.00	24,000
15	SPDR S&P 500 ETF Trust	Interactive Brokers	481,500	12/17/2021 - $321.00	24,728
20	SPDR S&P 500 ETF Trust	Interactive Brokers	644,000	12/17/2021 - $322.00	33,280
90	SPDR S&P 500 ETF Trust	Interactive Brokers	2,925,000	12/17/2021 - $325.00	160,470
115	SPDR S&P 500 ETF Trust	Interactive Brokers	3,760,500	12/17/2021 - $327.00	207,115
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,876,813)				1,575,393

	TOTAL OPTIONS PURCHASED (Cost - $6,169,758)				9,347,914

	TOTAL INVESTMENTS - 102.0% (Cost - $67,452,640)				$71,154,251
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)%				(1,416,187)
	NET ASSETS - 100.0%				$69,738,064

	OPTIONS WRITTEN - (5.1)% *
	CALL OPTIONS WRITTEN - (2.1)% *
150	SPDR S&P 500 ETF Trust	Interactive Brokers	$5,670,000	1/15/2021 - $378.00	$46,050
139	SPDR S&P 500 ETF Trust	Interactive Brokers	5,365,400	1/15/2021 - $386.00	10,425
100	SPDR S&P 500 ETF Trust	Interactive Brokers	3,930,000	1/15/2021 - $393.00	2,400
20	SPDR S&P 500 ETF Trust	Interactive Brokers	776,000	3/19/2021 - $388.00	11,680
125	SPDR S&P 500 ETF Trust	Interactive Brokers	4,862,500	3/19/2021 - $389.00	61,875
252	SPDR S&P 500 ETF Trust	Interactive Brokers	9,853,200	3/19/2021 - $391.00	109,872
150	SPDR S&P 500 ETF Trust	Interactive Brokers	5,895,000	6/18/2021 - $393.00	146,025
253	SPDR S&P 500 ETF Trust	Interactive Brokers	10,018,800	6/18/2021 - $396.00	207,207
30	SPDR S&P 500 ETF Trust	Interactive Brokers	1,155,000	9/17/2021 - $385.00	54,180
289	SPDR S&P 500 ETF Trust	Interactive Brokers	11,357,700	9/17/2021 - $393.00	411,536
95	SPDR S&P 500 ETF Trust	Interactive Brokers	3,800,000	9/17/2021 - $400.00	107,065
20	SPDR S&P 500 ETF Trust	Interactive Brokers	802,000	12/17/2021 - $401.00	28,410
155	SPDR S&P 500 ETF Trust	Interactive Brokers	6,277,500	12/17/2021 - $405.00	188,790
90	SPDR S&P 500 ETF Trust	Interactive Brokers	3,690,000	12/17/2021 - $410.00	93,600
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $1,226,976)				1,479,115

	PUT OPTIONS WRITTEN - (3.0)% *
12	SPDR S&P 500 ETF Trust	Interactive Brokers	390,000	1/15/2021 - $325.00	420
25	SPDR S&P 500 ETF Trust	Interactive Brokers	830,000	1/15/2021 - $332.00	1,125
133	SPDR S&P 500 ETF Trust	Interactive Brokers	4,721,500	1/15/2021 - $355.00	19,418
119	SPDR S&P 500 ETF Trust	Interactive Brokers	4,403,000	1/15/2021 - $370.00	45,220
57	SPDR S&P 500 ETF Trust	Interactive Brokers	2,114,700	1/15/2021 - $371.00	23,085
43	SPDR S&P 500 ETF Trust	Interactive Brokers	1,599,600	1/15/2021 - $372.00	18,877
2	SPDR S&P 500 ETF Trust	Interactive Brokers	60,800	3/19/2021 - $304.00	440
83	SPDR S&P 500 ETF Trust	Interactive Brokers	2,539,800	3/19/2021 - $306.00	19,588
10	SPDR S&P 500 ETF Trust	Interactive Brokers	313,000	3/19/2021 - $313.00	2,960
70	SPDR S&P 500 ETF Trust	Interactive Brokers	2,324,000	3/19/2021 - $332.00	31,430

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST BUFFERED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	OPTIONS WRITTEN (Continued) - (5.1)% *
	PUT OPTIONS WRITTEN (Continued) - (3.0)% *
40	SPDR S&P 500 ETF Trust	Interactive Brokers	$1,332,000	3/19/2021 - $333.00	$20,080
20	SPDR S&P 500 ETF Trust	Interactive Brokers	674,000	3/19/2021 - $337.00	10,340
81	SPDR S&P 500 ETF Trust	Interactive Brokers	2,826,900	3/19/2021 - $349.00	58,482
38	SPDR S&P 500 ETF Trust	Interactive Brokers	1,349,000	3/19/2021 - $355.00	30,932
33	SPDR S&P 500 ETF Trust	Interactive Brokers	1,174,800	3/19/2021 - $356.00	28,347
20	SPDR S&P 500 ETF Trust	Interactive Brokers	736,000	3/19/2021 - $368.00	22,600
15	SPDR S&P 500 ETF Trust	Interactive Brokers	451,500	6/18/2021 - $301.00	8,693
80	SPDR S&P 500 ETF Trust	Interactive Brokers	2,440,000	6/18/2021 - $305.00	52,160
35	SPDR S&P 500 ETF Trust	Interactive Brokers	1,120,000	6/18/2021 - $320.00	28,665
125	SPDR S&P 500 ETF Trust	Interactive Brokers	4,050,000	6/18/2021 - $324.00	110,562
10	SPDR S&P 500 ETF Trust	Interactive Brokers	325,000	6/18/2021 - $325.00	8,950
43	SPDR S&P 500 ETF Trust	Interactive Brokers	1,440,500	6/18/2021 - $335.00	46,655
80	SPDR S&P 500 ETF Trust	Interactive Brokers	2,784,000	6/18/2021 - $348.00	112,800
15	SPDR S&P 500 ETF Trust	Interactive Brokers	559,500	6/18/2021 - $373.00	31,500
64	SPDR S&P 500 ETF Trust	Interactive Brokers	2,067,200	9/17/2021 - $323.00	86,528
250	SPDR S&P 500 ETF Trust	Interactive Brokers	8,225,000	9/17/2021 - $329.00	358,125
25	SPDR S&P 500 ETF Trust	Interactive Brokers	835,000	9/17/2021 - $334.00	38,500
25	SPDR S&P 500 ETF Trust	Interactive Brokers	837,500	9/17/2021 - $335.00	40,475
20	SPDR S&P 500 ETF Trust	Interactive Brokers	686,000	9/17/2021 - $343.00	34,990
30	SPDR S&P 500 ETF Trust	Interactive Brokers	1,050,000	9/17/2021 - $350.00	58,260
100	SPDR S&P 500 ETF Trust	Interactive Brokers	3,570,000	12/17/2021 - $357.00	259,250
10	SPDR S&P 500 ETF Trust	Interactive Brokers	358,000	12/17/2021 - $358.00	26,240
15	SPDR S&P 500 ETF Trust	Interactive Brokers	549,000	12/17/2021 - $366.00	43,357
15	SPDR S&P 500 ETF Trust	Interactive Brokers	550,500	12/17/2021 - $367.00	43,890
20	SPDR S&P 500 ETF Trust	Interactive Brokers	736,000	12/17/2021 - $368.00	59,250
90	SPDR S&P 500 ETF Trust	Interactive Brokers	3,348,000	12/17/2021 - $372.00	281,700
15	SPDR S&P 500 ETF Trust	Interactive Brokers	559,500	12/17/2021 - $373.00	47,625
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $4,658,927)				2,111,519

	TOTAL OPTIONS WRITTEN (Premiums Received - $5,885,903)				$3,590,634

ETF - Exchange Traded Fund

LLC - Limited Liability Company

PLC - Public Limited Company

SPDR - Standard & Poor’s Depositary Receipts

+	All or a portion of this security is segregated as collateral for options written.

*	Non income producing security.

(a)	Each contract is equivalent to 100 shares of the underlying ETF.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2020

	Catalyst Hedged		Catalyst	Catalyst/Teza
	Commodity	Catalyst/Warrington	Systematic Alpha	Algorithmic Allocation
	Strategy Fund	Strategic	Fund	Fund
	(Consolidated)	Program Fund	(Consolidated)	(Consolidated)
ASSETS:
Investments in Unaffiliated securities, at cost	$30,537,858	$2,165,904	$1,610,932	$4,190,270
Investments in Affiliated securities, at cost	—	10,119,258	748,769	—
Securities at Cost	$30,537,858	$12,285,162	$2,359,701	$4,190,270

Investments in Unaffiliated securities, at value	$29,474,743	$1,821,904	$1,744,948	$4,367,502
Investments in Affiliated securities, at value	—	11,841,741	735,275	—
Securities at Value	$29,474,743	$13,663,645	$2,480,223	$4,367,502
Cash	685,825	—	215,744	1,391,000
Cash segregated for disgorgement of advisory fees (see Note 10)	—	10,508,481	—	—
Deposits with Broker for futures and options (a)	—	94,242,392	—	1,434,519
Dividends and interest receivable	979	257	14,416	680
Receivable for Fund shares sold	—	376,552	—	5,665
Unrealized appreciation - on swap contracts	—	—	141,686	—
Receivable for securities sold	—	726,200	—	—
Due from Manager	—	—	714	—
Futures unrealized appreciation	—	—	—	45,157
Prepaid expenses and other assets	27,961	44,241	10,476	10,965
Total Assets	30,189,508	119,561,768	2,863,259	7,255,488

LIABILITIES:
Options written, at value (premiums received $1,153,710, $1,055,000, $0, $0)	755,882	722,000	—	—
Payable for securities purchased	—	—	3,561	—
Management fees payable	35,231	162,544	—	152
Accrued 12b-1 fees	—	38,730	902	224
Payable for disgorgement of advisory fees (see Note 10)	—	10,508,481	—	—
Payable to related parties	2,510	18,967	2,786	4,768
Payable for Fund shares redeemed	202,237	341,830	6,733	—
Trustee fee payable	2,744	5,835	2,747	2,753
Futures unrealized depreciation	—	—	—	37,446
Compliance officer fees payable	150	998	28	168
Accrued expenses and other liabilities	32,292	79,302	13,503	5,941
Total Liabilities	1,031,046	11,878,687	30,260	51,452

Net Assets	$29,158,462	$107,683,081	$2,832,999	$7,204,036

NET ASSETS CONSIST OF:
Paid in capital	$32,037,544	$1,123,528,758	$2,782,593	$7,941,975
Accumulated earnings (losses)	(2,879,082)	(1,015,845,677)	50,406	(737,939)
Net Assets	$29,158,462	$107,683,081	$2,832,999	$7,204,036

Class A
Net Assets	$4,513,224	$21,971,744	$141,229	$71,150
Shares of beneficial interest outstanding (b)	443,359	2,838,377	14,857	7,705
Net asset value per share (Net assets/shares outstanding)	$10.18	$7.74	$9.51	$9.23
Maximum offering price per share (c)	$10.80	$8.21	$10.09	$9.79
Minimum redemption price per share (d)	$10.08	$7.66	$9.41	$9.14

Class C
Net Assets	$3,959,182	$23,928,897	$174,414	$919
Shares of beneficial interest outstanding (b)	400,076	3,274,283	19,055	100
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$9.90	$7.31	$9.15	$9.19

Class I
Net Assets	$20,686,056	$61,782,440	$2,517,356	$7,131,967
Shares of beneficial interest outstanding (b)	2,024,828	7,833,597	269,940	772,820
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$10.22	$7.89	$9.33	$9.23

(a)	See Section 1b in the notes for the breakout by counterparty.

(b)	Unlimited number of shares of no par value beneficial interest authorized.

(c)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(d)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
December 31, 2020

	Catalyst Multi Strategy Fund (Consolidated)	EAVOL Nasdaq-100 Volatility Overlay Fund	Catalyst/Millburn Hedge Strategy Fund (Consolidated)		Catalyst Buffered Shield Fund
ASSETS:
Investments in Unaffiliated securities, at cost	$2,291,828	$11,170,463	$1,694,330,317		$67,452,640
Investments in Affiliated securities, at cost	315,600	—	—		—
Securities at Cost	$2,607,428	$11,170,463	$1,694,330,317		$67,452,640

Investments in Unaffiliated securities, at value	$2,396,094	$12,062,751	$2,068,154,380		$71,154,251
Investments in Affiliated securities, at value	341,236	—	—		—
Securities at Value	$2,737,330	$12,062,751	$2,068,154,380		$71,154,251
Cash	675,984	947,789	242,970,161		1,834,808
Receivable for securities sold	—	1,259,136	661,547		601,730
Futures unrealized appreciation	60,030	28,578	57,375,676		—
Due from Manager	4,922	—	—		—
Deposits with Broker for futures and options (a)	135,733	1,126,235	264,892,810		81,758
Dividends and interest receivable	7,906	3,518	6,071,788		226,994
Receivable for Fund shares sold	—	—	3,299,825		251,079
Unrealized appreciation on forward currency exchange contracts	—	—	56,605,958		—
Prepaid expenses and other assets	15,391	18,974	110,208		31,200
Total Assets	3,637,296	15,446,981	2,700,142,353		74,181,820

LIABILITIES:
Options written, at value (premiums received $0, $761,985, $0, $5,885,903)	—	—	—		3,590,634
Management fees payable	—	5,309	3,954,791		50,264
Accrued 12b-1 fees	556	3,488	232,314		8,406
Futures unrealized depreciation	226	43,506	3,282,467		—
Payable upon return of securities loaned (Note 1)	—	210,653	—		—
Payable for securities purchased	—	656,163	—		757,753
Payable for Fund shares redeemed	—	—	9,845,429		203
Unrealized depreciation on forward currency exchange contracts	—	—	56,117,416		—
Payable to related parties	3,250	5,610	211,921		12,677
Trustee fee payable	3,063	2,824	2,991		2,764
Compliance officer fees payable	543	473	2,711		95
Accrued expenses and other liabilities	18,868	2,880	1,006,930		20,960
Total Liabilities	26,506	930,906	74,656,970		4,443,756

Net Assets	$3,610,790	$14,516,075	$2,625,485,383		$69,738,064

NET ASSETS CONSIST OF:
Paid in capital	$3,668,791	$13,912,862	$2,912,896,290		$65,953,202
Accumulated earnings (losses)	(58,001)	603,213	(287,410,907)		3,784,862
Net Assets	$3,610,790	$14,516,075	$2,625,485,383		$69,738,064

Class A
Net Assets	$64,220	$1,689,350	$280,245,379		$20,541,158
Shares of beneficial interest outstanding (b)	4,360	149,431	9,081,788		1,977,279
Net asset value per share (Net assets/shares outstanding)	$14.73	$11.31	$30.86		$10.39
Maximum offering price per share (c)	$15.63	$12.00	$32.74		$11.02
Minimum redemption price per share (d)	$14.58	$11.20	$30.55		$10.29

Class C
Net Assets	$110,187	$2,150,902	$304,369,255		$4,400,972
Shares of beneficial interest outstanding (b)	7,671	200,958	10,019,231		431,008
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$14.36	$10.70	$30.38		$10.21

Class C-1 (e)
Net Assets			$1,110
Shares of beneficial interest outstanding (b)			37
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)			$30.38	(f)

Class I
Net Assets	$3,436,383	$10,675,823	$2,040,869,639		$44,795,934
Shares of beneficial interest outstanding (b)	233,014	937,813	65,925,237		4,289,559
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$14.75	$11.38	$30.96		$10.44

(a)	See Section 1b in the notes for the breakout by counterparty.

(b)	Unlimited number of shares of no par value beneficial interest authorized.

(c)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(d)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

(e)	Class C-1 only applies to the Catalyst/Millburn Hedge Strategy Fund.

(f)	Does not calculate due to rounding.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2020

	Catalyst Hedged		Catalyst	Catalyst/Teza
	Commodity	Catalyst/Warrington	Systematic Alpha	Algorithmic Allocation
	Strategy Fund	Strategic Program	Fund	Fund
	(Consolidated)	Fund	(Consolidated)	(Consolidated)
Investment Income:
Dividend income	$—	$—	$—	$48,762
Interest income	61,685	36,655	7,330	995
Dividend income - affiliated investments	—	—	43,381	—
Total Investment Income	61,685	36,655	50,711	49,757

Operating Expenses:
Investment management fees	320,538	1,110,739	26,185	72,801
12b-1 Fees:
Class A	6,567	32,364	200	167
Class C	27,644	138,111	896	6
Networking fees	21,850	73,408	1,921	2,064
Registration fees	22,133	27,103	7,192	5,359
Administration fees	16,299	29,474	13,572	12,173
Management services fees	7,100	18,381	2,886	3,479
Legal fees	9,047	103,649	8,438	16,603
Audit fees	7,436	6,175	7,940	8,028
Transfer Agent fees	7,944	18,040	214	124
Trustees’ fees	6,050	4,847	6,050	6,061
Printing expense	3,610	31,099	605	1,855
Compliance officer fees	3,254	7,089	2,784	5,763
Custody fees	2,576	4,346	1,693	1,712
Insurance expense	667	4,141	54	75
Interest expense	—	—	65	—
Miscellaneous expense	1,058	1,058	1,058	1,069
Total Operating Expenses	463,773	1,610,024	81,753	137,339
Less: Fees waived/expenses reimbursed by Manager	(60,390)	—	(54,459)	(60,911)
Less: Legal Fees Reimbursed by Insurance *	—	(384,550)	—	—
Net Operating Expenses	403,383	1,225,474	27,294	76,428

Net Investment Income (Loss)	(341,698)	(1,188,819)	23,417	(26,671)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	—	—	—	—
Affiliated investments	—	575,071	(8,859)	—
Options purchased	(22,623,449)	(23,923,745)	—	—
Options written	21,759,942	24,773,600	—	—
Futures	(1,298,570)	1,120,555	—	110,253
Long Term Capital Gains from underlying investment companies	—	—	—	—
Foreign currency transactions	—	—	—	15,633
Net realized gain (loss)	(2,162,077)	2,545,481	(8,859)	125,886

Net change in unrealized appreciation (depreciation) on:
Investments	(45,228)	(28,301)	134,016	58,760
Affiliated investments	—	412,147	37,354	—
Options purchased	5,860,908	(204,975)	—	—
Options written	(5,645,863)	209,050	—	—
Futures	—	70,082	—	(81,623)
Foreign currency translations	—	—	—	750
Swaps	—	—	345,649	—

Net change in unrealized appreciation (depreciation)	169,817	458,003	517,019	(22,113)

Net Realized and Unrealized Gain (Loss) on Investments	(1,992,260)	3,003,484	508,160	103,773

Net Increase (Decrease) in Net Assets Resulting From Operations	$(2,333,958)	$1,814,665	$531,577	$77,102

*	Reimbursed of prior year legal fees from the insurance policy.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended December 31, 2020

	Catalyst		Catalyst/Millburn
	Multi Strategy	EAVOL	Hedge Strategy	Catalyst
	Fund	Nasdaq-100 Volatility	Fund	Buffered Shield
	(Consolidated)	Overlay Fund	(Consolidated)	Fund
Investment Income:
Dividend Income	$32,492	$44,557	$12,286,080	$327,416
Interest Income	453	23,876	1,316,117	252,657
Dividend income - affiliated securities	8,624	—	—	—
Total Investment Income	41,569	68,433	13,602,197	580,073

Operating Expenses:
Investment management fees	28,775	75,926	25,223,246	381,344
12b-1 Fees:
Class A	73	2,454	373,481	23,785
Class C	542	9,650	1,581,375	19,624
Legal fees	13,264	10,000	16,384	7,074
Registration fees	10,311	14,163	71,691	23,694
Administration fees	11,889	14,401	439,637	22,291
Audit fees	7,435	6,679	11,846	6,679
Trustees’ fees	6,050	6,050	6,050	6,050
Compliance officer fees	5,711	4,952	43,743	5,527
Management services fees	2,932	4,040	366,917	10,148
Printing expense	1,526	1,421	237,041	3,380
Networking fees	1,874	7,000	1,556,712	10,148
Custody fees	2,388	1,814	78,314	2,150
Transfer Agent fees	104	1,287	89,452	15,823
Insurance expense	64	252	82,509	806
Interest expense	100	2,009	102,515	3,232
Miscellaneous expense	1,058	1,058	1,403	1,058
Total Operating Expenses	94,096	163,156	30,282,316	542,813
Less: Fees waived/expenses reimbursed by Manager	(60,138)	(63,940)	—	(120,363)
Net Operating Expenses	33,958	99,216	30,282,316	422,450

Net Investment Income (loss)	7,611	(30,783)	(16,680,119)	157,623

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	112,644	328,337	90,667,055	47,966
Affiliated securities	—	—	—	—
Options purchased	—	142,363	—	(663,434)
Options written	—	52,502	—	802,397
Futures	87,905	(92,032)	46,357,444	—
Foreign currency transactions	761	—	39,354,996	—
Net realized gain (loss) from:	201,310	431,170	176,379,495	186,929

Net change in unrealized appreciation (depreciation) on:
Investments	25,846	772,999	235,336,383	5,235
Affiliated securities	16,783	—	—	—
Options purchased	—	201,647	—	2,570,418
Options written	—	(98,404)	—	2,724,568
Futures	53,396	(14,928)	20,446,893	—
Foreign currency translations	3,580	—	9,092,719	—

Net change in unrealized appreciation (depreciation)	99,605	861,314	264,875,995	5,300,221

Net Realized and Unrealized Gain (Loss) on Investments	300,915	1,292,484	441,255,490	5,487,150

Net Increase (Decrease) in Net Assets Resulting From Operations	$308,526	$1,261,701	$424,575,371	$5,644,773

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

	Catalyst Hedged Commodity Strategy Fund		Catalyst/Warrington Strategic Program Fund
	(Consolidated)

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2020	June 30, 2020	December 31, 2020	June 30, 2020
	(Unaudited)		(Unaudited)
Operations:
Net investment loss	$(341,698)	$(392,305)	$(1,188,819)	$(3,360,208)
Net realized gain (loss) on investments	(2,162,077)	883,431	2,545,481	(10,562,939)
Net change in unrealized appreciation (depreciation) on investments	169,817	(1,134,604)	458,003	(2,864,062)
Net increase (decrease) in net assets resulting from operations	(2,333,958)	(643,478)	1,814,665	(16,787,209)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	937,925	11,037,655	506,494	4,399,976
Class C	35,826	1,908,651	138,154	3,337,458
Class I	3,488,730	21,919,115	8,623,595	30,731,951
Cost of shares redeemed
Class A	(1,401,419)	(16,466,799)	(8,272,608)	(54,303,510)
Class C	(2,571,668)	(2,248,412)	(7,028,418)	(35,631,919)
Class I	(11,544,752)	(23,096,084)	(32,309,643)	(217,690,813)
Net decrease in net assets from share transactions of beneficial interest	(11,055,358)	(6,945,874)	(38,342,426)	(269,156,857)

Total Decrease in Net Assets	(13,389,316)	(7,589,352)	(36,527,761)	(285,944,066)

Net Assets:
Beginning of year/period	42,547,778	50,137,130	144,210,842	430,154,908
End of year/period	$29,158,462	$42,547,778	$107,683,081	$144,210,842

Share Activity:
Class A
Shares Sold	88,348	939,241	66,412	578,884
Shares Reinvested	—	—	—	—
Shares Redeemed	(133,601)	(1,449,451)	(1,087,938)	(7,161,595)
Net decrease in shares of Beneficial interest	(45,253)	(510,210)	(1,021,526)	(6,582,711)

Class C
Shares Sold	3,454	169,145	19,174	469,010
Shares Reinvested	—	—	—	—
Shares Redeemed	(248,999)	(203,988)	(973,242)	(4,954,846)
Net decrease in shares of Beneficial interest	(245,545)	(34,843)	(954,068)	(4,485,836)

Class I
Shares Sold	325,461	1,904,139	1,109,561	3,934,924
Shares Reinvested	—	—	—	—
Shares Redeemed	(1,083,393)	(2,035,083)	(4,165,181)	(28,467,631)
Net decrease in shares of Beneficial interest	(757,932)	(130,944)	(3,055,620)	(24,532,707)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

			Catalyst/Teza
	Catalyst Systematic Alpha Fund		Algorithmic Allocation Fund
	(Consolidated)		(Consolidated)

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2020	June 30, 2020	December 31, 2020	June 30, 2020 (a)
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$23,417	$55,924	$(26,671)	$(37,351)
Net realized gain (loss) on investments	(8,859)	504,095	125,886	(627,539)
Net change in unrealized appreciation (depreciation) on investments	517,019	(444,283)	(22,113)	207,165
Net increase (decrease) in net assets resulting from operations	531,577	115,736	77,102	(457,725)

Distributions to Shareholders from:
Total Distributions
Class A	(23,738)	(2,380)	(4,333)	—
Class C	(29,842)	(1,205)	(55)	—
Class I	(491,921)	(39,615)	(448,919)	—
Total distributions to shareholders	(545,501)	(43,200)	(453,307)	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,414	210,843	86,499	188,849
Class C	13,348	24,983	—	1,010
Class I	92,135	1,685,254	652,088	8,501,201
Reinvestment of distributions
Class A	21,872	2,380	4,272	—
Class C	29,842	1,205	—	—
Class I	157,998	20,290	389,057	—
Cost of shares redeemed
Class A	(102,052)	(152,279)	(159,999)	(39,037)
Class C	(58,547)	(117,434)	—	(10)
Class I	(231,644)	(1,440,675)	(452,041)	(1,133,923)
Net increase (decrease) in net assets from share transactions of beneficial interest	(75,634)	234,567	519,876	7,518,090

Total Increase (Decrease) in Net Assets	(89,558)	307,103	143,671	7,060,365

Net Assets:
Beginning of year/period	2,922,557	2,615,454	7,060,365	—
End of year/period	$2,832,999	$2,922,557	$7,204,036	$7,060,365

Share Activity:
Class A
Shares Sold	138	22,749	8,950	18,617
Shares Reinvested	2,380	241	—	—
Shares Redeemed	(10,215)	(15,707)	(15,652)	(4,210)
Net increase (decrease) in shares of Beneficial interest	(7,697)	7,283	(6,702)	14,407

Class C
Shares Sold	1,364	2,733	—	101
Shares Reinvested	3,372	126	—	—
Shares Redeemed	(6,063)	(12,867)	—	(1)
Net increase (decrease) in shares of Beneficial interest	(1,327)	(10,008)	—	100

Class I
Shares Sold	8,936	174,055	63,363	833,473
Shares Reinvested	17,516	2,090	42,115	—
Shares Redeemed	(23,536)	(152,859)	(46,013)	(120,118)
Net increase in shares of Beneficial interest	2,916	23,286	59,465	713,355

(a)	The Catalyst/Teza Algorithmic Allocation Income Fund commenced operations on December 31, 2019.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst Multi Strategy Fund		EAVOL Nasdaq-100 Volatility Overlay Fund
	(Consolidated)

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2020	June 30, 2020	December 31, 2020	June 30, 2020
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$7,611	$23,038	$(30,783)	$96,598
Net realized gain (loss) on investments	201,310	(282,839)	431,170	(13,411)
Net change in unrealized appreciation (depreciation) on investments	99,605	56,096	861,314	(299,220)
Net increase (decrease) in net assets resulting from operations	308,526	(203,705)	1,261,701	(216,033)

Distributions to Shareholders from:
From Return of Capital
Class A	—	(451)	—	—
Class C	—	(830)	—	—
Class I	—	(27,403)	—	—
Total Distributions
Class A	(1,027)	(2,058)	(8,929)	(131,874)
Class C	(979)	(2,840)	(11,038)	(73,971)
Class I	(62,325)	(145,343)	(72,484)	(696,302)
Total distributions to shareholders	(64,331)	(178,925)	(92,451)	(902,147)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	4,400	7,712	793,618	465,694
Class C	—	—	849,704	955,799
Class I	458,955	2,569,807	7,873,506	10,470,301
Reinvestment of distributions
Class A	1,027	2,320	6,718	116,664
Class C	979	3,669	10,146	56,340
Class I	37,572	128,518	13,319	406,771
Cost of shares redeemed
Class A	(98)	(97,377)	(1,133,237)	(1,000,796)
Class C	(3,905)	(54,608)	(225,762)	(757,429)
Class I	(221,255)	(3,500,797)	(5,021,005)	(11,623,631)
Net increase (decrease) in net assets from share transactions of beneficial interest	277,675	(940,756)	3,167,007	(910,287)

Total Increase (Decrease) in Net Assets	521,870	(1,323,386)	4,336,257	(2,028,467)

Net Assets:
Beginning of year/period	3,088,920	4,412,306	10,179,818	12,208,285
End of year/period	$3,610,790	$3,088,920	$14,516,075	$10,179,818

Share Activity:
Class A
Shares Sold	303	523	75,264	44,479
Shares Reinvested	70	163	606	10,904
Shares Redeemed	(7)	(6,684)	(105,824)	(101,075)
Net increase (decrease) in shares of Beneficial interest	366	(5,998)	(29,954)	(45,692)

Class C
Shares Sold	—	—	85,084	98,458
Shares Reinvested	69	265	966	5,518
Shares Redeemed	(277)	(3,857)	(22,500)	(81,602)
Net increase (decrease) in shares of Beneficial interest	(208)	(3,592)	63,550	22,374

Class I
Shares Sold	32,005	177,381	718,442	961,447
Shares Reinvested	2,560	9,038	1,193	37,769
Shares Redeemed	(15,797)	(246,980)	(472,672)	(1,104,804)
Net increase (decrease) in shares of Beneficial interest	18,768	(60,561)	246,963	(105,588)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Millburn Hedge Strategy Fund		Catalyst Buffered Shield Fund
	(Consolidated)

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2020	June 30, 2020	December 31, 2020	June 30, 2020
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(16,680,119)	$(15,158,469)	$157,623	$342,126
Net realized gain (loss) on investments	176,379,495	(544,634,100)	186,929	(166,691)
Net change in unrealized appreciation (depreciation) on investments	264,875,995	(85,416,611)	5,300,221	209,369
Net increase (decrease) in net assets resulting from operations	424,575,371	(645,209,180)	5,644,773	384,804

Distributions to Shareholders from:
Total Distributions
Class A	(10,861,333)	(21,811,968)	(360,164)	(982,235)
Class C	(9,266,494)	(18,314,462)	(62,278)	(108,666)
Class C-1 (a,b)	(34)			(933,813)
Class I	(87,525,790)	(221,022,654)	(835,950)
Total distributions to shareholders	(107,653,651)	(261,149,084)	(1,258,392)	(2,024,714)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	14,732,741	139,094,418	3,851,880	8,330,995
Class C	6,347,333	87,056,630	1,229,599	2,410,923
Class C-1 (a,b)	1,000
Class I	160,203,771	1,492,409,831	12,486,087	37,043,713
Reinvestment of distributions
Class A	7,919,658	16,611,468	—	873,539
Class C	8,829,983	17,458,427	—	108,624
Class C-1 (a,b)	—
Class I	64,198,332	168,891,068	—	751,837
Cost of shares redeemed
Class A	(91,616,310)	(194,099,829)	(2,505,329)	(6,913,781)
Class C	(73,529,875)	(120,348,436)	(444,554)	(677,030)
Class C-1 (a,b)	—
Class I	(907,248,640)	(2,511,815,329)	(3,093,134)	(17,674,366)
Net increase (decrease) in net assets from share transactions of beneficial interest	(810,162,007)	(904,741,752)	11,524,549	24,254,454

Total Increase (Decrease) in Net Assets	(493,240,287)	(1,811,100,016)	15,910,930	22,614,544

Net Assets:
Beginning of year/period	3,118,725,670	4,929,825,686	53,827,134	31,212,590
End of year/period	$2,625,485,383	$3,118,725,670	$69,738,064	$53,827,134

Share Activity:
Class A
Shares Sold	500,145	4,479,930	381,761	858,623
Shares Reinvested	261,893	524,517	—	89,228
Shares Redeemed	(3,121,241)	(6,816,156)	(249,401)	(728,545)
Net increase (decrease) in shares of Beneficial interest	(2,359,203)	(1,811,709)	132,360	219,306

Class C
Shares Sold	220,543	2,823,901	124,133	254,018
Shares Reinvested	296,507	560,283	—	11,245
Shares Redeemed	(2,550,846)	(4,314,856)	(45,114)	(70,432)
Net increase (decrease) in shares of Beneficial interest	(2,033,796)	(930,672)	79,019	194,831

Class C-1 (a,b)
Shares Sold	37	—
Shares Reinvested	—	—
Shares Redeemed	—	—
Net increase (decrease) in shares of Beneficial interest	37	—

Class I
Shares Sold	5,415,864	47,982,025	1,223,558	3,761,588
Shares Reinvested	2,115,964	5,311,039	—	76,484
Shares Redeemed	(30,746,352)	(91,255,398)	(305,236)	(1,839,111)
Net increase (decrease) in shares of Beneficial interest	(23,214,524)	(37,962,334)	918,322	1,998,961

(a)	Class C-1 only applies to the Catalyst/Millburn Hedge Strategy Fund.

(b)	The Catalyst/Millburn Hedge Strategy Fund Class C-1 commenced operations on October 30, 2020.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Hedged Commodity Strategy Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2020		June 30, 2020		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016 (A)
	(Unaudited)
Net asset value, beginning of year/period	$10.89		$10.95		$10.75	$10.96	$10.90	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.10)		(0.09)		(0.05)	(0.13)	(0.17)	(0.14)
Net realized and unrealized gain (loss) on investments	(0.61)		0.03		0.29	0.08	0.35	1.04
Total from investment operations	(0.71)		(0.06)		0.24	(0.05)	0.18	0.90
LESS DISTRIBUTIONS:
From net investment income	—		—		(0.04)	(0.16)	(0.11)	—
From net realized gains on investments	—		—		—	—	(0.01)	—
Total distributions	—		—		(0.04)	(0.16)	(0.12)	—
Net asset value, end of year/period	$10.18		$10.89		$10.95	$10.75	$10.96	$10.90
Total return (C)	(6.52	)% (E)	(0.55)%		2.20%	(0.48)%	1.73%	9.00	% (E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$4,513		$5,319		$10,932	$24,855	$39,938	$9,107
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	2.60	% (F)	2.47%		2.40%	2.33%	2.24%	3.51	% (F)
Expenses, net waiver and reimbursement (G)	2.27	% (F)	2.27%		2.26%	2.24%	2.24%	2.24	% (F)
Net investment loss, before waiver and reimbursement (G,H)	(2.27	)% (F)	(1.03)%		(0.55)%	(1.26)%	(1.62)%	(3.02	)% (F)
Net investment loss, net waiver and reimbursement (G,H)	(1.94	)% (F)	(0.83)%		(0.41)%	(1.17)%	(1.62)%	(1.81	)% (F)
Portfolio turnover rate	0	% (E)	0%		0%	0%	19%	194	% (E)

	Class C
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2020		June 30, 2020		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016 (A)
	(Unaudited)
Net asset value, beginning of year/period	$10.62		$10.76		$10.61	$10.86	$10.84	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.14)		(0.18)		(0.12)	(0.21)	(0.25)	(0.20)
Net realized and unrealized gain (loss) on investments	(0.58)		0.04		0.27	0.07	0.36	1.04
Total from investment operations	(0.72)		(0.14)		0.15	(0.14)	0.11	0.84
LESS DISTRIBUTIONS:
From net investment income	—		—		—	(0.11)	(0.08)	—
From net realized gains on investments	—		—		—	—	(0.01)	—
Total distributions	—		—		—	(0.11)	(0.09)	—
Net asset value, end of year/period	$9.90		$10.62		$10.76	$10.61	$10.86	$10.84
Total return (C)	(6.78	)% (D,E)	(1.30	)% (D)	1.41%	(1.31)%	1.10%	8.40	% (E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$3,959		$6,860		$7,322	$10,487	$13,504	$2,547
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	3.35	% (F)	3.22%		3.15%	3.08%	2.99%	4.26	% (F)
Expenses, net waiver and reimbursement (G)	3.02	% (F)	3.02%		3.01%	2.99%	2.99%	2.99	% (F)
Net investment loss, before waiver and reimbursement (G,H)	(2.99	)% (F)	(1.83)%		(1.30)%	(2.00)%	(2.35)%	(3.79	)% (F)
Net investment loss, net waiver and reimbursement (G,H)	(2.66	)% (F)	(1.63)%		(1.16)%	(1.91)%	(2.35)%	(2.60	)% (F)
Portfolio turnover rate	0	% (E)	0%		0%	0%	19%	194	% (E)

(A)	The Catalyst Hedged Commodity Strategy Fund Class A, Class C and Class I shares commenced operations on September 30, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Not annualized.

(F)	Annualized.

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Hedged Commodity Strategy Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2020		June 30, 2020		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016 (A)
	(Unaudited)
Net asset value, beginning of year/period	$10.91		$10.94		$10.79	$11.00	$10.92	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.09)		(0.07)		(0.02)	(0.10)	(0.15)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.60)		0.04		0.28	0.08	0.36	1.04
Total from investment operations	(0.69)		(0.03)		0.26	(0.02)	0.21	0.92
LESS DISTRIBUTIONS:
From net investment income	—		—		(0.11)	(0.19)	(0.12)	—
From net realized gains on investments	—		—		—	—	(0.01)	—
Total distributions	—		—		(0.11)	(0.19)	(0.13)	—
Net asset value, end of year/period	$10.22		$10.91		$10.94	$10.79	$11.00	$10.92
Total return (C)	(6.32	)% (D,E)	(0.27	)% (D)	2.40%	(0.22)%	2.00%	9.20	% (E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$20,686		$30,369		$31,882	$51,708	$60,447	$6,249
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	2.35	% (F)	2.22%		2.15%	2.08%	1.99%	3.26	% (F)
Expenses, net waiver and reimbursement (G)	2.02	% (F)	2.02%		2.01%	1.99%	1.99%	1.99	% (F)
Net investment loss, before waiver and reimbursement (G,H)	(2.01	)% (F)	(0.83)%		(0.30)%	(0.99)%	(1.36)%	(2.92	)% (F)
Net investment loss, net waiver and reimbursement (G,H)	(1.68	)% (F)	(0.63)%		(0.16)%	(0.90)%	(1.36)%	(1.58	)% (F)
Portfolio turnover rate	0	% (E)	0%		0%	0%	19%	194	% (E)

(A)	The Catalyst Hedged Commodity Strategy Fund Class I shares commenced operations on September 30, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Not annualized.

(F)	Annualized.

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Warrington Strategic Program Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2020		June 30, 2020		June 30, 2019		June 30, 2018	June 30, 2017	June 30, 2016
	(Unaudited)
Net asset value, beginning of year/period	$7.61		$7.86		$8.07		$8.61	$11.41	$10.86
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.07)		(0.10)		(0.09)		(0.11)	(0.16)	(0.20)
Net realized and unrealized gain (loss) on investments	0.20		(0.15)		(0.12)		(0.43)	(1.56)	0.89
Total from investment operations	0.13		(0.25)		(0.21)		(0.54)	(1.72)	0.69
LESS DISTRIBUTIONS:
From net realized gains on investments	—		—		—		—	(1.08)	(0.14)
Total distributions	—		—		—		—	(1.08)	(0.14)
Net asset value, end of year/period	$7.74		$7.61		$7.86		$8.07	$8.61	$11.41
Total return (B)	1.71	% (C,G)	(3.18	)% (C)	(2.60)%		(6.27)%	(16.39)%	6.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$21,972		$29,378		$82,099		$165,433	$634,388	$1,096,675
Ratios to average net assets (including interest expense)
Ratio of expenses to average net assets (D,E)	1.91	% (H)	2.59%		2.33%		2.26%	2.20%	2.17%
Ratio of net investment loss to average net assets (D,F)	(1.85	)% (H)	(1.30)%		(1.15)%		(1.28)%	(1.51)%	(1.80)%
Portfolio turnover rate	0	% (G)	0%		0%		0%	54%	177%

	Class C
	For the		For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2020		June 30, 2020		June 30, 2019		June 30, 2018	June 30, 2017	June 30, 2016
	(Unaudited)
Net asset value, beginning of year/period	$7.21		$7.51		$7.76		$8.35	$11.17	$10.71
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.10)		(0.15)		(0.14)		(0.16)	(0.23)	(0.28)
Net realized and unrealized gain (loss) on investments	0.20		(0.15)		(0.11)		(0.43)	(1.51)	0.88
Total from investment operations	0.10		(0.30)		(0.25)		(0.59)	(1.74)	0.60
LESS DISTRIBUTIONS:
From net realized gains on investments	—		—		—		—	(1.08)	(0.14)
Total distributions	—		—		—		—	(1.08)	(0.14)
Net asset value, end of year/period	$7.31		$7.21		$7.51		$7.76	$8.35	$11.17
Total return (B)	1.39	% (C,G)	(3.99	)% (C)	(3.22	)% (C)	(7.07)%	(17.02)%	5.63%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$23,929		$30,499		$65,411		$106,913	$270,360	$323,055
Ratios to average net assets (including interest expense)
Ratio of expenses to average net assets (D,E)	2.69	% (H)	3.36%		3.08%		3.02%	2.95%	2.92%
Ratio of net investment loss to average net assets (D,F)	(2.63	)% (H)	(2.13)%		(1.89)%		(2.04)%	(2.25)%	(2.55)%
Portfolio turnover rate	0	% (G)	0%		0%		0%	54%	177%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Ratio of expenses to average net assets (excluding interest expense).
Class A	1.91	% (H)	2.59%	2.27%	2.24%	2.16%	N/A
Class C	2.69	% (H)	3.36%	3.02%	3.00%	2.91%	N/A

(F)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Warrington Strategic Program Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020		June 30, 2020		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
	(Unaudited)
Net asset value, beginning of year/period	$7.74		$7.98		$8.17	$8.70	$11.48	$10.90
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.06)		(0.08)		(0.07)	(0.09)	(0.13)	(0.17)
Net realized and unrealized gain (loss) on investments	0.21		(0.16)		(0.12)	(0.44)	(1.57)	0.89
Total from investment operations	0.15		(0.24)		(0.19)	(0.53)	(1.70)	0.72
LESS DISTRIBUTIONS:
From net realized gains on investments	—		—		—	—	(1.08)	(0.14)
Total distributions	—		—		—	—	(1.08)	(0.14)
Net asset value, end of year/period	$7.89		$7.74		$7.98	$8.17	$8.70	$11.48
Total return (B)	1.94	% (C,G)	(3.01	)% (C)	(2.33)%	(6.09)%	(16.17)%	6.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$61,782		$84,334		$282,645	$542,712	$1,523,114	$1,898,708
Ratios to average net assets (including interest expense)
Ratio of expenses to average net assets (D,E)	1.66	% (H)	2.31%		2.08%	2.02%	1.95%	1.92%
Ratio of net investment loss to average net assets (D,F)	(1.60	)% (H)	(1.00)%		(0.91)%	(1.03)%	(1.25)%	(1.54)%
Portfolio turnover rate	0	% (G)	0%		0%	0%	54%	177%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Ratio of expenses to average net assets (excluding dividend and interest expense).
1.66	% (H)	2.31%	2.02%	2.00%	1.91%	N/A

(F)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Systematic Alpha Fund (Consolidated)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2020	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
(Unaudited)
Net asset value, beginning of year/period	$9.56	$9.18	$8.93	$9.45	$9.84	$9.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.07	0.17	0.15	0.02	0.07	0.04
Net realized and unrealized gain (loss) on investments	1.78	0.35	0.10	(B)	(0.54)	(0.45	) (B)	0.25	(B)
Total from investment operations	1.85	0.52	0.25	(0.52)	(0.38)	0.29
LESS DISTRIBUTIONS:
From net investment income	(1.90)	(0.14)	(0.00	) (C)	—	(0.01)	(0.07)
From net realized gains on investments	—	—	—	—	—	(0.03)
Total distributions	(1.90)	(0.14)	(0.00)	—	(0.01)	(0.10)
Net asset value, end of year/period	$9.51	$9.56	$9.18	$8.93	$9.45	$9.84
Total return (D,E)	20.07	% (F)	5.58%	2.82%	(5.50)%	(3.87)%	2.93%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$141	$216	$140	$2,157	$360	$573
Ratios to average net assets(including dividend and interest expense) (G)
Expenses, before waiver and reimbursement (I)	5.80	% (K)	5.25%	5.10%	4.24%	3.96%	4.77%
Expenses, net waiver and reimbursement (I)	2.02	% (K)	2.04%	2.02%	1.86%	0.60%	0.68%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (I,J)	(2.34	)% (K)	(1.47)%	(1.24)%	(2.12)%	(2.67)%	(3.13)%
Net investment income, net waiver and reimbursement (I,J)	1.31	% (K)	1.74%	1.67%	0.25%	0.69%	0.45%
Portfolio turnover rate	68	% (F)	75%	120%	116%	17%	137%

Class C
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2020	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
(Unaudited)
Net asset value, beginning of year/period	$9.23	$8.85	$8.72	$9.30	$9.75	$9.64
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.03	0.08	0.07	(0.06)	0.06	(0.03)
Net realized and unrealized gain (loss) on investments	1.71	0.35	0.09	(B)	(0.52)	(0.51	) (B)	0.23	(B)
Total from investment operations	1.74	0.43	0.16	(0.58)	(0.45)	0.20
LESS DISTRIBUTIONS:
From net investment income	(1.82)	(0.05)	(0.03)	—	—	(0.06)
From net realized gains on investments	—	—	—	—	—	(0.03)
Total distributions	(1.82)	(0.05)	(0.03)	—	—	(0.09)
Net asset value, end of year/period	$9.15	$9.23	$8.85	$8.72	$9.30	$9.75
Total return (D,E)	19.53	% (F)	4.84%	1.94%	(6.24)%	(4.62)%	2.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$174	$188	$269	$269	$190	$337
Ratios to average net assets(including dividend and interest expense) (H)
Expenses, before waiver and reimbursement (I)	6.47	% (K)	6.00%	5.85%	4.82%	4.71%	5.52%
Expenses, net waiver and reimbursement (I)	2.77	% (K)	2.79%	2.77%	2.31%	1.35%	1.38%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (I,J)	(3.00	)% (K)	(2.32)%	(2.36)%	(3.21)%	(2.72)%	(5.42)%
Net investment income (loss), net waiver and reimbursement (I,J)	0.70	% (K)	0.89%	0.81%	(0.70)%	0.65%	(0.27)%
Portfolio turnover rate	68	% (F)	75%	120%	116%	17%	137%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the years ended June 30, 2019, June 30, 2017 and June 30, 2016, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(C)	Represents less than $0.01 per share.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	Not annualized.

(G)	Ratios to average net assets (excluding dividend and interest expense)
Expenses, before waiver and reimbursement (I)	5.80	% (K)	5.23%	5.10%	4.24%	3.96%	4.76%
Expenses, net waiver and reimbursement (I)	2.02	% (K)	2.02%	2.02%	1.86%	0.60%	0.67%

(H)	Ratios to average net assets (excluding dividend and interest expense)
Expenses, before waiver and reimbursement (I)	6.47	% (K)	5.98%	5.85%	4.82%	4.71%	5.51%
Expenses, net waiver and reimbursement (I)	2.77	% (K)	2.77%	2.77%	2.31%	1.35%	1.37%

(I)	Does not include expenses of the underlying investment companies in which the Fund invests.

(J)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(K)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Systematic Alpha Fund (Consolidated) (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Class I
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2020	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
(Unaudited)
Net asset value, beginning of year/period	$9.43	$9.05	$8.91	$9.40	$9.84	$9.64
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.08	0.19	0.15	0.03	0.11	0.06
Net realized and unrealized gain (loss) on investments	1.76	0.35	0.10	(B)	(0.52)	(0.46	) (B)	0.24	(B)
Total from investment operations	1.84	0.54	0.25	(0.49)	(0.35)	0.30
LESS DISTRIBUTIONS:
From net investment income	(1.94)	(0.16)	(0.11)	—	(0.09)	(0.07)
From net realized gains on investments	—	—	—	—	—	(0.03)
Total distributions	(1.94)	(0.16)	(0.11)	—	(0.09)	(0.10)
Net asset value, end of year/period	$9.33	$9.43	$9.05	$8.91	$9.40	$9.84
Total return (C,D)	20.21	% (E)	5.88%	2.97%	(5.21)%	(3.61)%	3.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,517	$2,519	$2,206	$2,837	$1,742	$526
Ratios to average net assets(including dividend and interest expense) (F)
Expenses, before waiver and reimbursement (G)	5.45	% (I)	5.00%	4.85%	3.81%	3.14%	4.52%
Expenses, net waiver and reimbursement (G)	1.77	% (I)	1.79%	1.77%	1.36%	0.35%	0.46%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (G,H)	(2.02	)% (I)	(1.22)%	(1.29)%	(2.17)%	(1.66)%	(4.50)%
Net investment income, net waiver and reimbursement (G,H)	1.66	% (I)	1.99%	1.79%	0.29%	1.13%	1.12%
Portfolio turnover rate	68	% (E)	75%	120%	116%	17%	137%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the years ended June 30, 2019, June 30, 2017 and June 30, 2016, primarily due to timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Not annualized.

(F)	Ratios to average net assets (excluding dividend and interest expense)
Expenses, before waiver and reimbursement (G)	5.45	% (I)	4.98%	4.85%	3.81%	3.14%	4.51%
Expenses, net waiver and reimbursement (G)	1.77	% (I)	1.77%	1.77%	1.36%	0.35%	0.45%

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(I)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Teza Algorithmic Allocation Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Period

	Class A
	For the	For the
	Six Months Ended	Period Ended
	December 31, 2020	June 30, 2020 (A)
	(Unaudited)
Net asset value, beginning of period	$9.69	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.06)	(0.07)
Net realized and unrealized gain (loss) on investments	0.19	(0.24)
Total from investment operations	0.13	(0.31)
LESS DISTRIBUTIONS:
From net investment income	(0.59)	—
Total distributions	(0.59)	—
Net asset value, end of period	$9.23	$9.69
Total return (C,D)	1.35%	(3.10)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$71	$140
Ratios to average net assets
Expenses, before waiver and reimbursement (E,F)	3.83%	4.35%
Expenses, net waiver and reimbursement (E,F)	2.24%	2.24%
Ratios of net Investment loss
Net investment loss, before waiver and reimbursement (E,F,G)	(2.59)%	(3.51)%
Net investment loss, net waiver and reimbursement (E,F,G)	(1.10)%	(1.40)%
Portfolio turnover rate	0%	0%

	Class C
	For the	For the
	Six Months Ended	Period Ended
	December 31, 2020	June 30, 2020 (A)
	(Unaudited)
Net asset value, beginning of period	$9.65	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.08)	(0.11)
Net realized and unrealized gain (loss) on investments	0.17	(0.24)
Total from investment operations	0.09	(0.35)
LESS DISTRIBUTIONS:
From net investment income	(0.55)	—
Total distributions	(0.55)	—
Net asset value, end of period	$9.19	$9.65
Total return (C,D)	0.98%	(3.50)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1	$1
Ratios to average net assets
Expenses, before waiver and reimbursement (E,F)	4.58%	5.10%
Expenses, net waiver and reimbursement (E,F)	2.99%	2.99%
Ratios of net Investment loss
Net investment loss, before waiver and reimbursement (E,F,G)	(3.17)%	(4.26)%
Net investment loss, net waiver and reimbursement (E,F,G)	(1.58)%	(2.15)%
Portfolio turnover rate	0%	0%

(A)	The Catalyst/Teza Algorithmic Allocation Fund Class A and Class C shares commenced operations on December 31, 2019.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Teza Algorithmic Allocation Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Period

	Class I
	For the	For the
	Six Months Ended	Period Ended
	December 31, 2020	June 30, 2020 (A)
	(Unaudited)
Net asset value, beginning of period	$9.70	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.04)	(0.06)
Net realized and unrealized gain (loss) on investments	0.18	(0.24)
Total from investment operations	0.14	(0.30)
LESS DISTRIBUTIONS:
From net investment income	(0.61)	—
Total distributions	(0.61)	—
Net asset value, end of period	$9.23	$9.70
Total return (C,D)	1.49%	(3.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$7,132	$6,920
Ratios to average net assets
Expenses, before waiver and reimbursement (E,F)	3.58%	4.10%
Expenses, net waiver and reimbursement (E,F)	1.99%	1.99%
Ratios of net Investment loss
Net investment loss before waiver and reimbursement (E,F,G)	(2.28)%	(3.26)%
Net investment loss, net waiver and reimbursement (E,F,G)	(0.69)%	(1.15)%
Portfolio turnover rate	0%	0%

(A)	The Catalyst/Teza Algorithmic Allocation Fund Class I shares commenced operations on December 31, 2019.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Multi-Strategy Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017	June 30, 2016 (A)
	(Unaudited)
Net asset value, beginning of year/period	$13.64		$14.85	$14.62	$14.79		$15.51	$15.55
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.02		0.04	(0.04)	(0.17)		(0.27)	(0.27)
Net realized and unrealized gain (loss) on investments	1.31		(0.73)	0.27	0.00	(F,I)	(0.43)	0.23	(F)
Total from investment operations	1.33		(0.69)	0.23	(0.17)		(0.70)	(0.04)
LESS DISTRIBUTIONS:
From net investment income	(0.24)		(0.43)	—	—		(0.02)	—
From return of capital	—		(0.09)	—	—		—	—
Total distributions	(0.24)		(0.52)	—	—		(0.02)	—
Net asset value, end of year/period	$14.73		$13.64	$14.85	$14.62		$14.79	$15.51
Total return (C)	9.75	% (D)	(4.76)%	1.57%	(1.15)%		(4.51)%	(0.26	)% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$64		$54	$148	$253		$653	$1,856
Ratios to average net assets (including interest expense) (G)
Expenses, before waiver and reimbursement (J)	5.93	% (E)	5.10%	4.32%	3.22%		2.82%	3.15	% (E)
Expenses, net waiver and reimbursement (J)	2.28	% (E)	2.29%	2.26%	2.24%		2.26%	2.24	% (E)
Ratios of net Investment income (loss) (including interest expense)
Net investment loss, before waiver and reimbursement (J,K)	(3.42	)% (E)	(2.50)%	(2.27)%	(2.13)%		(2.34)%	(2.52	)% (E)
Net investment income (loss) net waiver and reimbursement (J,K)	0.24	% (E)	0.26%	(0.22)%	(1.15)%		(1.78)%	(1.94	)% (E)
Portfolio turnover rate	48	% (D)	157%	0%	0%		0%	0	% (D)

	Class C
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017	June 30, 2016 (A)
	(Unaudited)
Net asset value, beginning of year/period	$13.26		$14.44	$14.33	$14.61		$15.40	$15.55
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.04)		(0.06)	(0.14)	(0.27)		(0.37)	(0.36)
Net realized and unrealized gain (loss) on investments	1.27		(0.70)	0.25	(0.01	) (F)	(0.42)	0.21	(F)
Total from investment operations	1.23		(0.76)	0.11	(0.28)		(0.79)	(0.15)
LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.33)	—	—		—	—
From return of capital	—		(0.09)	—	—		—	—
Total distributions	(0.13)		(0.42)	—	—		—	—
Net asset value, end of year/period	$14.36		$13.26	$14.44	$14.33		$14.61	$15.40
Total return (C)	9.27	% (D)	(5.41)%	0.77%	(1.92)%		(5.13)%	(0.96	)% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$110		$104	$166	$308		$421	$577
Ratios to average net assets (including interest expense) (H)
Expenses, before waiver and reimbursement (J)	6.69	% (E)	5.85%	5.07%	4.06%		3.59%	3.90	% (E)
Expenses, net waiver and reimbursement (J)	3.03	% (E)	3.04%	3.01%	2.99%		3.01%	2.99	% (E)
Ratios of net Investment loss (including interest expense)
Net investment loss, before waiver and reimbursement (J,K)	(4.21	)% (E)	(3.31)%	(3.00)%	(2.94)%		(3.10)%	(3.68	)% (E)
Net investment loss net waiver and reimbursement (J,K)	(0.55	)% (E)	(0.46)%	(0.97)%	(1.86)%		(2.52)%	(2.70	)% (E)
Portfolio turnover rate	48	% (D)	157%	0%	0%		0%	0	% (D)

(A)	The Catalyst Multi-Strategy Fund Class A and Class C shares commenced operations on August 13, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized (loss) in the Statement of Operations for the year ended June 30, 2018 and period ended June 30, 2016, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement (J)	5.92	% (E)	5.08%	4.32%	3.22%	2.80%	3.15	% (E)
Expenses, net waiver and reimbursement (J)	2.27	% (E)	2.27%	2.26%	2.24%	2.24%	2.24	% (E)

(H)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement (J)	6.68	% (E)	5.83%	5.07%	4.06%	3.57%	3.90	% (E)
Expenses, net waiver and reimbursement (J)	3.02	% (E)	3.02%	3.01%	2.99%	2.99%	2.99	% (E)

(I)	Amount is less than $0.005.

(J)	Does not include expenses of the underlying investment companies in which the Fund invests.

(K)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Multi-Strategy Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017	June 30, 2016 (A)
	(Unaudited)
Net asset value, beginning of year/period	$13.68		$14.91	$14.64	$14.79		$15.55	$15.55
INCOME FROM INVESTMENT OPERATIONS:
Net investment Income (loss) (B)	0.04		0.09	0.01	(0.13)		(0.23)	(0.23)
Net realized and unrealized gain (loss) on investments	1.30		(0.73)	0.26	(0.02	) (F)	(0.43)	0.23	(F)
Total from investment operations	1.34		(0.64)	0.27	(0.15)		(0.66)	0.00
LESS DISTRIBUTIONS:
From net investment income	(0.27)		(0.50)	—	—		(0.10)	—
From return of capital	—		(0.09)	—	—		—	—
Total distributions	(0.27)		(0.59)	—	—		(0.10)	—
Net asset value, end of year/period	$14.75		$13.68	$14.91	$14.64		$14.79	$15.55
Total return (C)	9.83	% (D)	(4.41)%	1.84%	(1.01)%		(4.21)%	0	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$3,436		$2,930	$4,098	$5,335		$9,159	$11,905
Ratios to average net assets (including interest expense) (G)
Expenses, before waiver and reimbursement (H)	5.68	% (E)	4.85%	4.07%	2.99%		2.58%	2.90	% (E)
Expenses, net waiver and reimbursement (H)	2.03	% (E)	2.04%	2.01%	1.99%		2.01%	1.99	% (E)
Ratios of net Investment income (loss) (including interest expense)
Net investment loss, before waiver and reimbursement (H,I)	(3.15	)% (E)	(2.19)%	(2.01)%	(1.89)%		(2.09)%	(2.78	)% (E)
Net investment income (loss) net waiver and reimbursement (H,I)	0.50	% (E)	0.62%	0.05%	(0.89)%		(1.52)%	(1.72	)% (E)
Portfolio turnover rate	48	% (D)	157%	0%	0%		0%	0	% (D)

(A)	The Catalyst Multi-Strategy Fund Class I shares commenced operations on August 13, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized (loss) in the Statement of Operations for the year ended June 30, 2018 and period ended June 30, 2016, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement (H)	5.67	% (E)	4.83%	4.07%	2.99%	2.56%	2.90	% (E)
Expenses, net waiver and reimbursement (H)	2.02	% (E)	2.02%	2.01%	1.99%	1.99%	1.99	% (E)

(H)	Does not include expenses of the underlying investment companies in which the Fund invests.

(I)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
EAVOL Nasdaq-100 Volatility Overlay Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2020	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
(Unaudited)
Net asset value, beginning of year/period	$10.12	$10.74	$10.11	$9.55	$8.40	$11.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.03)	0.07	0.08	0.04	0.17	(0.04)
Net realized and unrealized gain (loss) on investments	1.27	(0.10)	0.58	0.52	0.98	(1.90)
Total from investment operations	1.24	(0.03)	0.66	0.56	1.15	(1.94)
LESS DISTRIBUTIONS:
From net investment income	—	(0.12)	(0.03)	(0.00	) (B)	—	—
From net realized gains on investments	(0.05)	(0.47)	—	—	—	(1.60)
Total distributions	(0.05)	(0.59)	(0.03)	(0.00)	—	(1.60)
Net asset value, end of year/period	$11.31	$10.12	$10.74	$10.11	$9.55	$8.40
Total return (C)	12.21	% (D)	(0.63)%	6.54%	5.88%	13.69%	(17.03)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,689	$1,815	$2,417	$2,503	$599	$2,888
Ratios to average net assets (including dividend and interest expense) (F)
Expenses, before waiver and reimbursement (H)	2.72	% (E)	2.68%	2.60%	2.69%	4.87%	2.86%
Expenses, net waiver and reimbursement (H)	1.68	% (E)	1.63%	1.60%	1.51%	1.53%	1.51%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (H)(I)	(1.58	)% (E)	(0.38)%	(0.21)%	(0.80)%	(1.42)%	(1.77)%
Net investment income (loss), net waiver and reimbursement (H)(I)	(0.54	)% (E)	0.67%	0.79%	0.38%	1.92%	(0.40)%
Portfolio turnover rate	171	% (D)	145%	112%	177%	292%	153%

Class C
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2020	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
(Unaudited)
Net asset value, beginning of year/period	$9.62	$10.25	$9.71	$9.24	$8.21	$11.80
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.07)	(0.01)	0.00	(B)	(0.03)	(0.05)	(0.12)
Net realized and unrealized gain (loss) on investments	1.20	(0.10)	0.55	0.51	1.08	(1.87)
Total from investment operations	1.13	(0.11)	0.55	0.48	1.03	(1.99)
LESS DISTRIBUTIONS:
From net investment income	—	(0.05)	(0.01)	(0.01)	—	—
From net realized gains on investments	(0.05)	(0.47)	—	—	—	(1.60)
Total distributions	(0.05)	(0.52)	(0.01)	(0.01)	—	(1.60)
Net asset value, end of year/period	$10.70	$9.62	$10.25	$9.71	$9.24	$8.21
Total return (C)	11.81	% (D)	(1.36)%	5.64%	5.20%	12.55%	(17.70)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,151	$1,321	$1,179	$1,138	$179	$57
Ratios to average net assets(including dividend and interest expense) (G)
Expenses, before waiver and reimbursement (H)	3.47	% (E)	3.43%	3.35%	3.47%	8.94%	3.61%
Expenses, net waiver and reimbursement (H)	2.43	% (E)	2.38%	2.35%	2.26%	2.31%	2.24%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (H)(I)	(2.36	)% (E)	(1.17)%	(0.97)%	(1.56)%	(7.23)%	(2.53)%
Net investment income (loss), net waiver and reimbursement (H)(I)	(1.32	)% (E)	(0.12)%	0.03%	(0.35)%	(0.60)%	(1.21)%
Portfolio turnover rate	171	% (D)	145%	112%	177%	292%	153%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Represents an amount less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Ratios to average net assets (excluding dividend and interest expense)
Expenses, before waiver and reimbursement	2.69	% (E)	2.58%	2.52%	2.68%	4.84%	2.85%
Expenses, net waiver and reimbursement	1.65	% (E)	1.53%	1.52%	1.50%	1.50%	1.50%

(G)	Ratios to average net assets (excluding dividend and interest expense)
Expenses, before waiver and reimbursement	3.44	% (E)	3.33%	3.27%	3.46%	8.88%	3.60%
Expenses, net waiver and reimbursement	2.40	% (E)	2.28%	2.27%	2.25%	2.25%	2.25%

(H)	Does not include expenses of the underlying investment companies in which the Fund invests.

(I)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
EAVOL Nasdaq-100 Volatility Overlay Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
	(Unaudited)
Net asset value, beginning of year/period	$10.20		$10.81	$10.18	$9.61	$8.44	$11.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.03)		0.09	0.11	0.06	—	(0.05)
Net realized and unrealized gain (loss) on investments	1.28		(0.09)	0.57	0.53	1.17	(1.88)
Total from investment operations	1.25		0.00	0.68	0.59	1.17	(1.93)
LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.14)	(0.05)	(0.02)	—	—
From net realized gains on investments	(0.05)		(0.47)	—	—	—	(1.60)
Total distributions	(0.07)		(0.61)	(0.05)	(0.02)	—	(1.60)
Net asset value, end of year/period	$11.38		$10.20	$10.81	$10.18	$9.61	$8.44
Total return (B)	12.36	% (C)	(0.29)%	6.73%	6.12%	13.86%	(16.90)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$10,676		$7,043	$8,613	$9,829	$2,935	$74
Ratios to average net assets(including dividend and interest expense) (E)
Expenses, before waiver and reimbursement (F)	2.47	% (D)	2.43%	2.35%	2.43%	9.23%	2.61%
Expenses, net waiver and reimbursement (F)	1.43	% (D)	1.38%	1.35%	1.26%	1.32%	1.26%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement (F)(G)	(1.35	)% (D)	(0.15)%	0.04%	(0.55)%	(7.93)%	(1.54)%
Net investment Income (loss), net waiver and reimbursement (F)(G)	(0.31	)% (D)	0.90%	1.04%	0.62%	(0.02)%	(0.43)%
Portfolio turnover rate	171	% (C)	145%	112%	177%	292%	153%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Not annualized.

(D)	Annualized.

(E)	Ratios to average net assets (excluding dividend and interest expense)
Expenses, before waiver and reimbursement	2.44	% (D)	2.33%	2.27%	2.42%	9.16%	2.60%
Expenses, net waiver and reimbursement	1.40	% (D)	1.28%	1.27%	1.25%	1.25%	1.25%

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Millburn Hedge Strategy Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Period Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017		June 30, 2016 (A)
	(Unaudited)
Net asset value, beginning of year/period	$27.63		$32.07	$31.14	$29.82		$28.51		$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	(0.19)		(0.14)	(0.04)	(0.29)		(0.25)		(0.05)
Net realized and unrealized gain (loss) on investments	4.63		(2.70)	1.89	2.67		2.08		3.56
Total from investment operations	4.44		(2.84)	1.85	2.38		1.83		3.51
LESS DISTRIBUTIONS:
From net investment income	(1.21)		(1.60)	(0.45)	—		(0.35)		—
From net realized gains on investments	—		—	(0.47)	(1.06)		(0.17)		—
Total distributions	(1.21)		(1.60)	(0.92)	(1.06)		(0.52)		—
Net asset value, end of year/period	$30.86		$27.63	$32.07	$31.14		$29.82		$28.51
Total return (C)	16.16	% (E)	(9.48)%	6.13%	7.88	% (D)	6.49	% (D)	14.04	% (D, E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$280,245		$316,112	$424,968	$388,806		$347,156		$36,915
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.21	% (G)	2.19%	2.19%	2.15%		2.14%		2.25	% (G)
Expenses, net waiver and reimbursement (F)	2.21	% (G)	2.19%	2.18%	2.14%		2.13%		2.24	% (G)
Net investment (loss), before waiver and reimbursement (F,H)	(1.26	)% (G)	(0.47)%	(0.15)%	(0.94)%		(0.85)%		(0.38	)% (G)
Net investment (loss), net waiver and reimbursement (F,H)	(1.26	)% (G)	(0.47)%	(0.14)%	(0.94)%		(0.85)%		(0.35	)% (G)
Portfolio turnover rate	1	% (E)	54%	19%	12%		4%		1	% (E)

	Class C
	For the		For the	For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Period Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017		June 30, 2016 (A)
	(Unaudited)
Net asset value, beginning of year/period	$27.07		$31.46	$30.61	$29.56		$28.40		$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.29)		(0.36)	(0.27)	(0.42)		(0.47)		(0.16)
Net realized and unrealized gain (loss) on investments	4.53		(2.65)	1.86	2.53		2.07		3.56
Total from investment operations	4.24		(3.01)	1.59	2.11		1.60		3.40
LESS DISTRIBUTIONS:
From net investment income	(0.93)		(1.38)	(0.27)	—		(0.27)		—
From net realized gains on investments	—		—	(0.47)	(1.06)		(0.17)		—
Total distributions	(0.93)		(1.38)	(0.74)	(1.06)		(0.44)		—
Net asset value, end of year/period	$30.38		$27.07	$31.46	$30.61		$29.56		$28.40
Total return (C)	15.72	% (E)	(10.15)%	5.33%	7.02	% (D)	5.70	% (D)	13.60% (D, E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$304,369		$326,297	$408,511	$355,968		$222,344		$27,332
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.96	% (G)	2.94%	2.94%	2.90%		2.89%		3.00	% (G)
Expenses, net waiver and reimbursement (F)	2.96	% (G)	2.94%	2.93%	2.89%		2.88%		2.99	% (G)
Net investment loss, before waiver and reimbursement (F,H)	(2.01	)% (G)	(1.22)%	(0.90)%	(1.37)%		(1.59)%		(1.24	)% (G)
Net investment loss, net waiver and reimbursement (F,H)	(2.01	)% (G)	(1.22)%	(0.89)%	(1.36)%		(1.58)%		(1.22	)% (G)
Portfolio turnover rate	1	% (E)	54%	19%	12%		4%		1	% (E)

(A)	The Catalyst/Millburn Hedge Strategy Fund Class A and Class C shares commenced operations on December 28, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Not annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Annualized.

(H)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Millburn Hedge Strategy Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class C-1 (A)
	For the
	Six Months Ended
	December 31, 2020
	(Unaudited)
Net asset value, beginning of year/period	$27.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (C)	(0.01)
Net realized and unrealized gain (loss) on investments	3.95
Total from investment operations	3.94
LESS DISTRIBUTIONS:
From net investment income	(0.93)
From net realized gains on investments	—
Total distributions	(0.93)
Net asset value, end of year/period	$30.38
Total return (D)	14.46	% (F)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	2.96	% (H)
Expenses, net waiver and reimbursement (G)	2.96	% (H)
Net investment income (loss), before waiver and reimbursement (G,I)	(0.32	)% (H)
Net investment income (loss), net waiver and reimbursement (G,I)	(0.32	)% (H)
Portfolio turnover rate	1	% (F)

	Class I
	For the		For the	For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Period Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017		June 30, 2016 (B)
	(Unaudited)
Net asset value, beginning of year/period	$27.78		$32.23	$31.29	$29.90		$28.54		$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (C)	(0.15)		(0.07)	0.04	(0.09)		(0.18)		(0.07)
Net realized and unrealized gain (loss) on investments	4.65		(2.70)	1.90	2.54		2.09		3.61
Total from investment operations	4.50		(2.77)	1.94	2.45		1.91		3.54
LESS DISTRIBUTIONS:
From net investment income	(1.32)		(1.68)	(0.53)	—		(0.38)		—
From net realized gains on investments	—		—	(0.47)	(1.06)		(0.17)		—
Total distributions	(1.32)		(1.68)	(1.00)	(1.06)		(0.55)		—
Net asset value, end of year/period	$30.96		$27.78	$32.23	$31.29		$29.90		$28.54
Total return (D)	16.31	% (F)	(9.25)%	6.42%	8.10	% (E)	6.76	% (E)	14.16	% (E,F)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,040,870		$2,476,317	$4,096,347	$3,325,775		$1,880,087		$216,921
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	1.96	% (H)	1.94%	1.94%	1.90%		1.89%		2.00	% (H)
Expenses, net waiver and reimbursement (G)	1.96	% (H)	1.94%	1.93%	1.89%		1.88%		1.99	% (H)
Net investment income (loss), before waiver and reimbursement (G,I)	(1.03	)% (H)	(0.22)%	0.11%	(0.31)%		(0.59)%		(0.52	)% (H)
Net investment income (loss), net waiver and reimbursement (G,I)	(1.03	)% (H)	(0.22)%	0.12%	(0.29)%		(0.58)%		(0.51	)% (H)
Portfolio turnover rate	1	% (F)	54%	19%	12%		4%		1	% (F)

(A)	The Catalyst/Millburn Hedge Strategy Fund Class C-1 shares commenced operations on October 30, 2020.

(B)	The Catalyst/Millburn Hedge Strategy Fund Class I shares commenced operations on December 28, 2015.

(C)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	Not annualized.

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Annualized.

(I)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Buffered Shield Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the		For the		For the		For the
	Six Months Ended		Year Ended	Year Ended		Period Ended		Year Ended		Year Ended
	December 31, 2020		June 30, 2020	June 30, 2019		June 30, 2018		November 30, 2017		November 30, 2016
	(Unaudited)
Net asset value, beginning of year/period	$9.64		$9.87	$10.30		$11.54		$10.14		$9.95
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (C)	0.02		0.08	0.09		0.04		0.03		0.01
Net realized and unrealized gain on investments	0.92		0.28	0.34		0.19		1.44		0.18
Total from investment operations	0.94		0.36	0.43		0.23		1.47		0.19
LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.09)	(0.09)		(0.02)		(0.04)		—
From net realized gains on investments	(0.15)		(0.50)	(0.77)		(1.45)		(0.03)		(0.01)
Total distributions	(0.19)		(0.59)	(0.86)		(1.47)		(0.07)		(0.01)
Paid-in-Capital From Redemption Fees (C)	—		—	—		—		—		0.01
Net asset value, end of year/period	$10.39		$9.64	$9.87		$10.30		$11.54		$10.14
Total return (F)	9.74%		3.51%	5.01	% (G)	2.15	% (I)	14.57	% (H)	2.03	% (H)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$20,541		$17,787	$16,053		$16,320		$14,746		$11,307
Ratios to average net assets (including dividend and interest expense) (J)
Expenses, before waiver and reimbursement	1.88%		2.03%	2.27%		2.14	% (K)	2.93%		3.04%
Expenses, net waiver and reimbursement	1.49%		1.54%	1.55%		1.45	% (K)	1.45%		1.45%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement	0.02%		0.28%	0.19%		(0.01	)% (K)	(1.19)%		(1.45)%
Net investment income, net waiver and reimbursement	0.41%		0.77%	0.91%		0.69	% (K)	0.29%		0.14%
Portfolio turnover rate	21%		138%	137%		163	% (I)	160%		89%

	Class C
	For the		For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended		Period Ended		Period Ended
	December 31, 2020		June 30, 2020	June 30, 2019		June 30, 2018		November 30, 2017 (B)
	(Unaudited)
Net asset value, beginning of year/period	$9.48		$9.74	$10.21		$11.50		$10.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (C)	(0.02)		—	0.01		—		(0.02)
Net realized and unrealized gain on investments	0.90		0.28	0.34		0.19		0.60
Total from investment operations	0.88		0.28	0.35		0.19		0.58
LESS DISTRIBUTIONS:
From net investment income	—		(0.04)	(0.05)		(0.03)		—
From net realized gains on investments	(0.15)		(0.50)	(0.77)		(1.45)		—
Total distributions	(0.15)		(0.54)	(0.82)		(1.48)		—
Net asset value, end of year/period	$10.21		$9.48	$9.74		$10.21		$11.50
Total return (F)	9.29	% (I)	2.67%	4.23	% (G)	1.77	% (I)	5.31	% (I)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$4,401		$3,337	$1,530		$769		$192
Ratios to average net assets (including dividend and interest expense) (J)
Expenses, before waiver and reimbursement	2.63	% (K)	2.78%	3.02%		2.97	% (K)	2.64	% (K)
Expenses, net waiver and reimbursement	2.24	% (K)	2.29%	2.30%		2.20	% (K)	2.20	% (K)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement	(0.74	)% (K)	(0.52)%	(0.61)%		(0.75	)% (K)	(1.07	)% (K)
Net investment income (loss), net waiver and reimbursement	(0.35	)% (K)	(0.03)%	0.11%		0.02	% (K)	(0.63	)% (K)
Portfolio turnover rate	21	% (I)	138%	137%		163	% (I)	160	% (I)

(A)	The Catalyst Exceed Defined Shield Fund Class A shares commenced operations on April 14, 2015; date Predecessor Fund commenced operations.

(B)	The Catalyst Exceed Defined Shield Fund Class C shares commenced operations on September 5, 2017.

(C)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(D)	Per share amount does not reflect the actual net realized and unrealized gain/(loss) for the period due to the timing of Fund share sales and the amount of per share realized and unrealized gains and losses for the period ended November 30, 2015.

(E)	Represents an amount less than $0.01 per share.

(F)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(G)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(H)	Total returns prior to Fund inception on September 5, 2017 are based on the performance of the Fund’s Predecessor Fund.

(I)	Not annualized.

(J)	Ratios to average net assets (excluding dividend and interest expense) (Class A)
Expenses, before waiver and reimbursement	1.87%	1.97%	2.19%	2.14%		2.93%		1.45%
Expenses, net waiver and reimbursement	1.48%	1.48%	1.47%	1.45%		1.45%		1.45%

Ratios to average net assets (Class C)
Expenses, before waiver and reimbursement	2.62%	2.72%	2.94%	2.97	%(K)	2.64	% (K)
Expenses, net waiver and reimbursement	2.23%	2.23%	2.22%	2.20	%(K)	2.20	% (K)

(K)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Buffered Shield Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the		For the		For the		For the
	Six Months Ended		Year Ended	Year Ended		Period Ended		Year Ended		Year Ended
	December 31, 2020		June 30, 2020	June 30, 2019		June 30, 2018		November 30, 2017		November 30, 2016
	(Unaudited)
Net asset value, beginning of year/period	$9.70		$9.93	$10.36		$11.61		$10.18		$9.97
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.03		0.09	0.12		0.06		0.06		0.04
Net realized and unrealized gain on investments	0.92		0.29	0.34		0.19		1.45		0.17
Total from investment operations	0.95		0.38	0.46		0.25		1.51		0.21
LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.11)	(0.12)		(0.05)		(0.05)		—
From net realized gains on investments	(0.15)		(0.50)	(0.77)		(1.45)		(0.03)		(0.01)
Total distributions	(0.21)		(0.61)	(0.89)		(1.50)		(0.08)		(0.01)
Paid-in-Capital From Redemption Fees (B)	—		—	—		—		—		0.01
Net asset value, end of year/period	$10.44		$9.70	$9.93		$10.36		$11.61		$10.18
Total return (E)	9.82	% (H)	3.74%	5.27	% (F)	2.30	% (H)	14.95	% (G)	2.23	% (G)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$44,796		$32,703	$13,629		$13,858		$14,036		$11,202
Ratios to average net assets(including dividend and interest expense) (I)
Expenses, before waiver and reimbursement	1.63	% (J)	1.78%	2.02%		1.87	% (J)	2.68%		3.01%
Expenses, net waiver and reimbursement	1.24	% (J)	1.29%	1.30%		1.20	% (J)	1.20%		1.20%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement	0.27	% (J)	0.46%	0.44%		0.25	% (J)	(0.95)%		(1.43)%
Net investment Income (loss), net waiver and reimbursement	0.66	% (J)	0.95%	1.16%		0.93	% (J)	0.53%		0.38%
Portfolio turnover rate	21	% (H)	138%	137%		163	% (H)	160%		89%

(A)	The Catalyst Exceed Defined Shield Fund Class I shares commenced operations on April 14, 2015; date Predecessor Fund commenced operations.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period/year.

(C)	Represents an amount less than $0.01 per share.

(D)	Per share amount does not reflect the actual net realized and unrealized gain/(loss) for the period due to the timing of Fund share sales and the amount of per share realized and unrealized gains and losses at such time.

(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividend. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(G)	Total returns prior to Fund inception on September 5, 2017 are based on the performance of the Fund’s Predecessor Fund.

(H)	Not annualized.

(I)	Ratios to average net assets (excluding dividend and interest expense)
Expenses, before waiver and reimbursement	1.62	%(J)	1.72%	1.94%	1.87	%(J)	2.68%	3.01%
Expenses, net waiver and reimbursement	1.23	%(J)	1.23%	1.22%	1.20	%(J)	1.20%	1.20%

(J)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2020	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-nine series. These financial statements include the following eight series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment manager is Catalyst Capital Advisors, LLC (the “Manager” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Hedged Commodity Strategy (“Hedged Commodity” )		Long term capital appreciation largely independent from global equity markets
Catalyst/Warrington Strategic Program (“Warrington” )	Warrington Asset Management, LLC	Long term capital appreciation
Catalyst Systematic Alpha (“Systematic Alpha” )		Long term capital appreciation
Catalyst/Teza Algorithmic Allocation Fund	Teza Capital	Long term capital appreciation
Formerly, Catalyst/Teza Algorithmic Allocation Income Fund (“Teza” )	Management, LLC
Catalyst Multi Strategy (“Multi Strategy” )	Caddo Capital Management, LLC	Long-term capital appreciation.
EAVOL Nasdaq-100 Volatility Overlay	Equity Armor	Long term capital appreciation
Formerly, Catalyst/Exceed Defined Risk Fund (“EAVOL” )
Catalyst/Millburn Hedge Strategy (“Millburn Hedge Strategy” )	Millburn Ridgefield Corp.	Long-term capital appreciation.
Catalyst Buffered Shield	Exceed Advisory LLC	Long-term capital appreciation
Formerly, Catalyst/Exceed Defined Shield Fund (“Buffered Shield” )

Teza is a non-diversified. Hedged Commodity, Warrington, Systematic Alpha, Multi Strategy, EAVOL, Millburn Hedge Strategy and Buffered Shield are diversified series of the Trust.

Effective October 1, 2020, the Catalyst/Exceed Defined Risk Fund changed its name to the EAVOL NASDAQ- 100 Volatility Overlay Fund and the Catalyst/Teza Algorithmic Allocation Income Fund changed its name to the Catalyst/Teza Algorithmic Allocation Fund.

Effective December 31, 2020, the Catalyst/Exceed Defined Shield Fund changed its name to the Catalyst Buffered Shield Fund.

The Catalyst/Millburn Hedge Strategy Fund Class C-1 shares commenced operations on October 30, 2020.

Currently, each Fund offers Class A, Class C and Class I shares and Millburn Hedge Strategy offers Class C- 1 shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies “and Accounting Standards Update (“ASU”) 2013-08.

a)       Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end (the “open-end funds”) or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represents fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Valuation of Prime Meridian Income QP Fund (“Prime Meridian Fund”) – Warrington invests a portion of its assets in the Prime Meridian Fund. The Prime Meridian Fund measures its investment assets at fair value, and reports a net asset value (“NAV”) or pro rata interest in the members’ capital as a practical expedient on a monthly basis. In accordance with ASC 820, Warrington has elected to apply the practical expedient to value its investment in the Prime Meridian Fund at the respective NAV each month. For non-month ends, the Valuation Committee estimates the fair value of Prime Meridian Fund based on valuation estimates provided by a third party valuation service that has transparency to all the holdings of the Prime Meridian Fund.

As a limited partner in the Prime Meridian Fund, Warrington is limited in the amounts that can be redeemed. Redemptions are monthly and instructions for redemptions must be made 30 days in advance of the month end in which Warrington would like to redeem. Warrington has elected to receive their pro rata shares of principal and interest payments that are subsequently received by the Partnership to the Notes it holds.

As of December 31, 2020, the investment of Warrington in the Prime Meridian Fund is valued at the NAV of the Prime Meridian Fund. The Prime Meridian Fund invests in loans issued by LendingClub Corporation, Prosper, Share States and SoFi, and values its underlying investments in accordance with policies established by the General Partner, which ordinarily values holdings using an income approach. The General Partner estimated fair value of the holding is determined after analysis of various inputs including quantitative information about current discount rates and expected cash flows, adjusted for anticipated credit losses and expected prepayments based on published information for similar underlying notes as published by trading platforms. These estimated fair values may differ significantly from the values that would have been used had a market for loans existed. Warrington has no unfunded commitments to purchase Prime Meridian Fund.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020, for each Fund’s assets and liabilities measured at fair value:

Hedged Commodity
Assets (a)	Level 1	Level 2	Level 3	Total
Call Options Purchased	$1,015,850	$—	$—	$1,015,850
Put Options Purchased	454,430	—	—	454,430
United States Government Securities	—	1,999,757	—	1,999,757
Short-Term Investments	26,004,706	—	—	26,004,706
Total Assets	$27,474,986	$1,999,757	$—	$29,474,743
Derivatives
Liabilities (a)
Call Options Written	$(559,400)	$—	$—	$(559,400)
Put Options Written	(196,482)	—	—	(196,482)
Total Liabilities	$(755,882)	$—	$—	$(755,882)

Warrington
Assets (a)	Level 1	Level 2	Level 3	Other	Total
Put Options Purchased	$648,000	$—	$—	$—	$648,000
Private Investment Fund (1)	—	—	—	11,841,741	11,841,741
Short-Term Investments	1,173,904	—	—	—	1,173,904
Total Assets	$1,821,904	$—	$—	$11,841,741	$13,663,645

Derivatives
Liabilities
Put Options Written (a)	$(722,000)	$—	$—	$—	$(722,000)
Total Derivatives	$(722,000)	$—	$—	$—	$(722,000)

1)	Management has adopted ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent) — a consensus of the Emerging Issues Task Force, issued on May 1, 2015. In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of assets and liabilities.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

Systematic Alpha
Assets(a)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$1,214,287	$—	$1,214,287
Corporate Bond	—	128,437	—	128,437
Open Ended Funds	735,275	—	—	735,275
Short-Term Investments	402,224	—	—	402,224
Total Assets	$1,137,499	$—	$—	$2,480,223
Derivative
Assets
Total Return Swaps (b)	$—	$141,686	$—	$141,686
Total Derivatives	$—	$141,686	$—	$141,686

Teza
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,429,747	$—	$—	$3,429,747
Money Market Fund	537,803	—	—	537,803
United States Government Securities	—	399,952	—	399,952
Total Assets	$3,967,550	$399,952	$—	$4,367,502
Derivatives
Assets
Futures Contracts (b)	$45,157	$—	$—	$45,157
Liabilities
Futures Contracts (b)	$(37,446)	$—	$—	$(37,446)
Total Derivatives	$7,711	$—	$—	$7,711

Multi Strategy
Assets(a)	Level 1	Level 2	Level 3	Total
REITs	$394,724	$—	$—	$394,724
Exchange Traded Funds	553,443	—	—	553,443
Open Ended Fund	341,236	—	—	341,236
Short-Term Investments	1,447,927	—	—	1,447,927
Total Assets	$2,737,330	$—	$—	$2,737,330
Derivatives
Assets
Futures Contracts (b)	$60,030	$—	$—	$60,030
Liabilities
Futures Contracts (b)	$(226)	$—	$—	$(226)

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

EAVOL
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$8,520,493	$—	$—	$8,520,493
Exchange Traded Funds	3,331,605	—	—	3,331,605
Collateral for Securities Loaned	210,653	—	—	210,653
Total Assets	$12,062,751	$—	$—	$12,062,751
Derivatives (a)
Assets
Futures Contracts (b)	$28,578	$—	$—	$28,578
Liabilities
Futures Contracts (b)	$(43,506)	$—	$—	$(43,506)
Total Derivatives	$(14,928)	$—	$—	$(14,928)

Millburn Hedge Strategy
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,294,112,407	$—	$—	$1,294,112,407
United States Government Securities	—	774,041,973	—	774,041,973
Total Assets	$1,294,112,407	$774,041,973	$—	$2,068,154,380
Derivatives
Assets
Futures Contracts (b)	$57,375,676	$—	$—	$57,375,676
Forward Contracts (b)	—	56,605,958	—	56,605,958
Liabilities
Futures Contracts (b)	$(3,282,467)	$—	$—	$(3,282,467)
Forward Contracts (b)	—	56,117,416	—	56,117,416
Total Derivatives	$54,093,209	$112,723,374	$—	$166,816,583

Buffered Shield
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$42,889,927	$—	$—	$42,889,927
Corporate Bonds	—	18,916,410	—	18,916,410
Call Options Purchased	4,011,437	3,761,084	—	7,772,521
Put Options Purchased	1,258,244	317,149	—	1,575,393
Total Assets	$48,159,608	$22,994,643	$—	$71,154,251
Derivatives
Liabilities (a)
Call Options Written	$(893,144)	$(585,971)	$—	$(1,479,115)
Put Options Written	(1,128,662)	(982,857)	—	(2,111,519)
Total Liabilities	$(2,021,806)	$(1,568,828)	$—	$(3,590,634)

The Funds did not hold any Level 3 securities during the period.

(a)	Refer to the Portfolio of Investments for security details.

(b)	Amounts shown for swaps, futures and forwards are unrealized appreciation/depreciation.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds’ agent in acquiring the options). For the year ended June 30, 2020, Hedged Commodity, Warrington, EAVOL and Buffered Shield invested in options.

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized gains and losses. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Swap Agreements – Systematic Alpha has entered into various swap transactions for investment purposes. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Consolidation of Subsidiaries – CHCSF Fund Limited (Hedged Commodity-CFC), CSACS Fund Limited (Systematic – CFC), CAMFMSF Fund Limited (Multi Strategy-CFC), CMHSF Fund Limited (Millburn-CFC) and CTAAIF Fund Limited (Teza – CFC) the (“CFCs”) The Consolidated Portfolios of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of the Funds include the accounts of Hedged Commodity, Systematic Alpha, Multi Strategy, Millburn Hedge Strategy and Teza, which include the accounts of Hedged Commodity-CFC, Systematic-CFC, Multi Strategy-CFC, Millburn-CFC respectively and Teza CFC, which all are wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of their total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to affect certain investments consistent with the Funds’ investment objectives and policies.

A summary of each Fund’s investment in its respective CFC is as follows:

	Inception Date of	CFC Net Assets as of	% of Net Assets as of
	CFC	December 31, 2020	December 31, 2020
Hedged Commodity – CFC	6/25/2015	$ 3,400,143	11.66%
Systematic – CFC	12/19/2017	713,174	25.17%
Teza – CFC	1/2/2020	333,008	4.62%
Multi Strategy – CFC	6/25/2015	764,470	21.17%
Millburn – CFC	11/2/2015	139,534,615	5.31%

For tax purposes, the CFCs are exempted Cayman investment companies. The CFCs have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are a controlled foreign corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures programs, the Funds may have increased or decreased exposure to one or more of the following risk factors defined below:

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Derivatives Risk – The use of derivative instruments, such as forwards, futures and options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed- income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

The following derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at December 31, 2020, were as follows:

			Location of derivatives on Statements	Fair value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Hedged Commodity
	Call options purchased	Commodity	Investments in securities, at value	$1,015,850
	Put options purchased	Commodity	Investments in securities, at value	454,430
	Call options written	Commodity	Options written, at value	(559,400)
	Put options written	Commodity	Options written, at value	(196,482)
			Totals	$714,398

Warrington
	Put options purchased	Equity	Investments in securities, at value	$648,000
	Put options written	Equity	Options written, at value	(722,000)
			Totals	$(74,000)

Systematic Alpha
	Swap Contracts	Commodity	Unrealized appreciation on swaps	$141,686
			Totals	$141,686

Teza
	Futures	Commodity	Futures unrealized appreciation	43,778
		Interest	Futures unrealized appreciation	1,379
			Totals	$45,157

	Futures	Equity	Futures unrealized depreciation	$(1,890)
		Commodity	Futures unrealized depreciation	(33,107)
		Interest	Futures unrealized depreciation	(2,449)
			Totals	$(37,446)

Multi Strategy
	Futures	Commodity	Futures unrealized appreciation	$60,030
			Total	$60,030

	Futures	Commodity	Futures unrealized depreciation	$(226)
			Total	$(226)

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

			Location of derivatives on Statements	Fair value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
EAVOL
	Futures Contracts	Equity	Futures unrealized appreciation	$28,578

	Futures Contracts	Equity	Futures unrealized depreciation	(43,506)
			Totals	$(14,928)

Millburn Hedge Strategy
	Futures Contracts	Commodity	Futures unrealized appreciation	$18,430,386
	Futures Contracts	Equity	Futures unrealized appreciation	27,457,285
	Futures Contracts	Interest Rate	Futures unrealized appreciation	11,488,005
			Totals	$57,375,676

	Futures Contracts	Commodity	Futures unrealized depreciation	$(1,496,269)
	Futures Contracts	Equity	Futures unrealized depreciation	(991,072)
	Futures Contracts	Interest Rate	Futures unrealized depreciation	(795,126)
			Totals	$(3,282,467)

	Forward Currency Contract	Currency	Unrealized appreciation on forward currency exchange contracts
				$56,605,958

	Forward Currency Contract	Currency	Unrealized depreciation on forward currency exchange contracts	(56,117,416)
			Totals	$488,542

Buffered Shield
	Call options purchased	Equity	Investments in securities, at value	$7,772,521
	Put options purchased	Equity	Investments in securities, at value	1,575,393
	Call options written	Equity	Options written, at value	(1,479,115)
	Put options written	Equity	Options written, at value	(2,111,519)
			Totals	$5,757,280

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

The effect of derivative instruments on the Statements of Operations for the period ended December 31, 2020, were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
	Hedged Commodity
	Options purchased	Commodity	Net realized loss from options purchased	$(22,623,449)
	Options written	Commodity	Net realized gain from options written	21,759,942
	Futures	Commodity	Net realized loss on futures	(1,298,570)
	Options purchased	Commodity	Net change in unrealized appreciation on options purchased	5,860,908
	Options written	Commodity	Net change in unrealized depreciation on options written	(5,645,863)
			Totals	$(1,947,032)

	Warrington
	Options purchased	Equity	Net realized loss from options purchased	$(23,923,745)
	Options written	Equity	Net realized gain from options written	24,773,600
	Futures	Equity	Net realized gain from futures	1,120,555
	Options purchased	Equity	Net change in unrealized depreciation on options purchased	(204,975)
	Options written	Equity	Net change in unrealized appreciation on options written	209,050
	Futures	Equity	Net change in unrealized appreciation on futures	70,082
			Totals	$2,044,567

	Systematic Alpha
	Swap Contracts	Commodity	Net change in unrealized appreciation on swaps	345,649
			Totals	$345,649
	Teza
	Futures	Equity	Net realized gain from futures	$174,347
		Commodity	Net realized gain from futures	74,313
		Interest	Net realized loss from futures	(138,407)
		Equity	Net change in unrealized depreciation on futures	(36,753)
		Commodity	Net change in unrealized appreciation on futures	31,475
		Interest	Net change in unrealized depreciation on futures	(76,345)
			Totals	$28,630
	Multi Strategy
	Futures	Equity	Net realized loss from futures	$(6,791)
		Commodity	Net realized gain from futures	75,341
		Currency	Net realized gain from futures	26,325
		Interest Rate	Net realized gain from futures	(6,970)
	Futures	Equity	Net change in unrealized appreciation on futures	7,875
		Commodity	Net change in unrealized appreciation on futures	52,643
		Interest Rate	Net change in unrealized depreciation on futures	(7,122)
			Totals	$141,301

	EAVOL
	Options purchased	Equity	Net realized gain from options purchased	$142,363
	Options written	Equity	Net realized gain from options written	52,502
	Futures	Equity	Net realized loss from futures	(92,032)
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	201,647
	Options written	Equity	Net change in unrealized depreciation on options written	(98,404)
	Futures	Equity	Net change in unrealized depreciation on futures	(14,928)
			Totals	$191,148
	Millburn Hedge Strategy
	Futures	Commodity	Net realized loss from futures	$(37,216,298)
		Equity	Net realized gain from futures	190,223,158
		Interest Rate	Net realized loss from futures	(106,649,416)
	Forward Contracts	Currency	Net realized gain on forward contracts	39,354,996
	Futures	Commodity	Net change in unrealized appreciation on futures	17,486,713
		Equity	Net change in unrealized appreciation on futures	14,620,398
		Interest Rate	Net change in unrealized depreciation on futures	(11,660,218)
	Forward Contracts	Currency	Net change in unrealized appreciation on forward contracts	9,092,719
			Totals	$115,252,052

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Buffered Shield
	Options purchased	Equity	Net realized loss from options purchased	$(663,434)
	Options written	Equity	Net realized gain from options written	802,397
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	2,570,418
	Options written	Equity	Net change in unrealized appreciation on options written	2,724,568
			Totals	$5,433,949

The notional value of derivative instruments outstanding as of December 31, 2020, as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The following table presents the Funds’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of December 31, 2020:

						Gross Amounts Not Offset in the
						Statement of Assets & Liabilities
						Financial	Cash
		Gross Amounts of	Derivatives available for			Instruments	Collateral
Hedged Commodity	Counterparty	Recognized Liabilities	Offset	Net Amounts of Liabilities		Pledged	Pledged	Net Amount
Description of Liability:
Options Written Contracts	Wedbush	$(755,882)	$—	$(755,882	) (1)	—	$—	$(755,882)
Total		$(755,882)	$—	$(755,882)		—	$—	$(755,882)

						Financial	Cash
		Gross Amounts of	Derivatives available for			Instruments	Collateral
Warrington	Counterparty	Recognized Assets	Offset	Net Amounts of Assets		Pledged	Received	Net Amount
Description of Asset:
Options Purchased Contracts	ADM	$202,500	$(202,500)	$—		$—	$—	$—
Options Purchased Contracts	ED&F Man	243,000	(243,000)	—		—	—	—
Options Purchased Contracts	RCG	202,500	(202,500)	—		—	—	—
Total		$648,000	$(648,000)	$—		$—	$—	$—

						Financial	Cash
		Gross Amounts of	Derivatives available for			Instruments	Collateral
Description of Liability:	Counterparty	Recognized Liabilities	Offset	Net Amounts of Liabilities		Pledged	Received	Net Amount
Options Written Contracts	ADM	$(225,625)	$—	$(225,625	) (1)	$—	$—	$—
Options Written Contracts	ED&F Man	(270,750)	—	(270,750	) (1)	—	—	—
Options Written Contracts	RCG	(225,625)	—	(225,625	) (1)	—	—	—
Total		$(722,000)	$—	$(722,000)		$—	$—	$—

Systematic Alpha
						Financial	Cash
		Gross Amounts of	Derivatives available for			Instruments	Collateral
Description of Asset:	Counterparty	Recognized Liabilities	Offset	Net Amounts of Liabilities		Pledged	Pledged	Net Amount
Total Return Swaps	BNP Paribas	$141,686 (1)	$—	$—		$—	$141,686	$—

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

						Gross Amounts Not Offset in the Statement
						of Assets & Liabilities
		Gross Amounts of	Derivatives available for			Financial Instruments		Cash Collateral
Teza	Counterparty	Recognized Assets	Offset	Net Amounts of Assets		Pledged		Received		Net Amount
Description of Asset:
Futures Contracts	INTL FCStone	$45,157	$(37,446)	$7,711	(1)	$—		$—		$7,711
Total		$45,157	$(37,446)	$7,711		$—		$—		$7,711

		Gross Amounts of	Derivatives available for			Financial Instruments		Cash Collateral
Description of Liability:	Counterparty	Recognized Liabilities	Offset	Net Amounts of Liabilities		Pledged		Pledged		Net Amount
Futures Contracts	INTL FCStone	$(37,446)	$(37,446)	$—		$—		$—		$—
Total		$(37,446)	$(37,446)	$—		$—		$—		$—

Multi Strategy
		Gross Amounts of	Derivatives available for			Financial Instruments		Cash Collateral
Description of Asset:	Counterparty	Recognized Assets	Offset	Net Amounts of Assets		Pledged		Received		Net Amount
Futures Contracts	RJ O’Brien	$60,030	$(226)	$59,804	(1)	$—		$—		$59,804
Total		$60,030	$(226)	$59,804		$—		$—		$59,804

		Gross Amounts of	Derivatives available for			Financial Instruments		Cash Collateral
Description of Liability:	Counterparty	Recognized Liabilities	Offset	Net Amounts of Liabilities		Pledged		Pledged		Net Amount
Futures Contracts	RJ O’Brien	$(226)	$226	$—		$—		$—		$—
Total		$(226)	$226	$—		$—		$—		$—

EAVOL		Gross Amounts of	Derivatives available for					Cash Collateral
Description of Asset:	Counterparty	Recognized Assets	Offset	Net Amounts of Assets		Financial Instruments		Received		Net Amount
Futures Contracts	Wedbush	$28,578	$—	$28,578	(1)	$—		$—		$28,578
Total		$28,578	$—	$28,578		$—		$—		$28,578

		Gross Amounts of	Derivatives available for			Financial Instruments		Cash Collateral
Description of Liability:	Counterparty	Recognized Liabilities	Offset	Net Amounts of Liabilities		Pledged		Pledged		Net Amount
Futures Contracts	Wedbush	$(43,506)	$28,578	$(14,928	) (1)	$—		$14,928	(2)	$—
Total		$(43,506)	$28,578	$(14,928)		$—		$14,928		$—

Millburn Hedge Strategy
		Gross Amounts of	Derivatives available for			Financial Instruments		Cash Collateral
Description of Asset:	Counterparty	Recognized Assets	Offset	Net Amounts of Assets		Pledged		Received		Net Amount
Futures Contracts	Bank of America Merill Lynch	$21,549,371	$(513,518)	$21,035,853		$—		$—		$21,035,853
Futures Contracts	Deutsche Bank	19,852,366	(1,470,094)	18,382,272		—		—		18,382,272
Futures Contracts	Goldman Sachs	15,973,939	(1,298,855)	14,675,084		—		—		14,675,084
Forward Contracts	Bank of America Merill Lynch	46,475,152	(34,235,411)	12,239,741		—		—		12,239,741
Forward Contracts	Deutsche Bank	10,130,806	(10,130,806)	—		—		—		—
Total		$113,981,634	$(47,648,684)	$66,332,950		$—		$—		$66,332,950

		Gross Amounts of	Derivatives available for			Financial Instruments		Cash Collateral
Description of Liability:	Counterparty	Recognized Liabilities	Offset	Net Amounts of Liabilities		Pledged		Pledged		Net Amount
Futures Contracts	Bank of America Merill Lynch	$(513,518)	$513,518	$—		$—		$—		$—
Futures Contracts	Deutsche Bank	(1,470,094)	1,470,094	—		—		—		—
Futures Contracts	Goldman Sachs	(1,298,855)	1,298,855	—		—		—		—
Forward Contracts	Bank of America Merill Lynch	(34,235,411)	46,475,152	—		—		—		—
Forward Contracts	Deutsche Bank	(21,882,005)	10,130,806	(11,751,199)		—		—		(11,751,199)
Total		$(59,399,883)	$59,888,425	$(11,751,199)		$—		$—		$(11,751,199)

Buffered Shield
		Gross Amounts of	Derivatives available for			Financial Instruments		Cash Collateral
Description of Liability:	Counterparty	Recognized Liabilities	Offset	Net Amounts of Liabilities		Pledged		Pledged		Net Amount
Options Written	Interactive Brokers	$(3,590,634)	$—	$(3,590,634	) (1)	$3,590,634	(2)	$—		$—
Total		$(3,590,634)	$—	$(3,590,634)		$3,590,634		$—		$—

(1)	Value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

b)       Deposits with Broker for futures and options

Fund	Broker	Deposit with Broker
Warrington	ADM	$32,270,140
	ED&F Man	29,941,690
	Gain Capital	13,697
	Rosenthal Collins Group	32,016,452
	Wedbush	413
Teza	INTL FCStone	1,434,519
Multi Strategy	RJ O’Brien	135,733
EAVOL	Wedbush	1,126,235
Millburn	Bank of America Merill Lynch	97,812,227
	Deutsche Bank	73,384,759
	Goldman Sachs	93,695,824
Buffered Shield	Interactive Brokers	81,758

c)       Investment Companies – EAVOL, Millburn Hedge Strategy and Buffered Shield concentrate their investments in exchange traded funds (“ETFs”) and, therefore, are more susceptible to ETF risk. Some Funds may invest in other investment companies, including closed-end funds and ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the manager and/or sub-adviser expect the principal investments risks of such underlying funds will be similar to the risks of investing in the Funds.

d)       Federal Income Tax – The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the period ended December 31, 2020, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2020, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on or to be taken on federal income tax returns for all open tax years (tax years or periods ended 2018-2020 for the Funds) or expected to be taken in 2021 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

e)       Security Transactions and Investment Income – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

f)       Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

g)       Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Hedged Commodity	Annually	Annually
Warrington	Annually	Annually
Systematic Alpha	Annually	Annually
Teza	Monthly	Annually
Multi Strategy	Annually	Annually
EAVOL	Annually	Annually
Millburn Hedge Strategy	Annually	Annually
Buffered Shield	Annually	Annually

h)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

i)       Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

j)       Redemption Fees and Sales Charges (loads) – A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class A shares for certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the year ended June 30, 2020, there were CDSC fees of $9,419 paid by shareholders of Warrington, to the Manager. There were no CDSC fees paid by the shareholders of Hedged Commodity, Systematic Alpha, Teza, Multi Strategy, EAVOL, Millburn Hedge Strategy and Exceed Buffered Shield.

k)       Forward Exchange Contracts – Millburn Hedge Strategy has entered into a foreign exchange contract agreement with Bank of America Merrill Lynch and Deutsche Bank as a part of its investment strategy. When executing forward contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards contracts, the Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of the underlying financial instruments. The Fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in exchange rates.

l)       Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

m)     Distributions from REITS — Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

(2)	INVESTMENT TRANSACTIONS

For the year/period ended December 31, 2020, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales Proceeds
	(excluding U.S.	(excluding U.S.	Purchases of	Proceeds of
	Government	Government	U.S. Government	Government
Fund	Securities)	Securities)	Securities	Securities
Hedged Commodity	$—	$—	$—	$—
Warrington	—	4,889,800	—	—
Systematic Alpha	1,492,868	1,919,237	—	—
Teza (a)	—	—	—	—
Multi Strategy	857,672	688,349	—	—
EAVOL	17,902,509	15,622,681	—	—
Millburn Hedge Strategy	16,140,080	543,885,165	159,869,581	30,467,578
Buffered Shield	26,144,981	10,978,545	—	—

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of its Fund’s portfolios. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Manager, not the Funds.

The Manager and the Trust, with respect to the Funds have entered into Expense Limitation Agreements (the “limitation”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) do not exceed the limitation shown in the table below, and is based on the Funds’ average daily net assets. The Manager shall be entitled to reimbursement by a Fund for such waived fess or reimbursed expenses provided that said reimbursement does not cause the Fund’s expenses to exceed the limitation. The Manager may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date of the waiver and/or reimbursement of the particular expense was incurred, if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

For the period ended December 31, 2020, the Manager waived management fees and reimbursed expenses. The Manager may recapture a portion of the waived and/or reimbursed amounts. The Manager may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred, no later than the dates as stated below:

						Management
						Fees Waived/
	Management	Expense Limitation				Expenses
Fund	Agreement	Cl A	Cl C	CL I	Expires	Reimbursed
Hedged Commodity	1.75%	2.27%	3.02%	2.02%	10/31/2021	$60,390
Warrington	1.75%	N/A	N/A	N/A	N/A	—
Systematic Alpha	1.50%	2.02%	2.77%	1.77%	10/31/2021	54,459
Teza	1.90%	2.24%	2.99%	1.99%	10/31/2021	60,911
Multi Strategy	1.75%	2.27%	3.02%	2.02%	10/31/2021	60,138
EAVOL	1.25%	1.53%	2.28%	1.28%	10/31/2021	63,940
Millburn Hedge Strategy	1.75%	N/A	N/A	N/A	N/A	—
Buffered Shield	1.25%	1.48%	2.23%	1.23%	10/31/2021	120,363

	Recapture Expires
	June 30,
Fund	2021	2022	2023
Hedged Commodity	$86,783	$79,789	$92,999
Warrington	—	—	—
Systematic Alpha	86,819	90,670	95,528
Teza	—	—	68,243
Multi Strategy	79,234	105,770	112,040
EAVOL (a)	123,935	139,626	137,883
Millburn Hedge Strategy	393,457	500,984	—
Buffered Shield	120,111	220,559	209,222

(a)	Prior to October 1, 2020 the expense limitations were 1.53%, 2.28%, and 1.28% for Cl A, Cl C and CL I shares, respectively.

A Trustee and Officer of the Trust is also the controlling member of MFund Services LLC and the Manager, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairman of the Trust’s Audit Committee receives an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C and C-1 shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C and C-1 shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C and C-1 shares. Catalyst Mutual Funds Distributors, LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Catalyst Mutual Funds Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), MFund provides the Funds with various management and administrative services (“Management Services Agreement”). For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

Pursuant to the Management Services Agreement, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund at December 31, 2020 for management and chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance officer fees payable” and the amounts accrued for the year are shown in the Statements of Operations under “Management services fees payable” and “Compliance officer fees.”

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of GFS, are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

For the six months ended December 31, 2020, the 12b-1 expenses incurred by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Hedged Commodity	$6,567	$27,644
Warrington	32,364	138,111
Systematic Alpha	200	896
Teza	167	6
Multi Strategy	73	542
EAVOL	2,454	9,650
Millburn Hedge Strategy	373,481	1,581,375
Buffered Shield	23,785	19,624

(4)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Hedged Commodity	$29,384,148	$865,082	$(1,530,369)	$(665,287)
Warrington	11,230,162	2,055,483	(344,000)	1,711,483
Systematic Alpha	2,359,701	333,293	(71,085)	262,208
Teza	4,190,270	184,943	—	184,943
Multi Strategy	2,839,270	191,102	(234,238)	(43,136)
EAVOL	11,170,463	1,003,117	(125,757)	877,360
Millburn Hedge Strategy	1,706,857,585	493,161,154	(77,282,608)	415,878,546
Buffered Shield	61,566,737	6,558,610	(561,730)	5,996,880

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the following periods was as follows:

For year/period ended	Ordinary	Long-Term	Return of
6/30/2020	Income	Capital Gains	Capital	Total
Hedged Commodity	$—	$—	$—	—
Warrington	—	—	—	—
Systematic Alpha	43,200	—	—	43,200
Teza (a)	—	—	—	—
Multi Strategy	150,241	—	28,684	178,925
EAVOL	902,147	—	—	902,147
Millburn Hedge Strategy	261,149,084	—	—	261,149,084
Buffered Shield	2,024,714	—	—	2,024,714

(a)	Fund commenced operations on December 31, 2019

For year ended	Ordinary	Long-Term	Return of
6/30/2019	Income	Capital Gains	Capital	Total
Hedged Commodity	$334,320	$—	$—	$334,320
Warrington	—	—	—	—
Systematic Alpha	33,792	—	—	33,792
Multi Strategy	—	—	—	—
EAVOL	59,987	—	—	59,987
Millburn Hedge Strategy	129,588,891	—	—	129,588,891
Buffered Shield	2,445,399	3,113	—	2,448,512

As of June 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Hedged Commodity	$—	$—	(364,381)	$(226,055)	$—	$45,312	$(545,124)
Warrington	—	—	(15,560,007)	(1,001,600,686)	—	(499,649)	(1,017,660,342)
Systematic Alpha	516,206	—	—	(197,065)	—	(254,811)	64,330
Teza	447,298	—	—	(970,080)	—	161,048	(361,734)
Multi Strategy	—	—	(68,206)	(125,016)	—	(137,658)	(330,880)
EAVOL	39,770	768	(280,877)	—	(341,744)	16,046	(566,037)
Millburn Hedge Strategy	107,639,644	—	(710,504,467)	(147,831,301)	—	146,363,497	(604,332,627)
Buffered Shield	446,103	6,623	—	—	(1,750,904)	696,659	(601,519)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on non-equity options and future contracts and forward foreign currency contracts and tax adjustments for partnerships. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Hedged Commodity	$325,899
Warrington	846,447
Systematic Alpha	—
Teza	—
Multi Strategy	12,288
EAVOL	—
Millburn Hedge Strategy	—
Buffered Shield	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Hedged Commodity	$38,482
Warrington	14,713,560
Systematic Alpha	—
Teza	—
Multi Strategy	55,918
EAVOL	280,877
Millburn Hedge Strategy	710,504,467
Buffered Shield	—

At June 30, 2020, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains as well as capital loss carryforwards utilized as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	CLCF Utilized	Total
Hedged Commodity	$12,141	$213,914	$—	$226,055
Warrington	398,615,200	602,985,486	—	1,001,600,686
Systematic Alpha	131,519	65,546	—	197,065
Teza	791,938	178,142	—	970,080
Multi Strategy	62,343	62,673	—	125,016
EAVOL	—	—	—	—
Millburn Hedge Strategy	83,289,545	64,541,756	—	147,831,301
Buffered Shield	—	—	—	—

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, non-deductible expenses, the reclassification of Fund distributions, and accumulated losses from the Funds’ wholly owned subsidiaries, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2020 as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
Hedged Commodity	$(212,737)	$212,737
Warrington	(3,853,682)	3,853,682
Systematic Alpha	(94)	94
Teza	(95,991)	95,991
Multi Strategy	(161,028)	161,028
EAVOL	—	—
Millburn Hedge Strategy	(40,020,619)	40,020,619
Buffered Shield	—	—

(6)	LINE OF CREDIT

Currently, the Funds each have a $20,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the year/period ended June 30, 2020, Hedged Commodity, Warrington, Teza, and Millburn Hedged Strategy did not access the line of credit. The Funds accessed the line of credit, based only on the days borrowed, as follows:

	Average Amount			Outstanding
	Borrowings	Interest	Average	Borrowings
	Outstanding	Expense (1)	Interest Rate	12/31/2020
Hedged Commodity	$—	$—	—	$—
Warrington	—	—	—	—
Systematic Alpha	88,500	8	3.25%	—
Teza	—	—	—	—
Multi Strategy	—	—	—	—
EAVOL	—	—	—	—
Millburn Hedge Strategy	—	—	—	—
Buffered Shield	—	—	—	—

(1)	Includes only Interest Expense for the six months ended December 31, 2020 and may not tie back to the Statement of Operations, which also may include overdrafts, line of credit fees, and broker interests.

(7)	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of Hedged Commodity and Multi Strategy will be directly affected by the performance of the First American Government Obligations Portfolio - Institutional Class. The financial statements of the First American Government Obligations Portfolio - Institutional Class, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of December 31, 2020, the percentage of Hedged Commodity and Multi Strategy’s net assets invested in First American Government Obligations Portfolio - Institutional Class were 89.2% and 40.1%, respectively.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

(8)	SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement (“Agreement”) with the Bank. Each participating Fund can lend their securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Funds collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Securities lending income, if any, is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2020.

			Percentage of Total
Fund	Market Value of Loaned Securities	Market Value of Collateral (1)	Investment Income
EAVOL *	$203,113	$210,653	0.00%

*	Securities collateralized below 102% or 105% for foreign securities. The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

The below table shows the collateral held by the Fund at the end of the period.

Gross Amounts Not Offset in the
Statement of Assets & Liabilities
			Gross Amounts	Net Amounts of
		Gross Amounts	Offset in the	Liabilities Presented in
		of Recognized	Statement of Assets &	the Statement of Assets	Financial	Cash Collateral
Description	Counterparty	Liabilities	Liabilities	& Liabilities	Instruments	Pledged	Net Amount
EAVOL
Liabilities Securities Loaned	US Bank	$(210,653)	$—	$(210,653)	$210,653	$—	$—

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

(9)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2020, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Hedged	Systematic		Multi		Buffered
Owner	Commodity	Alpha	Teza	Strategy	EAVOL	Shield
TD Ameritrade (1)					49%	60%
NFS LLC (1)	35%
Jerry Szilagyi		41%
Isobel Szilagyi				28%
Pershing LLC (1)		28%
Millenium Trust Co. LLC				28%
NFE LLC (1)			55%
Mid Atlantic Trust Company (1)			25%

(1)	These ow ners are comprised of multiple investors and accounts.

(10)	INVESTMENTS IN AFFILIATED COMPANIES

Affiliated companies are mutual funds which are advised by CCA, AlphaCentric Advisors, LLC or Rational Advisors, Inc or where the Fund has ownership of at least 5% of the underlying positions. Companies which are affiliates of the Funds’ at June 30, 2020, are noted in the Funds’ Portfolios of Investments. Transactions during the year ended June 30, 2020, with companies which are affiliates are as follows:

		Value				Dividend	Change in
		Beginning		Sales	Realized	Interest	Unrealized
Fund	Affiliated Holding	of Year	Purchases	Proceeds	Gain/(Loss)	Income	Gain/(Loss)	Fair Value
Warrington
	Prime Meridian Income QP Fund, LP *	$15,744,323	$—	$(4,889,800)	$575,071	$—	$412,147	$11,841,741
		$15,744,323	$—	$(4,889,800)	$575,071	$—	$412,147	$11,841,741

*	No shares are issued.

		Shares			Balance		Dividend	Change in
		Beginning			December 31,	Realized	Interest	Unrealized
Fund	Affiliated Holding	of Year	Purchases	Sales	2020	Gain/Loss	Income	Gain/(Loss)	Fair Value
Systematic Alpha
	Catalyst Enhanced Income Strategy Fund, Cl. I	$90,490	$1,776	$(59,699)	$32,567	$8,846	$21,184	$7,808	$367,684
	Rational Special Situations Income Fund, Inst Class	68,689	1,234	(51,149)	18,774	(17,705)	22,197	29,546	367,591
		$90,490	$3,010	$(110,848)	$51,341	$(8,859)	$43,381	$37,354	$735,275
Multi Strategy

	AlphaCentric Income Opportunities Fund, Cl. I	$4,981	$6,113	$—	$11,094	$—	$2,663	$14,250	$122,365
	Catalyst Enhanced Income Strategy Fund, Cl. I	4,242	5,485	—	9,727	—	3,224	1,501	109,625
	Rational Special Situations Income Fund, Inst Class	2,413	3,144	—	5,557	—	2,737	1,032	109,246
		$11,636	$14,742	$—	$26,378	$—	$8,624	$16,783	$341,236

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

(10)	LITIGATION

On April 28, 2017, plaintiffs Roger Emerson, Mary Emerson, Robert Caplin and Martha J. Goodlett filed a putative class action in the United States District Court for the Eastern District of New York, against the Trust, CCA, the Distributor certain officers and trustees of the Trust, and a portfolio manager. The plaintiffs allege, among other things, that the prospectus and other offering materials for the Catalyst Hedged Futures Strategy Fund contained misrepresentations and omissions regarding the Fund’s investment objective and the risks related to the Fund’s strategy. The complaint seeks (i) class certification; (ii) unspecified relief for damages and interest, attorney’s fees and equitable/injunctive relief; and (iii) rescission. On January 8, 2018, the court appointed co-lead plaintiffs and co-lead counsel. On June 5, 2018, defendants filed a joint motion to dismiss the complaint in its entirety. On March 5, 2019 plaintiffs filed a notice indicating they voluntarily dismissed with prejudice all claims against the portfolio manager. On June 25, 2019, the Court entered a Memorandum of Decision and Order granting defendants’ motion to dismiss the Amended Complaint in its entirety and dismissing all of plaintiffs’ claims with prejudice. In so ruling, the Court stated that with respect to the Fund’s investment objective and options strategies and risks, among other things, it “concurs with the Defendants that no actionable misstatements or omissions occurred.” The case was closed by Judgment dated June 26, 2019. Thereafter, on July 18, 2019, plaintiffs filed a Motion to Alter or Amend Judgment and for Leave to Amend, asking the Court to vacate the Judgment dismissing the case, reconsider its dismissal with prejudice, and/or grant plaintiffs leave to file a second amended complaint (the “Motion to Alter”). Defendants filed their opposition to the Motion to Alter on August 8, 2019 and plaintiffs’ reply was filed on August 22, 2019. On December 2, 2019, an Order was entered by the Court on joint motion of the parties staying the action. Following extensive arm’s-length negotiations and a recommendation by an experienced mediator, the parties agreed in principal to settle all claims in the action for $3,325,000 (the “Settlement”), and a Stipulation of Settlement was executed on March 5, 2020. On March 30, 2020, the Court entered an order (i) preliminarily approving the Settlement and certifying, for settlement purposes only, a class; (ii) preliminarily appointing class representatives and class counsel; (iv) approving notice to the settlement class; and (v) setting a final Settlement hearing date. On July 30, 2020, plaintiff filed motions seeking final approval of the settlement, including releasing all claims and barring future claims against defendants, and requesting attorney fees and expenses and a lead plaintiff award (together, the “Motions”), and thereafter filed a reply in further support of the Motions on August 27, 2020. A fairness hearing was held on September 9, 2020, and orders thereafter were issued finally approving the settlement and plan of allocation and granting the Motions.

On January 27, 2020, CCA and its chief executive officer (collectively, “Catalyst”) reached a settlement with the SEC to resolve allegations in connection with its investigation of risk disclosures related to Catalyst Hedged Futures Strategy Fund (the “Fund”) and Catalyst’s management of the Fund.

Under the terms of the SEC’s cease-and-desist order (“SEC Order”), pursuant to which Catalyst neither admitted nor denied any of the allegations contained therein, CCA agreed to pay a total of $8,908,481 as a rebate of advisory fees and prejudgment interest plus $1.3 million in civil monetary penalties, and its chief executive officer agreed to pay $300,000 in civil monetary penalties.

Pursuant to the terms of the SEC Order, an account was established for the pro-rata distribution of the $10,508,481 in disgorgement of advisory fees, prejudgment interest and civil monetary penalties to the Fund’s shareholders between December 1, 2016 and February 28, 2017 based on each shareholder’s pro rata advisory fees paid during the period. The calculation of these disbursements and the amount paid to each affected shareholder will be submitted to, reviewed and approved by the SEC staff in accordance with the SEC Order.

The foregoing is a summary of the SEC Order. A copy of the SEC Order and the distribution plan are available at https://www.sec.gov/litigation/admin/2020/ia-5436.pdf.

The pro-rata distribution of $10,508,481 is shown in the Funds Statement of Assets and Liabilities as an offsetting Asset and Liability. The amount is held in cash in a segregated account and the Advisor does not use this balance for trading activities, nor receives additional management fees.

(11)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2020

Consideration and Approval of Management Agreement Between Catalyst Capital Advisors, LLC and Mutual Fund Series Trust with respect to Catalyst/Teza Algorithmic Allocation Fund

In connection with a regular meeting held on November 11, 2019, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a management agreement (the “Management Agreement”) between the Trust and Catalyst Capital Advisors, LLC (“Catalyst”) , with respect to Catalyst/Teza Algorithmic Allocation Fund (“Teza AA”). The Board examined Catalyst’s responses to a series of questions regarding, among other things, its proposed advisory services to Teza AA, comparative fee and expense information, and Catalyst’s projected profitability from managing Teza AA.

Nature, Extent, and Quality of Services. The Board reviewed Catalyst’s corporate structure, officers, owners, and compliance record. A representative of Catalyst reviewed the services Catalyst would provide to Teza AA and the procedures proposed by Catalyst to supervise Teza AA’s investment program and the proposed new sub-advisor. The Board discussed the experience of Catalyst’s senior personnel, recent staff additions, and its satisfaction with Catalyst’s chief compliance officer and chief risk officer. A representative of Catalyst reviewed Catalyst’s risk management process, aimed at addressing risk while maintaining returns, and the Board agreed that Catalyst’s focus on risk management and mitigation would be beneficial to shareholders. The Board discussed Catalyst’s compliance program, and the Trust’s chief compliance officer confirmed that Catalyst had appropriate and reasonably designed compliance policies and procedures to prevent violations of the federal securities laws. The Board acknowledged its discussion during the Meeting of the status of certain regulatory examinations and litigation. It acknowledged Catalyst’s infrastructure, compliance and risk management cultures and concluded that Catalyst would provide a high level of quality service to Teza AA for the benefit of shareholders.

Performance. The Board noted that the sub-advisor would be primarily responsible for the day-to-day management of Teza AA’s portfolio. The Board further noted that Catalyst had demonstrated, as evidenced by the other series of the Trust it managed, that it had the ability to successfully manage and oversee sub -advisors ensuring compliance with portfolio restrictions and limitations. The Board further noted that Catalyst’s track record of managing mutual funds gave the Board confidence that Catalyst would provide value to shareholders as advisor to Teza AA.

Fees and Expenses. The Board reviewed the proposed management fee of 1.90% for Teza AA was higher than the average advisory fee charged in the peer group and the Morningstar Multialternative category but below the highs of each. The Board discussed that Teza AA’s proposed net expense ratio of 2.24% was lower than the average of the peer group and although higher than the median and average of the Morningstar category, was well below the high of the Morningstar category. The Board reviewed Catalyst’s explanation that the advisory fee was appropriate for Teza AA because of the sophisticated and dynamic nature of Teza AA’s strategy, the sub-advisor’s strong historical track record in implementing the strategy and the additional investment and risk

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2020

management oversight required by Catalyst for Teza AA’s complex strategy. The Board discussed the allocation of fees between Catalyst and Teza AA’s sub-advisor and agreed that the allocation was appropriate. The Board concluded that the proposed management fee for Teza AA was not unreasonable.

Profitability. The Board reviewed Catalyst’s analysis estimating its profitability in connection with Teza AA during the initial term of the management agreement. The Board noted that Catalyst anticipated realizing a modest profit on Teza AA during the first two years of management agreement. It considered the ancillary benefits that Catalyst and its affiliates may receive related to Teza AA. The Board concluded that excess profitability was not a concern at this time.

Economies of Scale. The Board considered whether Catalyst had the potential to realize economies of scale during the initial term of the management agreement. The Board agreed that given Teza AA’s anticipated growth during the initial term of the agreement, the absence of breakpoints in the advisory fee was acceptable at this time.

Conclusion. Having requested and received such information from Catalyst as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of counsel, the Board concluded that approval of the Management Agreement was in the best interests of Teza AA and its shareholders.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2020

Consideration and Approval of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC (“Catalyst”) and Teza Capital Management, LLC (“Teza”) with respect to Catalyst/Teza Algorithmic Allocation Fund (“Teza AA”).

In connection with a regular meeting held on November 11, 2019, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement between Catalyst and Teza (the “Sub-Advisory Agreement”), with respect to Teza AA.

The Board was assisted by legal counsel throughout the approval process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub- Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with its deliberations regarding approval of the Sub-Advisory Agreement, the Board reviewed materials prepared by Teza.

Nature, Extent, and Quality of Services. The Board reviewed the experience and credentials of Teza’s key personnel and discussed the investment sub -advisory services to be provided to Teza AA. It remarked that trading decisions were determined by Teza’s investment models using exchange prices and microstructure data on a daily basis and reviewed by the portfolio managers prior to sending orders to an execution broker. The Board observed that Teza would generate internal reports daily to analyze financial, volatility and risk metrics. While noting that not all risk could be avoided, the Board expressed satisfaction with Teza’s risk management strategy which employed a variety of built-in risk mitigation processes to optimize risk/reward balance and analyze volatility. The Board noted that Teza would seek broker-dealers on the basis of best execution and had no material compliance or litigation issues that would affect its ability to sub-adviser Teza AA. The Board commented that Teza maintained insurance coverage. The Board agreed that Teza had the experience and resources necessary to provide quality services to Teza AA.

Performance. The Board reviewed the five- month performance of a proprietary account managed by Teza AA using the same strategy as that proposed for the Fund. The Board also reviewed another proprietary account that has operated with a similar strategy for approximately one year. The Board noted that, although not dispositive, the performance data indicated that Teza had the ability to provide reasonable returns for Teza AA.

Fees and Expenses. The Board noted that Teza would receive a fee, to be paid by Catalyst and not Teza AA, of 50% of the net advisory fee (with a maximum of 0.80% of Teza AA’s average daily net assets). After further discussion, the Board concluded that the sub-advisory fee to be charged with respect to Teza AA, the sub-advisory fee in relation to the total advisory fee, and the allocation of fees between Catalyst and Teza were not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Teza, noting that Teza anticipated a loss in connection with Teza AA for the first two years of the sub-advisory agreement. The Board concluded that excessive profitability was not likely to be an issue for Teza during the initial term of the agreement.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2020

Economies of Scale. The Board considered whether Teza would realize economies of scale with respect to the sub- advisory services provided to Teza AA during the initial term of the sub-advisory agreement and concluded this was unlikely. The Board agreed that this was primarily an advisor level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from Teza as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the fee structure was not unreasonable and that approval of the Sub-Advisory Agreement was in the best interests of Teza AA and its shareholders.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2020

Consideration of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC (“Catalyst”) and Equity Armor, LLC (“Equity Armor”) with respect to the EAVOL Nasdaq 100 Volatility Overlay Fund (“EAVOL”) (previously, Exceed Defined Risk Fund) .

In connection with a regular meeting held on August 19, 2020, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed a sub-advisory agreement between Catalyst and Equity Armor (the “Sub-Advisory Agreement”), with respect to EAVOL.

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub -Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to approval of the Sub-Advisory Agreement. In connection with its deliberations regarding approval of the Sub-Advisory Agreement, the Board reviewed materials prepared by Equity Armor.

Nature, Extent and Quality of Services. The Board reviewed the experience and credentials of Equity Armor’s key personnel and discussed the investment sub-advisory services to be provided to EAVOL. It noted that Equity Armor would use charting, fundamental, technical and cyclical analysis to evaluate EAVOL’s performance and investment strategy on a minute-to-minute basis. The Board discussed that Equity Armor would pay particular attention to rebalancing the portfolio due to increased volatility in the markets and that it used its own proprietary systems in combination with a third -party system to monitor positions and trading activity. The Board remarked that Equity Armor would seek broker-dealers on the basis of best execution. The Board observed that Equity Armor engaged a third-party compliance firm to address compliance matters and that it reported no material compliance concerns or litigation issues that would affect its ability to sub-advise EAVOL. The Board acknowledged that EAVOL maintained insurance coverage. The Board agreed that Equity Armor had the experience and resources necessary to provide quality service to EAVOL.

Performance. The Board reviewed the performance history of another fund sub-advised by Equity Armor but recognized that such fund’s strategy was changed in December 2019 so that the performance data was of limited use. The Board reviewed hypothetical back-tested returns for the proposed strategy for EAVOL provided by Equity Armor and noted that it would have generated positive returns. The Board agreed that, although not dispositive, the performance data indicated that Equity Armor had the ability to provide reasonable returns for EAVOL.

Fees and Expenses. The Board noted that Equity Armor would receive a fee, to be paid by Catalyst and not EAVOL, of 50% of the net advisory fee (with a maximum of 0.625% of EAVOL’s average daily net assets). After further discussion, the Board concluded that the sub-advisory fee to be charged with respect to EAVOL, the sub-advisory fee in relation to the total advisory fee, and the allocation of fees between Catalyst and Equity Armor were not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Equity Armor, noting that Equity Armor anticipated a loss in connection with EAVOL for the first year of the sub-advisory agreement, and a reasonable profit in the second year of the Sub-Advisory Agreement. The Board

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2020

concluded that excessive profitability was not likely to be an issue during the initial term of the agreement.

Economies of Scale. The Board considered whether Equity Armor would realize economies of scale with respect to the sub-advisory services provided to EAVOL during the initial term of the Sub-Advisory Agreement and concluded this was unlikely. The Board agreed that this was primarily an advisor level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from Equity Armor as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was not unreasonable and that approval of the Sub-Advisory Agreement was in the best interests of EAVOL and its shareholders.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2020

Consideration of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC (“Catalyst”) and Millburn Ridgefield Corp. (“Millburn”) with respect to the Catalyst/Millburn Hedge Strategy Fund (Millburn HS”).

In connection with a regular meeting held on August 19, 2020, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed a new sub- advisory agreement among Catalyst Millburn (the “Sub-Advisory Agreement”) with respect to Millburn HS.

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub -Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to approval of the Sub-Advisory Agreement. In connection with its deliberations regarding approval of the Sub-Advisory Agreement, the Board reviewed materials prepared by Millburn.

Nature, Extent, and Quality of Services. The Board noted that Millburn added an associate director of research to its investment committee with many years of experience at Millburn. The Board commented that, under the advisor’s oversight, Millburn was responsible for all research, technology and trade order entry for Millburn HS. It discussed that Millburn’s investment committee managed Millburn HS’s trading methodology and implemented its systematic models and trading systems. The Board observed that Millburn’s risk management processes focused on money management principles applicable to Millburn HS as a whole rather than to individual positions. The Board remarked that Millburn monitored compliance with Millburn HS’s investment limitations in real time and post-trade to maintain the desired levels of margin and exposure. The Board noted that Millburn had reported no material compliance or litigation issues in the past year and remarked that Millburn maintained adequate insurance coverage. The Board concluded that the services provided by Millburn were in line with its expectations.

Performance. The Board discussed that Millburn HS had underperformed the HFRI Fund Weighted Composite Index over the 1-year and 3-year periods but outperformed the index across the 5-year and 10-year periods. The Board noted that the performance record included performance of a predecessor fund. The Board recalled its discussion with Millburn that Millburn HS’s short- term performance had been adversely affected by the market volatility that ensued after the outbreak of COVID-19 in the United States. The Board discussed Millburn’s representation that Millburn HS’s performance had begun to recover. The Board concluded that Millburn’s performance was acceptable.

Fees and Expenses. The Board discussed that Millburn’s sub-advisory fee was 50% of the net advisory fee (maximum of 0.875% annually) for sub-advising Millburn HS except that, for any investments made in Millburn HS from Millburn’s clients, Millburn was entitled to 100% of the net advisory fees. The Board observed that Millburn’s sub-advisory fee was lower than the average of other Millburn accounts employing a strategy from which Millburn HS’s futures component was derived noting that the performance fee component paid by Millburn’s other clients made those

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2020

comparisons less relevant to the Board. The Board concluded that Millburn’s sub-advisory fee was not unreasonable.

Profitability. The Board discussed the profit analysis provided by Millburn, including the material assumptions made to produce the estimates. The Board observed that, based on the information Millburn provided, Millburn earned a reasonable profit from its sub- advisory agreement in connection with Millburn HS. The Board concluded that Millburn’s profit was not excessive.

Economies of Scale. The Board considered whether Millburn had realized economies of scale with respect to the sub -advisory services provided to Millburn HS. The Board agreed that Millburn was managing its operations to maximize efficiencies, and the Board would continue to review the matter of economies of scale.

Conclusion. Having requested and received such information from Millburn as the Board believed to be reasonably necessary to evaluate the terms of the Sub -Advisory Agreement among Catalyst, Millburn and Millburn HS, and as assisted by the advice and guidance of counsel, the Board concluded that approval of the Sub-Advisory Agreement was in the best interests of Millburn HS and its shareholders.

CATALYST FUNDS
INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (07/01/20) and held for the entire period through 12/31/20.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table provide information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)
		Beginning
	Fund’s Annualized	Account Value	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio **	07/01/20	Value 12/31/20	During Period *	Value 12/31/20	During Period *
Catalyst Hedged Commodity Strategy Fund - Class A	2.27%	$1,000.00	$934.80	$11.07	$1,013.76	$11.52
Catalyst Hedged Commodity Strategy Fund - Class C	3.02%	1,000.00	931.30	14.70	1,009.98	15.30
Catalyst Hedged Commodity Strategy Fund - Class I	2.02%	1,000.00	935.90	9.86	1,015.02	10.26
Catalyst/Warrington Strategic Program Fund - Class A	3.07%	1,000.00	1,011.80	15.57	1,009.73	15.55
Catalyst/Warrington Strategic Program Fund - Class C	3.85%	1,000.00	1,008.30	19.49	1,005.80	19.46
Catalyst/Warrington Strategic Program Fund - Class I	2.82%	1,000.00	1,012.90	14.31	1,010.99	14.29
Catalyst Systematic Alpha Fund - Class A	2.02%	1,000.00	1,205.80	11.23	1,015.02	10.26
Catalyst Systematic Alpha Fund - Class C	2.77%	1,000.00	1,200.40	15.36	1,011.24	14.04
Catalyst Systematic Alpha Fund - Class I	1.77%	1,000.00	1,207.20	9.85	1,016.28	9.00
Catalyst/Teza Algorithmic Allocation Fund - Class A	2.24%	1,000.00	1,013.50	11.37	1,013.91	11.37
Catalyst/Teza Algorithmic Allocation Fund - Class C	2.99%	1,000.00	1,009.80	15.15	1,010.13	15.15
Catalyst/Teza Algorithmic Allocation Fund - Class I	1.99%	1,000.00	1,014.90	10.11	1,015.17	10.11
Catalyst Multi Strategy Fund - Class A	2.27%	1,000.00	953.20	11.18	1,013.76	11.52
Catalyst Multi Strategy Fund - Class C	3.02%	1,000.00	949.90	14.84	1,009.98	15.30
Catalyst Multi Strategy Fund - Class I	2.02%	1,000.00	954.60	9.95	1,015.02	10.26
EAVOL Nasdaq-100 Volatility Overlay Fund - Class A	1.65%	1,000.00	1,122.10	8.83	1,016.89	8.39
EAVOL Nasdaq-100 Volatility Overlay Fund - Class C	2.40%	1,000.00	1,118.10	12.81	1,013.11	12.18
EAVOL Nasdaq-100 Volatility Overlay Fund - Class I	1.40%	1,000.00	1,123.60	7.49	1,018.15	7.12
Catalyst Millburn Hedge Strategy Fund - Class A	2.21%	1,000.00	1,161.60	12.06	1,014.05	11.23
Catalyst Millburn Hedge Strategy Fund - Class C	2.96%	1,000.00	1,157.20	16.09	1,010.28	15.00
Catalyst Millburn Hedge Strategy Fund - Class C-1 ***	2.96%	1,000.00	1,163.10	2.54	1,001.62	2.35
Catalyst Millburn Hedge Strategy Fund - Class I	1.96%	1,000.00	1,163.10	10.68	1,015.34	9.95
Catalyst Buffered Shield Fund - Class A	1.48%	1,000.00	1,097.40	7.82	1,017.74	7.53
Catalyst Buffered Shield Fund - Class C	2.23%	1,000.00	1,092.90	11.76	1,013.96	11.32
Catalyst Buffered Shield Fund - Class I	1.23%	1,000.00	1,098.20	6.50	1,019.00	6.26

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**	Annualized expense ratio does not include interest expenses or dividend expenses.

**	Class C-1 commenced operations on December 2, 2020, actual expenses are calculated from commencement date through December 31, 2020 (29) divided by the number of days in the fiscal year (365).

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. July 2017

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-844-223-8637

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust doesn’t jointly market.

MUTUAL FUND SERIES TRUST
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

MANAGER
Catalyst Capital Advisors, LLC
53 Palmeras Street, Suite 601
San Juan, PR 00901

ADMINISTRATOR
Gemini Fund Services LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-PORT may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

CatalystHedge-SA20

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENT

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-ENDED MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: March 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: March 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: March 8, 2021